As Filed with the Securities and Exchange Commission on April 27, 2023
REGISTRATION
NO.                333-238865
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 158

DELAWARE LIFE VARIABLE ACCOUNT F
(Exact Name of Registrant)

DELAWARE LIFE INSURANCE COMPANY
(Name of Depositor)
1601 Trapelo Road, Suite 30
Waltham, Massachusetts 02451
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (844)
448-3519
Michael S. Bloom, Chief Legal Officer and Secretary
Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, Massachusetts 02451
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on _________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

DELAWARE LIFE ACCELERATOR PRIME
®
VARIABLE ANNUITY
An individual flexible payment variable annuity
Issued by
Delaware Life Insurance Company
Supplement dated May 1, 2023
to the Prospectus dated May 1, 2023 and
the Initial Summary Prospectus dated
May 1, 2023
This Rate Sheet Prospectus Supplement (the “
Supplement
” or “
Rate Sheet Supplement
”) provides certain information contained in the Delaware Life Accelerator Prime
®
Variable Annuity Prospectus dated May 1, 2023, as Supplemented (the “
Prospectus
”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.
This Supplement replaces and supersedes any previously issued Rate Sheet Supplement(s) and must be accompanied by the Prospectus. This Supplement should be read and retained with the Prospectus.
We are issuing this Supplement to provide: (1)
 For the GLWBs
, the current Lifetime Withdrawal Percentages (the “LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths, Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB and Flex Income Control GLWB only) and the Termination Lockout Period; (2)
 For the GMAB
, the current Terms, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB; (3)
 For the GMPB
, the current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB Fee, if you elect a GMPB; and (4)
 For the HAV and ROP Death Benefits,
the current HAV Fee Rate and ROP Fee Rate.
These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a
Step-Up
as described in the
Step-Up
Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB or the Flex Income Control GLWB, after the GLWB Fee Rate Lock Period.) At the time of a
Step-Up
or GLWB Fee increase after GLWB Fee Rate Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).
If you would like another copy of the current Prospectus, including any historical rates and fees, you may obtain one by visiting http://connect.rightprospectus.com/DelawareLife/TAHD/246115208 or by calling us at
(800) 374-3714.
The Prospectus and this Supplement can also be found on the U.S. Securities and
Exchange
Commission’s website (www.sec.gov) by searching File
No. 333-238865.
The GLWB, GMPB, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between May 1, 2023 and July 9, 2023.

LW%
The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.
LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.60%	3.00%
60-64	4.00%	3.40%
65-69	5.20%	4.60%
70-74	5.40%	4.80%
75-79	5.60%	5.00%
80-84	5.80%	5.20%
85+	5.80%	5.20%
LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	4.00%	3.40%
60-64	4.80%	4.20%
65-69	6.00%	5.40%
70-74	6.20%	5.60%
75-79	6.40%	5.80%
80-84	6.60%	6.00%
85+	6.60%	6.00%

*	If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint GLWB Covered Person.”
LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)
The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e.
B-A

Where:

	A	=	The Adjustment Base Rate

	B	=	The Adjustment Election Rate

2

To determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages effective on the
Issue
Date.

B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%
BR%
On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. The Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control GLWB is 7.25%.
BONUS PERIOD LENGTHS
We currently offer a
ten-year
Bonus Period.
ELECTION LOCKOUT PERIOD
If you elect and activate the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot elect either GLWB for a period of one year from the Issue Date.

3

GLWB FEE
The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the annual GLWB Fee Rate (divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate is currently 1.35% (0.3375% quarterly) for all GLWB riders. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a
Step-Up,
or after the GLWB Fee Rate Lock Period.
GLWB FEE RATE LOCK PERIOD
If you elect and activate the Flex Income Boost GLWB or Flex Income Control GLWB, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.
GMPB TERMS
We currently offer a
ten-year
Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7 GMPB.
GMPB BUFFER FACTOR
The current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7 GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
GMPB CANCELLATION THRESHOLDS
The current GMPB Cancellation Thresholds are:

	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%
GMPB FEE
The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee Rate is currently 0.55% (0.1375% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
The annual GMPB Fee Rate will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375% quarterly) for the successive Term.
GMPB PURCHASE PAYMENT WINDOW
The current GMPB Purchase Payment Window is 90 days from the Issue Date.
GMAB TERMS
We currently offer a
ten-year
Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.

4

GMAB FACTORS
The GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.
GMAB Subsequent Purchase Payment Adjustment Factors
The current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:
Armor Ten GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%
Armor Seven GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%
GMAB FEE
The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB Fee Rate is currently 0.80% (0.20% quarterly) for the Armor Seven GMAB and the Armor Ten GMAB.
The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375% quarterly) for successive Terms.

5

HAV FEE
The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is 0.30% (0.075% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently 2.00% (0.50% quarterly)
ROP FEE
The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is 0.10% (0.025% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently 2.00% (0.50% quarterly)
TERMINATION LOCKOUT PERIOD
You may not terminate your GLWB for a five-year period from the Issue Date or the Election Date.
If you have any questions regarding this Supplement, please call the Service Center toll-free at (800)
374-3714
or write to us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail - Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800)
883-9165.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus dated May 1, 2023.
Please read this Supplement carefully and retain it for future reference.

6

DELAWARE LIFE ACCELERATOR PRIME
®
VARIABLE ANNUITY
PROSPECTUS
May 1, 2023
This Prospectus describes the Delaware Life Accelerator Prime
®
Variable Annuity
(the “Contract”), a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company,” “Delaware Life,” “us,” “our,” or “we”) and Delaware Life Variable Account F (the “Variable Account”) offer the Contract to individuals and entities. The Contract may be offered through personal retirement and non-qualified deferred compensation plans.
The Contract allows you to accumulate assets on a
tax-deferred
basis for retirement or other long-term purposes. This Prospectus provides important information about the Contract, including its material features, rights, obligations, restrictions, investment options, optional benefits, and variations, as well as other information.
When you invest in the Contract, you decide how to allocate your money among a number of Variable Account options and, if available, fixed interest options. You should consider which features are important to you and the amount of Variable Account charges, the amount of any optional benefit charges, and the amount of any early withdrawal charges that you are willing to pay relative to your needs. In deciding whether to purchase any of the optional living or death benefits that are available, you should consider the desirability of the benefit relative to its additional cost and your needs.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
We use a Rate Sheet Supplement to describe current values and fees for the optional benefits, which is attached at the front of this Prospectus.
If you have any questions about your Contract, please contact us at our Service Address:
By mail - Delaware Life Insurance Company
P.O. Box 80428, Indianapolis, IN 46280
By express mail - Delaware Life Insurance Company
10555 Group 1001 Way, Zionsville, IN 46077
By
facsimile - (800) 883-9165
By
telephone - (800) 374-3714
www.delawarelife.com/contact-us
The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

SPECIAL TERMS
The following terms as used in this Prospectus have the indicated meanings:
ADJUSTED LIFETIME
WITHDRAWAL PERCENTAGE (for the Flex Income Boost GLWB and Flex Income Control GLWB only) :
A percentage, based on the applicable Lifetime Withdrawal Percentage and the LWAF, that is applied to the Withdrawal Benefit Base to determine the AWA.
ADJUSTMENT BASE RATE (for the Flex Income Boost GLWB and for the Flex Income Control GLWB only):
The Adjustment Reference Rate applicable on the Issue Date.
ADJUSTMENT ELECTION RATE (for the Flex Income Boost GLWB and for the Flex Income Control GLWB only):
The Adjustment Reference Rate applicable on the Election Date.
ACCUMULATION PHASE:
The period before the Annuity Income Date while the Contract is in force.
ANNUAL WITHDRAWAL AMOUNT (“AWA”):
Under the GLWB, the maximum amount that you may withdraw in a Contract Year without reducing the Withdrawal Benefit Base. The AWA can change from Contract Year to Contract Year, based on changes in the Withdrawal Benefit Base and the Lifetime Withdrawal Percentage.
ANNUITANT:
The natural person or persons with the right to receive annuity payments on or after the Annuity Income Date and on whose life or lives annuity payments involving life contingencies are based.
ANNUITY INCOME DATE:
The date that annuity payments begin. If no Annuity Income Date is selected, the first annuity payment will be the first day of the month following the Contract Anniversary subsequent to the youngest Annuitant’s 100 th
birthday.
ANNUITY PAYMENT OPTION:
A payment option as described under “Fixed Annuity Payment Options” or subsequently made available by the Company.
APPLICATION:
The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.
ASSET CHARGE
: The Asset Charge is also known as the mortality and expense risk charge. It is assessed in computing the Net Investment Factor.
BENEFICIARY:
During the Accumulation Phase, the Beneficiary is the person or entity having the right to receive the death benefit and who, in the event of an Owner’s death, is the “designated Beneficiary” for purposes of Section 72(s) of the Code. After the Annuity Income Date, the Beneficiary is the person or entity having the right to receive the remaining payments, if any, under the Annuity Payment Option elected, following the death of each Annuitant.
BONUS AMOUNT:
For the Income Boost GLWB, a bonus amount at the end of each Contract Year during the Bonus Period and on the Income Start Date, that may be added to the Withdrawal Benefit Base. For the Income Control GLWB, a bonus amount at the end of each Contract Year and on the Income Start Date, that may be added to the Bonus Withdrawal Base.
BONUS EXTENSION PERIOD:
A period of time measured from the Issue Date during which the Bonus Period will extend upon Step-Up. The Bonus Extension Period terminates automatically on the Income Start Date.
BONUS BASE:
The amount used to calculate any Bonus Amounts during the Bonus Period.
BONUS PERIOD:
A time period measured from the Issue Date or the last Step-Up Date before the Income Start Date, over which the Withdrawal Benefit Base and/or the Bonus Withdrawal Base can accumulate Bonus Amounts. The Bonus Period terminates automatically on the Income Start Date.

BONUS RATE:
An annualized percentage rate multiplied by the Bonus Base on each Contract Anniversary (and on the Income Start Date if not a Contract Anniversary) during the Bonus Period to determine any Bonus Amounts. See Rate Sheet Supplement for current rates.
BONUS
WITHDRAWAL
BASE:
An amount calculated as described in the “
Bonus Feature”
of this Prospectus and used to determine the Withdrawal Benefit Base.
BUSINESS DAY:
Any day the New York Stock Exchange (“NYSE”) is open for trading and that is a day on which we process financial transactions and requests.
CODE:
The Internal Revenue Code of 1986, as amended.
COMPANY (“we,” “us,” “our,” “DELAWARE LIFE”):
Delaware Life Insurance Company.
CONTRACT:
The flexible payment deferred variable annuity contract described in this Prospectus and issued to an Owner or Joint Owners after the initial Purchase Payment is accepted by us.
CONTRACT ANNIVERSARY:
The same date in each succeeding year that corresponds to the Issue Date. If your Contract is issued on February 29 th
, your Contract Anniversary will be March 1
st
of each subsequent year.
CONTRACT QUARTER:
A three-month period with the first Contract Quarter beginning on the Issue Date.
CONTRACT VALUE:
During the Accumulation Phase, the Contract Value for any Valuation Period is equal to the Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, for that Valuation Period.
CONTRACT YEAR:
A period of 365 days (366 days if a leap year) first measured from the Issue Date.
COVERED PERSON:
The natural person whose age is used to determine the Lifetime Withdrawal Percentage for purposes of calculating the AWA on the Income Start Date and on any subsequent Step-Up Date. If joint life coverage is elected, the Covered Person will be the younger spouse as of the Income Start Date.
DEATH BENEFIT DATE:
The date on which the Company receives Due Proof of Death. If there are multiple Beneficiaries, the Death Benefit Date will be the first date on which we receive Due Proof of Death from at least one Beneficiary.
DESIGNATED INVESTMENT OPTIONS:
The Subaccounts that we make available for use with the Income Control GLWB, Flex Income Control GLWB and GMAB riders.
DOLLAR COST AVERAGING (“DCA”) program:
The Owner may elect to participate in the DCA program, at no extra charge, by allocating a Purchase Payment to the Fixed Account prior to your Annuity Income Date. The 6 and
12-month
DCA program automatically transfers a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to your selected Subaccounts each month.
DUE PROOF OF DEATH:
An original or an originally certified copy of an official death certificate, or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, and, in respect of each Beneficiary, our claim form, properly completed, and any other information or documents required to make a death benefit payment.
EARLY WITHDRAWAL:
Under the GLWB, any withdrawal taken prior to the Income Start Date.
ELECTION DATE:
The date that the guaranteed living benefit provided by the Flex Income Boost GLWB and Flex Income Control GLWB is elected and activated. The Election Date cannot be prior to the end of the Election Lockout Period.
ELECTION LOCKOUT PERIOD:
The period of time measured from the Issue Date during which the GLWB provided by the Flex Income Boost GLWB and Flex Income Control GLWB cannot be activated.

EXCESS WITHDRAWAL:
Under the GLWB, in any Contract Year after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the higher of the AWA and the Protected RMD Amount.
FIXED ACCOUNT:
A part of the Company’s general account, consisting of all the Company’s assets other than those allocated to the Company’s separate accounts. Amounts allocated to the Guarantee Periods and the DCA program are held in the Fixed Account.
FIXED ACCUMULATION VALUE:
The sum of the values of all Guarantee Amounts credited to your Contract and the amounts in the DCA program for a Valuation Period.
FIXED ANNUITY:
The only Annuity Payment Option offered by us for annuitization, which payments are fixed and do not vary as to dollar amount.
FUND:
An
open-end
management investment company or series or portfolio thereof, sometimes called a “mutual fund,” registered under the Investment Company Act of 1940. Each Subaccount invests in shares of a Fund.
GLWB:
Four optional living benefit riders, Delaware Life Income Boost
SM
(“Income Boost GLWB”), Delaware Life Income Control
SM
(“Income Control GLWB”), Flex Income Boost GLWB and Flex Income Control GLWB. GLWB generally is an abbreviation for “guaranteed living withdrawal benefit.”
GLWB COVERED PERSON (JOINT GLWB COVERED PERSON):
Under a GLWB, the natural person whose age is used to determine the Lifetime Withdrawal Percentage for purposes of calculating the AWA on the Income Start Date and on any subsequent
Step-Up
Date. If joint-life coverage is elected, the GLWB Covered Person is the younger spouse as recognized under federal tax laws and the older spouse is the Joint GLWB Covered Person.
GLWB FEE:
A fee calculated by dividing the annual GLWB Fee Rate by four and then multiplying by the Withdrawal Benefit Base, The fee is calculated and deducted from your Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
GLWB FEE RATE:
The annual percentage rate (divided by four) used to calculate the quarterly GLWB Fee.
GLWB Fee Rate Lock Period (For the Flex Income Boost GLWB and Flex Income Control GLWB):
After the Election Period, the GLWB fee is guaranteed for the GLWB Fee Rate Lock Period. Thereafter, the GLWB maybe increased up to the maximum GLWB Fee Rate, 2.50% (0.625% quarterly).
GMAB:
An optional living benefit rider which can be elected on or before the Issue Date. The GMAB is currently comprised of two Terms: Delaware Life Armor Ten GMAB
SM
(ten-year)
(“Armor Ten GMAB”) and Delaware Life Armor Seven GMAB
SM
(seven-year) (“Armor Seven GMAB”). GMAB generally is an abbreviation for “guaranteed minimum accumulation benefit.”
GMAB BASE:
The guaranteed minimum accumulation benefit base, or the GMAB Base, is the amount used to determine the GMAB Credit, if any, on a Term End Date. The GMAB Base is equal to the Contract Value on a Term Start Date multiplied by the GMAB Factor and adjusted for any subsequent Purchase Payments and partial withdrawals.
GMAB CREDIT:
The amount by which the Contract Value is credited
on a Term End Date if you elect the GMAB.
GMAB FACTOR:
The rate by which the Purchase Payments received during the first 90 days of the initial Term and Contract Value of a successive Term on the Term Start Date are multiplied in the calculation of the GMAB Base if you elect the GMAB. See Rate Sheet Supplement for the current GMAB Factors.
GMAB FEE
: A fee calculated by dividing the annual GMAB Fee Rate by four and then multiplying by the GMAB Base. The fee is calculated and deducted from your Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.

GMAB FEE RATE:
The annual percentage rate (divided by four) used to calculate the quarterly GMAB Fee.
GMAB SUBSEQUENT PURCHASE PAYMENT ADJUSTMENT FACTOR:
The rate by which a subsequent Purchase Payment is multiplied in the calculation of the GMAB Base. The applicable GMAB Subsequent Purchase Payment Adjustment Factor will depend on the point in time the Purchase Payment is received during the Term.
See Rate Sheet Supplement for current GMAB Subsequent Purchase Payment Adjustment Factors.
GMPB (Armor Flex):
An optional living benefit rider which can be elected on or before the Issue Date. The GMPB is currently comprised of two Terms:
ten-year
and seven-year known as Armor Flex 10 GMPB and Armor Flex 7 GMPB. GMPB generally is an abbreviation for “guaranteed market protection benefit.” The Company guarantees that it will add the GMPB Credit to the Contract Value on the Term End Date.
GMPB BASE:
The amount used to determine the GMPB Buffer and GMPB Credit, if any, on a Term End Date.
GMPB BUFFER
:
The maximum amount by which your Contract Value will be credited on a Term End Date.
GMPB BUFFER FACTOR:
The maximum percentage of loss that we will absorb when determining the GMPB Credit on the Term End Date. The GMPB Buffer Factor is used in the calculation of the GMPB Buffer. See Rate Sheet Supplement for current GMPB Buffer Factors.
GMPB CANCELLATION RATIO:
The ratio calculated on the last day of each Rider Quarter, applicable for the following Rider Quarter, and used to determine eligibility to voluntarily terminate this Rider.
GMPB CANCELLATION THRESHOLD:
The minimum GMPB Cancellation Ratio required to voluntarily terminate a GMPB. The applicable Cancellation Threshold will depend on the point in time the request to terminate is received during the Term. See Rate Sheet Supplement for current GMPB Cancellation Thresholds.
GMPB CREDIT:
The amount credited to Contract Value on a Term End Date.
GMPB FEE:
A fee calculated by dividing the annual GMPB Fee Rate by four and then multiplying by the GMPB Base. The fee is calculated and deducted from your Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
GMPB FEE RATE
:
The annual percentage rate (divided by four) used to calculate the quarterly GMPB Fee.
GMPB PURCHASE PAYMENT WINDOW
:
The length of time after the initial Term Start Date during which the GMPB Base will be increased by subsequent Purchase Payments. See Rate Sheet Supplement for current GMPB Purchase Payment Window.
GMPB BASE:
The amount used to determine the GMPB Buffer and GMPB Credit, if any, on a Term End Date.
GOOD ORDER:
An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required consents) so that the Company does not need to exercise any discretion to follow such instruction.
GUARANTEE AMOUNT:
Any portion of the Fixed Accumulation Value allocated to a Guarantee Period with a particular Renewal Date (including interest earned thereon).
GUARANTEE PERIOD:
The period for which a Guaranteed Interest Rate is credited. Each year in a Guarantee Period is 365 days (366 days if a leap year), first measured from the date of the allocation to the Guarantee Period.
GUARANTEED INTEREST RATE:
The rate of interest we credit during any Guarantee Period. Our minimum Guaranteed Interest Rate will always be equal to the greater of the required minimum nonforfeiture rate and 1%.
HAV BASE:
An amount used to calculate the HAV Value. The HAV Base is equal to the portion of the Contract Value allocated to Subaccounts.

HAV COVERED PERSON:
Under the HAV Death Benefit, the oldest Owner, or the oldest Annuitant if the Owner is not a natural person, on the Issue Date for the HAV Death Benefit except as provided under spousal continuation.
HAV DEATH BENEFIT:
An optional death benefit known as the Highest Anniversary Value Death Benefit that you may be eligible to elect on or before the Issue Date of your Contract. HAV generally is an abbreviation for “highest anniversary value.” If elected, the HAV Death Benefit rider provides a death benefit equal to the higher of the Contract Value on the Death Benefit Date and the HAV Value. The HAV Death Benefit may be elected only if all Owners and Annuitants are younger than age 76 on the Open Date.
HAV FEE:
A fee calculated by dividing the annual HAV Fee Rate by four and then multiplying by the HAV Value. The fee is calculated and deducted from your Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
HAV FEE RATE:
The annual percentage rate (divided by four) used to calculate the quarterly HAV Fee.
HAV VALUE:
The higher of (1) any Purchase Payments allocated to the Subaccounts, increased by the amount transferred from the Fixed Account to the Subaccounts; adjusted proportionately for any partial withdrawal taken from the Subaccounts; and adjusted proportionately for any amount transferred to the Fixed Account, and (2) the highest HAV Base on any Contract Anniversary before the Covered Person reaches the Maximum HAV Age, increased by any Purchase Payment allocated to the Subaccounts after that Contract Anniversary; increased by the amount transferred from the Fixed Account to the Subaccounts after that Contract Anniversary; adjusted proportionately for any partial withdrawal after that Contract Anniversary; adjusted proportionately for any amount transferred to the Fixed Account after that Contract Anniversary. Any increase in the HAV Value is subject to the Maximum HAV Value.
INCOME PHASE (annuity payout):
The annuity payout period that begins on the Annuity Income Date and during which annuity payments are made.
INCOME START DATE:
Under the GLWB, the date we receive your election to activate your right to withdraw the AWA.
ISSUE DATE:
The effective date of your Contract when we apply your initial Purchase Payment and issue your Contract.
LIFETIME WITHDRAWAL ADJUSTMENT FACTOR(“LWAF”):
A factor determined on the Election Date used in the calculation of Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate. The LWAF can be positive or negative. The current LWAFs will not change throughout the life of the Contract from the LWAFs disclosed in the Rate Sheet Supplement.
LIFETIME WITHDRAWAL PERCENTAGE:
A percentage, based on the GLWB Covered Person’s age on the Income Start Date and on any subsequent
Step-Up
Date, that is applied to the Withdrawal Benefit Base to determine the AWA. The current Lifetime Withdrawal Percentages will not change throughout the life of the Contract from the Lifetime Withdrawal Percentages disclosed in the Rate Sheet Supplement.
MAXIMUM ANNUITY INCOME DATE:
The first day of the month following the Contract Anniversary subsequent to the youngest Annuitant’s 100 th
birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law.
MAXIMUM HAV VALUE:
On any day that is not a Contract Anniversary, the Maximum HAV Value is the HAV Value as of the most recent Contract Anniversary increased by any Purchase Payments made subsequent to such Contract Anniversary and decreased by any partial withdrawals made after such Contract Anniversary, including any Withdrawal Charges. The maximum HAV Value does not increase after the Contract Anniversary when the Owner or one of the Joint Owners reach age 81.

MAXIMUM ROP VALUE:
The sum of all Purchase Payments, less any partial withdrawals including any Withdrawal Charges.
NET INVESTMENT FACTOR:
A formula applied by the Company to reflect the investment performance of a Subaccount from one Valuation Period to the next and through which the Asset Charge is assessed. The Net Investment Factor may be greater than, less than, or equal to one.
NON-QUALIFIED
CONTRACT:
A Contract that does not receive favorable federal income tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code. The Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.
OPEN DATE:
The Business Day your Application is received in Good Order by the Company.
OWNER:
The person(s) or entity entitled to the ownership rights in the Contract. Joint Owners must be spouses recognized as such under federal tax laws.
PAYEE:
A recipient of payments under a Contract. The term includes (1) an Annuitant or (2) a Beneficiary who becomes entitled to benefits upon the death of the Owner, or upon the death of the Annuitant on or after the Annuity Income Date.
PROTECTED RMD AMOUNT:
For a Qualified Contract, a value calculated after the first Contract Anniversary and after the Income Start Date that is used to determine the maximum amount that the Owner may withdraw in a Contract Year without reducing the Withdrawal Benefit Base.
PURCHASE PAYMENT
:
An amount paid to the Company as consideration for the benefits provided by the Contract.
QUALIFIED CONTRACT:
A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408, 408A, or 457 of the Code.
RATE SHEET SUPPLEMENT:
A supplement to this Prospectus that lists certain fees, charges and values for new sales of the Contract applicable to the optional living benefit and death benefit riders.
RECEIVE (receipt, receives, received by the Company):
Occurs when received by the Company in Good Order at our Service Address, or at such other location and by any means we identify as acceptable to us.
RENEWAL DATE:
The last day of a Guarantee Period.
RMD AMOUNT:
The required minimum distribution amount, if any, that must be distributed with respect to the Contract Value of a Qualified Contract for the current calendar year under Section 401(a)(9) of the Code or other provisions of federal tax laws.
ROP Base:
An amount used to calculate the ROP Value. The ROP Base is equal to the portion of Contract Value allocated to Subaccounts.
ROP COVERED PERSON:
Under the ROP Death Benefit, the Owner, Joint Owner, or the Annuitant if the Owner is not a natural person, on the Issue Date for the ROP Death Benefit except as provided under spousal continuation.
ROP DEATH BENEFIT:
An optional death benefit known as the Return of Premium Death Benefit that you may be eligible to elect on or before the Issue Date of your Contract. ROP generally is an abbreviation for “return of premium.” If elected, the ROP Death Benefit rider provides a death benefit equal to the higher of the Contract Value and the ROP Value. The ROP Death Benefit option may be elected only if all Owners and Annuitants are younger than age 81 on the Open Date.

ROP FEE:
A fee calculated by dividing the annual ROP Fee Rate by four and then multiplying by the ROP Value. The fee is calculated and deducted from your Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
ROP FEE RATE:
The annual percentage rate (divided by four) used to calculate the quarterly ROP Fee.
ROP VALUE:
On the Issue Date, the ROP Value is equal to any initial Purchase Payment allocated to the Subaccounts. On each day other than the Issue Date, the ROP Value is equal to the ROP Value last determined; increased by any Purchase Payment on that day and allocated to Subaccounts; increased by the amount transferred from the Fixed Account to the Subaccounts on that day; adjusted proportionately for any partial withdrawal taken from the Subaccounts, and adjusted proportionately for any amount transferred to the Fixed Account on that day.
SERVICE ADDRESS:
By mail, Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail, Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077; and by facsimile at
(800)883-9165;
or such other address specified by written notice, to which all correspondence concerning your Contract should be sent.
STEP-UP:
Under the GLWB, an increase that the Company applies to the Withdrawal Benefit Base.
STEP-UP
DATE:
Under the GLWB, the date when the Withdrawal Benefit Base is increased by a
Step-Up.
STEP-UP WITHDRAWAL BASE:
The amount calculated as described in the “
Step-Up Feature”
of this Prospectus and used to determine the Withdrawal Benefit Base.
SUBACCOUNT:
A division of the Variable Account which invests in shares of a Fund.
SURRENDER VALUE:
The amount payable on full withdrawal of your Contract. It is the Contract Value less any applicable Annual Contract Fee, any Withdrawal Charge, and any applicable GLWB, HAV Death Benefit, and ROP Death Benefit rider charges.
TERM:
The length of time between a Term Start Date and Term End Date. The initial Term Start Date begins on the Issue Date. A successive Term Start Date, if elected, begins on the Term End Date of the prior Term. See Rate Sheet Supplement for current GMPB and GMAB Terms.
TERM END DATE:
Under a GMAB and a GMPB, the Contract Anniversary on which a Term ends and either the GMAB Credit or the GMPB Credit, as applicable, and if any, is applied to the Contract Value.
TERM START DATE:
Under a GMAB and a GMPB, the Contract Anniversary on which a Term begins. The initial Term Start Date is the Issue Date.
TERMINATION LOCKOUT PERIOD:
A period of time, measured from the Issue Date, during which the Owner may not voluntarily terminate a GLWB. It does not apply to the Income Boost GLWB and Income Control GLWB. The Termination Lockout Period is shown in the attached Rate Sheet Supplement.
VALUATION PERIOD:
The period of time beginning at the close of regular trading on the NYSE each Business Day and ending at the close of such trading on the next Business Day.
VARIABLE ACCOUNT:
Delaware Life Variable Account F, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.
VARIABLE ACCUMULATION UNIT:
A unit of measure, for each Subaccount of the Variable Account. It is used to calculate the Contract Value allocated to each Subaccount of the Variable Account during the Accumulation Phase.

VARIABLE ACCUMULATION VALUE:
The sum of the values of all the Variable Accumulation Units in the Subaccounts supporting your Contract for a Valuation Period.
WITHDRAWAL BENEFIT BASE:
Under the GLWB, the amount used to calculate the AWA and the GLWB Fee.
WITHDRAWAL CHARGE:
The charge which will be applied in the event that you make a partial withdrawal or surrender your Contract during the period when the Withdrawal Charge applies. The Withdrawal Charge does not apply to any Free Withdrawal Amount or in any case where the Withdrawal Charge is waived under the Contract.
YOU
and
YOUR:
The terms “you” and “your” refer to the “Owner,” as that term is used in this
Prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES	Location in the Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within seven years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8% (as a percentage of Purchase Payments withdrawn), declining to 0% over that time period. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges

Transaction Charges
In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Fee Table - Transaction Expenses Contract Charges

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract	1.20% 1	1.20% 1
	Investment options (Fund fees and expenses)	0.57% 2	5.00% 2
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% 3	4.00% 4

1.
 As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2.
 As a percentage of Fund net assets.
3.
 As a percentage of ROP Value for the Return of Premium death benefit rider.
4.
 As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each
year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $ 1,613.32	Highest Annual Cost: $ 6,978.01
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional Purchase Payments, transfers or withdrawals
Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of optional benefits and Fund fees and expenses
•  No sales charges
•  No additional Purchase Payments, transfers or withdrawals

RISKS		Location in the Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•  The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•  The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.
•  Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
•  Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59
1
⁄
2
.

Risks Associated with Investment Options
•  An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (
e.g.
, the Funds).
•  Each investment option (including any Fixed Account investment option) will have its own unique risks.
•  You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling
(800) 374-3714
or visiting
https://www.
delawarelife
.com/our-company.

RESTRICTIONS	Location in the Prospectus
Investments
•  Certain investment options may not be available under your Contract.
•  You are allowed to make 12 transfers between investment options per Contract Year. We reserve the right to charge $25 per transfer on all transfers. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.
•  Amounts withdrawn or transferred from the Fixed Account prior to the end of a multi-year Guarantee Period are subject to a Market Value Adjustment, which may result in either a positive or negative adjustment. Negative adjustments are subject to a floor.
•  We reserve the right to remove or substitute Funds as investment options.

Variable Account Options: The Funds

The Fixed Account

Transfers Among the Subaccounts and the Fixed Account

Appendix A: Funds Available Under the Contract

Appendix B: List of Designated Investment Options and Other Investment Restrictions

RESTRICTIONS		Location in the Prospectus
Optional Benefits
•  There are additional restrictions under the Contract’s optional benefits, including restrictions that limit the investment options that you may select under the Contract. We may change these restrictions in the future.
•  Failure to satisfy applicable investment restrictions may result in the termination of an optional benefit.
•  Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Benefits Available Under the Contract Optional Living Benefits Designated Investment Options Death Benefit Appendix B: List of Designated Investment Options and Other Investment Restrictions
TAXES		Location in the Prospectus
Tax Implications
•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•   There is no additional tax benefit if you purchase the Contract through a tax-qualified
plan or an individual retirement account (IRA).
•   Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59
1
⁄
2
.
Tax Provisions
CONFLICTS OF INTEREST		Location in the Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling the Contract to you, including commissions, other cash compensation, and non-cash
	compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
OVERVIEW OF THE CONTRACT
Purpose
The Delaware Life Accelerator Prime
®
Variable Annuity Contract provides a number of important benefits for your retirement planning. Under the Contract, you can accumulate assets on a tax-deferred
basis by allocating money to the Contract’s investment options, and you can later convert your accumulated assets into a stream of income payments from us. The Contract includes a death benefit that helps financially protect your beneficiaries, and may also provide living benefits that help you achieve your financial goals.
This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for short-term investing or speculation.

Persons wishing to employ such strategies should not purchase a Contract. This Contract is not appropriate for you if you intend to make early or frequent withdrawals due to your liquidity needs, or if you intend to frequently trade in the Contract’s Fund options.
Phases of the Contract
The Contract has two phases: (1) an Accumulation Phase (for savings) and (2) an Income Phase (for income).

•	Accumulation Phase. During the Accumulation Phase, you may generally make Purchase Payments under the Contract and allocate them to one or more of the Contract’s investment options, including:

¡
The Fund options (also referred to as Variable Account options or Subaccounts), which have different underlying mutual funds with different investment objectives, strategies, and risks. When you choose to invest in the Fund options, you assume investment risk.

Additional information about each Fund is provided in an appendix to this prospectus. See
APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT
.

¡	The Fixed Account options, if available, which guarantee principal and interest for Guarantee Periods of one or more years. We are currently offering only one-year Guarantee Periods.

•
Income Phase.
During the Income Phase, we make annuity payments to you, or someone else designated by you, based on the amount of assets annuitized. The dollar amount of the annuity payments are fixed (we do not offer variable payment options). We make the payments for life or for another period that you choose. Subject to the Maximum Annuity Income Date, you choose when to begin your annuity payments. Once the Income Phase begins, you cannot change your payment option. During the Income Phase, you will be unable to take withdrawals of Contract Value. The death benefit from the Accumulation Phase terminates at annuitization, and no amounts will be payable upon death unless the payment option that you selected provides otherwise. Optional living benefits under the Contract generally terminate upon annuitization.

Contract Features

•
Access to Your Money.
You can withdraw money from your Contract or surrender your Contract during the Accumulation Phase. If you take a withdrawal or surrender, you may be subject to a Withdrawal Charge and income taxes, including a 10% federal tax penalty if you are younger than age 59
1
⁄
2
.

•
Tax Deferral.
The Contract has tax deferral, so your earnings under the Contract are not subject to tax unless you take a withdrawal, we make an annuity payment to you, or the death benefit is paid. If you purchase your Contract through a tax-qualified
plan or individual retirement account (IRA), your purchase should be made for reasons other than tax-deferral.
Tax-qualified
plans and IRAs already provide
tax-deferral
without the need to purchase an annuity contract.

•	Optional Living Benefits. The Contract has four types of optional living benefits that provide guaranteed lifetime income and/or protection against market risk:

¡
Guaranteed lifetime withdrawal benefits, elected at Issue Date (Delaware Life Income Boost
SM
GLWB and Delaware Life Income Control
SM
GLWB also known as Income Boost GLWB and Income Control GLWB), both of which provide for annual lifetime withdrawal payments on a single life or joint life basis;

¡
Guaranteed lifetime withdrawal benefits, elected at Election Date (Flex Income Boost GLWB and Flex Income Control GLWB), both of which provide for annual lifetime withdrawal payments on a single life or joint life basis, which may be selected later than the Issue Date, on the Election Date;

¡	Guaranteed minimum accumulation benefit, elected at Issue Date, that provides for a minimum accumulation benefit at the end of a ten-year term (Armor 10 GMAB) or seven-year term (Armor 7 GMAB); and

¡
Guaranteed market protection benefit, elected at Issue Date, that provides limited protection from market loss at the end of a ten-year
term (Armor Flex 10 GMPB) or seven-year term (Armor Flex 7 GMPB).

If you elect an optional living benefit, you will pay an additional ongoing charge. You may be subject to investment restrictions if you elect an optional living benefit.

•
Death Benefit.
If you die during the Accumulation Phase, the Beneficiary of your Contract will receive the Contract’s death benefit. The Contract includes at no additional cost a standard death benefit equal to Contract Value. If you elect one of the Contract’s optional death benefits for an additional ongoing charge (the Highest Anniversary Value Death Benefit or the Return of Premium Death Benefit), a greater amount may be payable upon death. You may elect only one optional death benefit, and your election must be made on or before the Issue Date of your Contract.

•	Additional Features and Services.

¡
Automatic Transfer and Withdrawal Programs.
At no additional charge, we offer two automatic transfer programs (Dollar Cost Averaging Program, Portfolio Rebalancing Program) and an automatic withdrawal program (Systematic Withdrawal Program).

¡
Withdrawal Charge Waivers.
At no additional charge, the Contract includes multiple Withdrawal Charge waivers, including an annual Free Withdrawal Amount (applicable to partial withdrawals but not a full surrender), a Nursing Home Withdrawal Charge Waiver, and a Terminal Illness Withdrawal Charge Waiver. The Withdrawal Charge waivers are subject to conditions and limitations. Withdrawals under these waivers may still be subject to taxes and tax penalties and may reduce Contract benefits.

FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the optional benefits you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)		None
Deferred Sales Load (or Withdrawal Charge) (as a percentage of Purchase Payments withdrawn)		8% 1
Withdrawal Charge Schedule

Number of Completed Years Since the Purchase Payment Has Been in Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
Exchange Fee (per transfer after 12 th transfer in a Contract Year)		$ 25 (Currently $0)

1.
A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “
WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES -
Free Withdrawal Amount.
” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.

The next table describes the fees and expenses that you will pay each year
during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses 1		$30
Base Contract Expenses 2 (as a percentage of average Variable Accumulation Value)		1.20%
Optional Benefit Expenses 3	Maximum Charge	Current Charge
Optional Death Benefits

Highest Anniversary Value (HAV) Death Benefit (as a percentage of the HAV Value 3 )	2.00% annually	See Rate Sheet Supplement for current rates.

Return of Premium (ROP) Death Benefit (as a percentage of the ROP Value 3 )	2.00% annually	See Rate Sheet Supplement for current rates.

Optional Benefit Expenses 3	Maximum Charge	Current Charge
Optional Living Benefits

Guaranteed Lifetime Withdrawal Benefits

Income Boost GLWB, Income Control, Flex Income Boost GLWB, and Flex Income Control GLWB (as a percentage of the Withdrawal Benefit Base 3 )	2.50% annually	See Rate Sheet Supplement for current rates.

Prior Version of the Income Boost GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base 4 )	2.50% annually	N/A

Prior Version of the Income Control GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base 4 )	1.95% annually	N/A
Guaranteed Minimum Accumulation Benefits

Armor 10 GMAB (as a percentage of the GMAB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.

Armor 7 GMAB (as a percentage of the GMAB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.
Guaranteed Market Protection Benefits

Armor Flex 10 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.

Armor Flex 7 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.
GLWB / GMPB Combo Benefit (no longer available for sale after April 3, 2022) 5

Income Boost GLWB and Income Control GLWB (as a percentage of the Withdrawal Benefit Base 4 )	2.50% annually	N/A

Armor Flex 10 GMPB and Armor Flex 7 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	N/A

1.
Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “
CONTRACT CHARGES
-
Annual Contract Fee
.”)

2.	Referred to as the “Asset Charge” elsewhere in this prospectus. (See “ CONTRACT CHARGES - Asset Charges. ”)
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in Appendix A – Funds Available Under the Contract.
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.57%	5.00%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would
be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$17,220	$33,558	$50,441	$89,708

(2)	If you annuitize your Contract at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss
You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk
The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Fund Options Risk
Amounts that you invest in the Fund options (
i.e.
, the Subaccounts or Variable Accounts) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Subaccounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Subaccount. The Company does not guarantee the performance of the Subaccounts or the underlying Funds.
Withdrawal Risk
You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant Withdrawal Charges. Withdrawals are generally subject to ordinary income taxation on the amount of any investment gain, and if you take a withdrawal prior to age 59
1
⁄
2
, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. In addition, a partial withdrawal may reduce the value of an optional living or death benefit that you have elected by an amount greater than the amount withdrawn and could result in termination of the benefit. Amounts withdrawn from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. If you take systematic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized.
Investment Restrictions Risk
If you elect certain optional living benefits, you will be subject to investment restrictions. If you elect or have elected any of the Income Control GLWB, Flex Income Control GLWB and the GLWB/GMPB Combo with the Income Control GLWB riders, your optional living benefit may be terminated if you fail to satisfy the applicable investment restrictions. The Funds to which you may be limited are referred to as “Designated Investment Options.” We have selected cautious and moderate asset allocation funds to be Designated Investment Options. Asset allocation funds employ investment strategies that are intended to balance investments among equities, bonds and cash equivalents to reduce the downside exposure of the funds during market downturns. We impose investment restrictions because they reduce the risk of investment losses during down market periods that may require us to use our own assets to make guaranteed payments under the Contract’s optional living benefits. At the same time, the balanced investment strategy of the Designated Investment Options during an upside market period could limit market gains in your Contract. The investment objective and policies of the Designated Investment Options may conflict with your investment objectives by reducing the potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether you have a need for these optional benefits and whether the Designated Investment Options are appropriate investments for you.

Purchase Payment Restriction Risk
There is no guarantee that you will always be permitted to make Purchase Payments. We limit the amount of Purchase Payments that you make to the Contract and other contracts issued by the Company with the same or related Owners and Annuitants on a nondiscriminatory basis. We will not accept, without our prior approval, a Purchase Payment that would cause the total Purchase Payments to exceed $5 million. We will not accept a Purchase Payment after any Owner or Annuitant attains age 93. If you elect an optional benefit rider, Purchase Payments will not be accepted if the total Purchase Payments exceed $3 million, and the optional benefit rider may impose additional restrictions on Purchase Payments. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments.
Transfer Risk
If you elect an optional death benefit, a transfer of Contract Value to the Fixed Account may significantly reduce the benefit, including by an amount greater than the amount transferred. If you have amounts invested in the Fixed Account, a transfer from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Selection Risk
The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may not be available now or in the future. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be more than offset by the amount you paid for the benefit.
Fixed Account Interest Rate Risk
We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. We may periodically offer special interest rates for new Purchase Payments, at our discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate and that we may not offer special interest rates when you purchase the Contract for new Purchase Payments.
Financial Strength and Claims-Paying Ability Risk
Our guarantees and obligations under the
Contract, including any death benefit, optional living benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and income payments are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cyber Security Risks
We rely on technology, including digital communications and interconnected storage networks and systems, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), geo-political
and military conflicts, and
cyber-attacks.
Cyber-attacks
may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely).

We have established robust and tested administrative and technical controls and cyber security plans, including a business continuity plan and security incident response plan, to identify and protect our operations against business interruption and/or cyber security breaches. Despite these controls, our computer systems have in the past been, and will likely in the future be, subject to or targets of unauthorized or fraudulent access. The preventative actions we take to reduce the frequency and severity of cyber security incidents and protect our computer systems may be insufficient to prevent physical and electronic break-ins, cyber-attacks (including ransomware and malware attacks and attacks targeting remote workers), compromised credentials, fraud, and other security breaches or unauthorized access. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection. A cyber security breach could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract. Our operations also could be negatively affected by a cyber security breach impacting a third party, such as a governmental or regulatory authority, a service provider, or another participant in the financial markets.
Operational and information security risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or third-party
websites we utilize) and other operational disruption, interruptions of service resulting from natural and man-made
disasters (described in more detail below), and unauthorized release of confidential customer information. The risk of cyber security breaches may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Cyber security breaches may interfere with our processing of
Contract-related
transactions, including the processing of orders, impact our ability to calculate Variable Accumulation Unit values, cause the release or possible destruction of confidential customer information or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security breaches may also impact the Funds and the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we or the Funds or our service providers and intermediaries will always be able to avoid cyber security risks affecting your Contract.
In addition, we are also exposed to risks related to natural and man-made
disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic (such as
COVID-19),
could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of
Contract-related
transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate the Variable Accumulation Unit values, or have other possible negative impacts. They may also impact our service providers and intermediaries, the Funds, and the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made
disasters.
Cyber Security Incident
On February 9, 2023, the existence of sophisticated ransomware was discovered on the information technology infrastructure utilized by the Company. The cyber-attack
briefly disrupted the systems of certain Group 1001 insurance subsidiaries of the Company’s indirect parent, Group 1001 Insurance Holdings, LLC (“Group 1001”). In response, Group 1001 proactively disconnected its systems to contain the threat and immediately launched an investigation of the incident with the assistance of a team of third-party
forensic experts. All identified indicators of compromise were remediated and all systems were validated as clean. No ransom was paid and appropriate regulatory authorities were notified. In addition, Group 1001 deployed additional advanced endpoint detection and monitoring tools on the restored systems for additional security and visibility across its network.
The investigation and assessment of the incident remains ongoing and should the Company determine that personal information was impacted, it is possible that notification to individuals, other parties and regulators may be required based on applicable law. As a result or otherwise related to the incident, the Company may be subject to subsequent investigations, claims or actions, in addition to other costs, fines, penalties or other obligations. Although Group 1001 maintains cybersecurity insurance coverage to insure against costs resulting from cyber-attacks (including the attack described above), it is possible losses may exceed the amount available under our coverage and our coverage policy may not cover all losses. Further, future cybersecurity insurance coverage may be difficult to obtain or may only be available at significantly higher costs.
Based on the information currently known, the Company does not believe this incident will have a material impact on its business, results of operations or financial condition, but no assurances can be given as we continue to assess the full impact of the incident, including costs, expense, and insurance coverage. The Company may also be subject to future incidents that could have a material adverse effect on its business, results of operations or financial condition, or may result in operational impairments and financial losses, as well as significant harm to its reputation.
THE ANNUITY CONTRACT

If you purchased the Income Boost GLWB, Income Control GLWB, or a GLWB/GMPB Combo, on or before April 3, 2022, unique terms and conditions of these prior living benefit riders, no longer available for sale, are described in appendices attached to, and part of, the Prospectus. See Prior Versions of the Income Boost GLWB and Income Control GLWB, Appendix C, and GLWB/GMPB Combo, Appendix D. See also “BENEFITS AVAILABLE UNDER THE CONTRACT”, for a summary of these living benefits.

Delaware Life and the Variable Account offer the Contract to individuals and entities for use in connection with long term retirement planning. The Contract may be offered to personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Code. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts.”
Currently, we offer Qualified Contracts only as Traditional IRAs or Roth IRAs under Section
 408 and 408A of the Code.
We refer to all Contracts other than Qualified Contracts as
“Non-Qualified
Contracts.” A qualified retirement plan generally provides
tax-deferral
regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral
benefits under a qualified retirement plan.
Your Contract is subject to the law of the state in which it is issued. Contract provisions may vary depending on the state of issuance. Any material state variations are listed in
“APPENDIX E - STATE LAW VARIATIONS.”
COMMUNICATING TO US ABOUT YOUR CONTRACT
You may submit transaction requests or otherwise communicate with us in writing or by telephone or by any other means acceptable to us. All materials transmitted to us, including Purchase Payments, must be received at our Service Address. For all telephone communications, you must call
(800) 374-3714.
In addition, your authorized financial professional who is a registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing to our Service Address or by telephone at
(800) 374-3714
if the broker-dealer permits and the registered representative has written authorization from you.
Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we receive them, in Good Order, at our Service Address or by telephone at
(800) 374-3714.
However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern Time.
Certain methods of contacting us may be unavailable or delayed. Any telephone system or website can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request in writing to our Service Address.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.
DELAWARE LIFE INSURANCE COMPANY
We are a stock life insurance company incorporated rated under the laws of Delaware on January 12, 1970. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Among other subsidiaries, we have a life insurance company subsidiary, Delaware Life Insurance Company of New York, that is licensed to do business in New York and Rhode Island. Our main administrative office address is 1601 Trapelo Road, Suite 30, Waltham, MA 02451.
The immediate parent company of Delaware Life Insurance Company is DLIC Sub-Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012. DLIC Sub-Holdings, LLC is ultimately controlled by Mark R. Walter.
THE VARIABLE ACCOUNT
We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.
Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account, whether or not realized, are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct.
The assets of the Variable Account are divided into Subaccounts. Each Subaccount invests exclusively in shares of a specific Fund. All amounts allocated by you to a Subaccount will be used to purchase Fund shares at their net asset value. All distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for withdrawals, annuity payments, death benefits, Contract fees, fees for any optional living benefit or death benefit, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.
VARIABLE ACCOUNT OPTIONS: THE FUNDS
The Contract offers Subaccounts each of which invests in a single Fund. Each Fund is a mutual fund registered under the 1940 Act, or a separate series or portfolio thereof.
Information regarding each Fund, including its (i) name, (ii) type (
e.g.
, money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) investment adviser and any sub-investment
adviser, (iv) current expenses, and (v) performance, is available in an appendix to this prospectus. (See “
APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT
.”) Each Fund has issued a prospectus that contains more detailed information about the Fund. You should read the prospectuses for the Funds carefully before investing. The Fund prospectuses and other information can be found at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com.
The Funds may also be available to registered separate accounts offering variable annuity and variable life insurance products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict of interest may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of a conflict of interest, we will take any steps necessary to protect Owners, including (1) withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or (2) substitution of shares of other Funds.
As described in more detail in the Fund prospectuses, certain Funds may employ managed volatility or hedging strategies intended to reduce overall volatility and provide for downside protection during downward movements in equity markets. These hedging strategies could limit the Fund’s upside participation in rising equity markets relative to other Funds with substantially similar investment objectives and policies that do not use such strategies. Investing in such Funds may, however, be helpful in a declining market, because the hedging strategy will reduce your equity exposure under such circumstances, and your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility or hedging strategy. In addition, the cost of these strategies may have a negative impact on performance. There is no guarantee that a Fund employing a managed volatility or hedging strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.
Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to several differences between a Fund and these similar products, including differences in sales charges, expense ratios, and cash flows.
Payments We Receive
The Funds’ investment advisers, transfer agents, underwriters and/or affiliates (“Fund Groups”) compensate us for providing the administrative and record-keeping services that they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Funds. Such compensation is typically a percentage of Variable Account assets invested in a relevant Fund and generally may range up to 0.50% of net assets. In like manner, the Funds pay Rule
12b-1
distribution amounts to the Company or the principal underwriter of the Contracts for providing distribution and shareholder support services to the Funds ranging up to 0.35% directly from the Funds in connection with a Rule
12b-1
Plan. If the Company or the principal underwriter receive
12b-1
fees, combined compensation for administrative, distribution and record-keeping related services ranges up to 0.55% annually of Variable Account assets invested in a Fund.
These payments reflect in part expense savings by the Funds for having a sole shareholder, the Variable Account, rather than multiple shareholders in the Funds. Proceeds of these payments may be used for any corporate purpose, including the payment of expenses that Delaware Life and its affiliates incur in promoting, issuing, distributing and administering the Contracts. These payments are generally based on a percentage of the daily assets of the Funds under the Contracts and other variable contracts offered by Delaware Life and its affiliated insurers.
In addition, certain Fund Groups provide fixed dollar compensation to defray the cost of our marketing support and training services. These services may include various promotional, training or marketing meetings for distributors, wholesalers, and/or selling broker-dealers’ registered representatives, and creating materials describing the Contract, its features and the available investment options. Certain Fund Groups may also attend these meetings.
These payments and fees create an incentive for us to offer Funds (or classes of shares of Funds) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Fund (or class of shares of a Fund) as an investment option under the Contract. Other available investment portfolios (or classes of shares of Funds) may have lower fees and better overall investment performance than the Funds (or classes of shares of the Funds) offered under the Contract.

If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for services provided with regard to the sale of Fund shares in the Subaccounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your sales person to present this Contract (and certain Subaccounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer or other financial intermediary are compensated for selling the Contract.
Selection of Funds
The Funds offered through the Contract are selected by the Company. We may add or remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value at our discretion. We will give Owners written notice if a Fund is added or removed. In selecting the Funds and Designated Investment Options, we consider, among other things, whether a Fund or its service providers (e.g., the investment adviser or sub-advisers)
or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, distribution and support services provided by us to the Funds, or whether Fund affiliates can provide marketing and distribution support for the sale of the Contracts. We do not recommend or endorse any particular Fund, and we do not provide investment advice.
You bear the risk of any decline in your Contract Value resulting from the investment performance of the Funds.
Fund Restrictions
If you elect the Income Control GLWB, Flex Income Control GLWB and/or GMAB, we currently limit your choice of Subaccounts to the Designated Investment Options. We limit the number and type of available Designated Investment Options to reduce our risk exposure in providing the guarantees associated with these optional living benefits. These limits may reduce the rate of return on your investment. The Designated Investment Option requirements may reduce the likelihood that the Contract Value will be reduced to zero as a result of investment performance and that we will have to make payments under the AWA settlement option. (See “
APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
.”)
THE FIXED ACCOUNT
The Fixed Account is part of our general account which is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods and the DCA program become part of the Fixed Account. These general account assets are available to support our insurance and annuity obligations other than those funded by the Variable Account. Any guarantees under the Contract that exceed your Variable Accumulation Value, such as those with the optional living and death benefit riders, are paid from our general account (and not the Variable Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Variable Accumulation Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the general account. The general account is subject to claims of creditors made on the assets of the Company.
We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. We are not, however, obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.
In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the 1940 Act. Therefore, neither the Fixed Account nor any interests therein are generally subject to regulation under the Securities Act of 1933 or the 1940 Act. The disclosures relating to the Fixed Account included in this Prospectus are for the Owner’s information. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

From time to time and subject to regulatory approval, we may offer Fixed Account options with different interest Guaranteed Periods. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We, in our sole discretion, establish the interest rates for each Guarantee Period. We will not declare a rate that yields values less than those required by the state in which the Contract is issued. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the Guarantee Periods of the Fixed Account at different times may earn interest at different rates.
We may offer additional Guarantee Periods with a duration of more than one year. Amounts withdrawn, transferred or surrendered from such Guarantee Periods will be subject to an adjustment known as a Market Value Adjustment (MVA), as described below. The MVA may result in both upward and downward adjustments to these amounts. The MVA will not reduce the amount withdrawn, transferred or surrendered such that it is less than the MVA Floor, which is Purchase Payments or Contract Value allocated or transferred to the Guarantee Period, net of applicable taxes, decreased proportionately by any withdrawal or transfer out of the Guarantee Period, and accumulated at the Minimum Guaranteed Interest Rate, which is currently 1%. Similarly, the MVA will not increase the amount withdrawn, transferred or surrendered more than could have been deducted if the MVA had resulted in a decrease.
How Does the MVA Work?
The amount payable on transfers, withdrawals or surrenders from Guarantee Periods in the Fixed Account with durations of more than one year may be adjusted up or down by the MVA.
The MVA is equal to the amount transferred, withdrawn, or surrendered less any available Free Withdrawal Amount, if applicable, times the Market Value Adjustment Factor.
The Market Value Adjustment Factor is:
(I - J) x N where:
I = The interest rate of the Reference Index as of the first day of the current Guarantee Period;
J =The interest rate of the Reference Index as of the date of your transfer, withdrawal or surrender;
N = The number of complete months from the date of transfer, withdrawal, or surrender to the end of the Guarantee Period divided by 12.
The Reference Index is currently Moody’s Bond Indices-Corporate Average.    If: (i) the Reference Index is discontinued; (ii) we are unable to use the Reference Index; or (iii) the calculation of the Reference Index is changed substantially, We may substitute a suitable alternative index approved, if necessary, by the Interstate Insurance Product Regulation Commission or applicable state insurance department. We will notify you of any such substitution of the Reference Index.
The MVA, positive or negative, will never be greater than the MVA Limit.
The Market Value Adjustment is not applied to any Free Withdrawal Amount, to any amount transferred, withdrawn or surrendered from a Guarantee Period during the 30 days prior to its expiration, to the death benefit, to any amount applied to an Annuity Option, or in any case where the Withdrawal Charges are explicitly waived under the terms of the Contract.
If you transfer or withdraw less than the full Contract Value from a Guarantee Period, the transfer or withdrawal out of a Guarantee Period will reduce the MVA Floor such that the MVA Floor for the remaining Contract Value in the Guarantee Period is equal to:
A x (1 – B/C))
Where:

•	A is the MVA Floor before the withdrawal or transfer;

•	B is the amount of the withdrawal or transfer out of the Guarantee Period including any Withdrawal Charges, if applicable; and

•	C is the Guarantee Amount immediately before the withdrawal or transfer.

Here is an example of how the MVA works.
Assume the following:

•	You invest or transfer $10,000 from a Subaccount into a 5-year Guarantee Period.

•	The credited rate is 3.00%.

•	The Minimum Guarantee Interest Rate is 1.00%.

•	The Reference Index is 2.50% at the beginning of the Guarantee Period.
Scenario 1
:

•	At the end of year 2, you transfer the total amount of the Guarantee Period into variable subaccounts. At the time of the transfer the Reference Index is 4.00%.
Maximum MVA Calculation

Guarantee Period Value at time of transfer	= $10,000 x 1.03 2 = $10,609

MVA Floor at the time of transfer	= $10,000 x 1.01 2 = $10,201

Maximum Negative MVA (assessed)	= -($10,609 - $10,201) = -$408
Maximum Positive MVA (credited)	= $10,609 - $10,201 = $408
MVA Factor Calculation
MVA Factor Formula = (I - J) x N

Where:

	I	=	Reference Index value on first day of Guarantee Period = 2.50%

	J	=	Reference Index value on the date of the transfer = 4.00%

	N	=	Number of complete months remaining in Guarantee Period divided by 12 = 36/12 = 3
Applicable MVA Factor = (2.50% - 4.00%) x 3 =
-4.50%
MVA Amount Calculation
MVA Amount Formula = A x F (prior to application of maximum)

Where:

	A	=	Amount transferred out of Guarantee Period

	F	=	MVA Factor
MVA Amount = $10,609 x
-4.50%
= -$477

•
Calculated MVA Amount to be assessed is more than the maximum. The assessed MVA amount will be the maximum of -$408. The net amount transferred to variable subaccounts after the assessment of the MVA is $10,201 ($10,609 - $408).

Scenario 2
:

•	At the end of year 2, you transfer the total amount of the Guarantee Period into variable subaccounts. At the time of the transfer the Reference Index is 1.20%.

Maximum MVA Calculation

Guarantee Period Value at time of transfer	= $10,000 x 1.03 2 = $10,609

MVA Floor at the time of transfer	= $10,000 x 1.01 2 = $10,201

Maximum Negative MVA (assessed)	= -($10,609 - $10,201) = -$408
Maximum Positive MVA (credited)	= $10,609 - $10,201 = $408
MVA Factor Calculation
MVA Factor Formula = (I - J) x N

Where:

	I	=	Reference Index value on first day of Guarantee Period = 2.50%

	J	=	Reference Index value on the date of the transfer = 1.20%

	N	=	Number of complete months remaining in Guarantee Period divided by 12 = 36/12 = 3
Applicable MVA Factor = (2.50% - 1.20%) x 3 = 3.90%
MVA Amount Calculation
MVA Amount Formula = A x F (prior to application of maximum)

Where:

	A	=	Amount transferred out of Guarantee Period

	F	=	MVA Factor
MVA Amount = $10,601 x 3.90% = -$414

•
Calculated MVA Amount to be credited is more than the maximum. The credited MVA amount will be the maximum of $408. The net amount transferred to variable subaccounts after the assessment of the MVA is $11,017 ($10,609 + $408).

You may allocate your Purchase Payments, and transfer Contract Value, to Guarantee Periods of the Fixed Account that are currently available, subject to certain conditions. If you elect a GLWB, a GMPB or a GLWB/GMPB Combo, or a GMAB, you may not allocate Purchase Payments to the Fixed Account, unless you participate in the DCA program, and you may not transfer Contract Value to a Guarantee Period. See “THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS” and “PRODUCT HIGHLIGHTS: The Fixed Account Options: The Guarantee Periods.”
We do not make Asset Charge deductions from amounts in the Fixed Account to cover the mortality, administrative, distribution and other expenses we assume to provide your Contract benefits. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, a Withdrawal Charge may apply. See “CONTRACT CHARGES.”
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

If you elect a GLWB, a GMPB, or a GMAB, you may not allocate Purchase Payments, or transfer Contract Value, to the Guarantee Periods. You may participate in the DCA program in the Fixed Account.

Guarantee Periods
You may elect one or more Guarantee Periods from those we may make available. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. Guarantee Amounts already in existence will be unaffected, although the Guarantee Amounts will be transferred into a money market Subaccount at the end of the Guarantee Period unless you direct us to transfer the Guarantee Amounts into any other Subaccount(s). We may choose not to make any Guarantee Periods available at our discretion. At any time, we can reverse our decision to exercise this right.
Guaranteed Interest Rates
We determine Guaranteed Interest Rates at our discretion. Our determination will be influenced by the return we earn on our investments as well as other factors, including regulatory and tax requirements, sales commissions, administrative expenses, general economic trends and competitive factors. Our minimum Guaranteed Interest Rate will always be equal to the greater of the required minimum nonforfeiture rate and 1%. You can find out about our current Guaranteed Interest Rates by calling us at (800)
374-3714.
We may at our discretion periodically offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.
THE ACCUMULATION PHASE
During the Accumulation Phase of your Contract, you may make Purchase Payments into your Contract, and your earnings accumulate on a tax-deferred
basis. The Accumulation Phase begins on the Issue Date and ends on the Valuation Period before your Annuity Income Date. The Accumulation Phase will end sooner if you surrender your Contract or if you die before the Annuity Income Date.
Issuing Your Contract
We “open” the Contract on the Business Day when we receive your Application in Good Order at our Service Address. We refer to this date as the Open Date. We issue your Contract within two Business Days after we receive your initial Purchase Payment and your Application is in Good Order. We refer to this date as the Issue Date.
If we receive an Application not in Good Order and we do not receive the required information or documentation within five Business Days from our receipt of your initial Purchase Payment, we will either send back your initial Purchase Payment or request your permission to keep the initial Purchase Payment until we receive the required information or documentation. Then, when the Application is in Good Order, we will apply your Purchase Payment within two Business Days.
Subsequent Purchase Payments will be credited to your Contract on the Business Day that we receive them in Good Order.
Purchase Payments
Purchase Payments Limitations
The amount of Purchase Payments may vary. The initial Purchase Payment must be at least $10,000 for a
Non-Qualified
Contract and the maximum annual Individual Retirement Annuity contribution under the Code for a Qualified Contract. The maximum annual Individual Retirement Annuity contribution under the Code for 2021 for traditional IRAs and Roth IRAs cannot be more on a combined basis than $6,000 ($7,000 if you are age 50 or older).

Each additional Purchase Payment must be at least $500. In addition, unless we have given our prior approval, we will not accept a Purchase Payment that would cause the total Purchase Payments to a Contract to exceed (1) $5 million, if you elect the Income Boost GLWB or Income Control GLWB, and (2) $3 million if you elect an optional benefit rider. We will not accept a Purchase Payment after any Owner or Annuitant’s 93rd birthday.
We reserve the right not to accept any Purchase Payment, even if the Application and subsequent Purchase Payments are in Good Order, and to limit the number of Contracts you may purchase. This may limit your ability to invest in the Contract and to increase your Contract Value and optional living and death benefit values.
Allocation of Purchase Payments
You may allocate your Purchase Payments among the Subaccounts offered as the Variable Account options and Guarantee Periods currently available and offered as the Fixed Account options. However, any allocation to a Guarantee Period must be at least $500. We reserve the right to change this minimum amount upon written notice to you.
During the Accumulation Phase, you may specify the percentage of each Purchase Payment to be allocated to each Subaccount or Guarantee Period, if available. These percentages are called your allocation instructions. You may change your allocation instructions for future Purchase Payments by sending a notice of the change in Good Order to the Service Address. We will use your new allocation instructions for current and future Purchase Payments until we receive another change notice in Good Order.
Your Contract Value
During the Accumulation Phase, the Contract Value for any Valuation Period is equal to the Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, for that Valuation Period.
Variable Accumulation Value
Variable Accumulation Units
Your Variable Accumulation Value is the combined Contract Value in each Subaccount. We use a unit of measure called a Variable Accumulation Unit in determining that combined value. A Variable Accumulation Unit works much like a mutual fund share. We determine the value in each Subaccount by multiplying the number of your Variable Accumulation Units allocated to that Subaccount by the value of each Variable Accumulation Unit.
Variable Accumulation Unit Value
The value of each Variable Accumulation Unit in a Subaccount reflects the net investment performance of that Subaccount. We determine that value once on each Business Day at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close of trading is determined by the NYSE.) The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a “Valuation Period.” On days other than Business Days, the value of a Variable Accumulation Unit does not change. The Net Investment Factor represents the net investment performance of a Subaccount at the end of any Valuation Period.
We determine the value of a Variable Accumulation Unit for each Subaccount for a Valuation Period by multiplying the value of a Variable Accumulation Unit for that Subaccount for the preceding Valuation Period by the Net Investment Factor for that Subaccount for such subsequent Valuation Period. The value of a Variable Accumulation Unit for each Subaccount for any Valuation Period is the value determined as of the end of that Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the calculation of the Net Investment Factor described below.

We calculate the Net Investment Factor for any Valuation Period by dividing (a) by (b) and then subtracting (c), where:

(a)	is the net result of:

1.	the net asset value of a Fund share held in the Subaccount at the end of that Valuation Period, plus

2.	the per share amount of any dividend or other distribution made by that Fund on shares held in the Subaccount if the ex-dividend date occurs during the Valuation Period, plus or minus

3.
a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Subaccount.

(b)	is the net asset value per share of the Fund share at the end of the preceding Valuation Period; and

(c)	is the Asset Charge factor (the mortality and expense risk charge factor) for the Valuation Period.
The Net Investment Factor may be greater than, less than, or equal to one; therefore, the Variable Accumulation Unit value may increase, decrease or remain unchanged.
Crediting Variable Accumulation Units
Any allocations to a Subaccount (including Purchase Payments and transfers) will result in the purchase of Variable Accumulation Units. The number of Variable Accumulation Units that the Company credits to each Subaccount is determined by dividing the dollar amount allocated to that Subaccount by the Subaccount’s Variable Accumulation Unit value as calculated at the end of the Valuation Period when the allocation is effected.
Canceling Variable Accumulation Units
Any deductions from a Subaccount (including surrenders, partial withdrawals, death benefit payments, transfers, and fee deductions), will result in the cancellation of Variable Accumulation Units with a variable accumulation value equal to the total amount by which the Subaccount is reduced. The number of cancelled units will be determined by dividing the dollar amount deducted from that Subaccount by its Variable Accumulation Unit value as calculated at the end of the Valuation Period when the deduction is effected.
Fixed Accumulation Value
Your Fixed Accumulation Value is the sum of Purchase Payments and Contract Value allocated to Guarantee Periods and the DCA program, plus interest credited on those amounts, and minus withdrawals, transfers, and any deductions for charges under the Contract taken from your Fixed Accumulation Value.
A Guarantee Period begins on the Business Day that (a) a Purchase Payment is applied to a Guarantee Period under your Contract or (b) we receive your request in Good Order to transfer Contract Value from a Subaccount or another Guarantee Period into a new Guarantee Period. Subsequent Guarantee Periods begin on the first day following the Renewal Date.
Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period and a new Guarantee Rate with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates and different Guarantee Rates.
Guarantee Periods may not always be available for allocation. (
See
“FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS.”
)
Crediting Interest
We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at
(800) 374-3714
.

Guarantee Amounts
Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each new allocation to a Guarantee Period must be at least $500 unless it is equal to the entire Guarantee Amount being renewed.
Renewals of Guarantee Periods
At least 30 days prior to the Renewal Date of each Guarantee Period, we will provide you with notice of the upcoming expiration of the Guarantee Period. Unless you instruct us otherwise, a one-year
Guarantee Period will commence automatically at the end of the previous Guarantee Period. If a one-year
Guarantee Period is not offered by us at that time, the Guarantee Amount will be transferred automatically to a money market Subaccount. To avoid an automatic renewal or transfer on the Renewal Date, the Owner must elect, in writing prior to the Renewal Date, a different Guarantee Period from among those that the Company offers at such time, or provide written instructions to transfer all or a portion of the Guarantee Amount to one or more Subaccounts. (See “
Transfers Among the Subaccounts and the Fixed Account.”)
Each new Guarantee Amount must be at least $500 unless it is equal to the entire Guarantee Amount being renewed. Automatic transfers of Guarantee Amounts into a money market Subaccount will not count as a transfer for purposes of the transfer restrictions. (See “
Transfers Among the Subaccounts and the Fixed Account.”)
Transfers Among the Subaccounts and the Fixed Account
Permitted Transfers
During the Accumulation Phase, you may transfer all or part of your Contract Value to one or more Subaccounts or Guarantee Periods then available, subject to the following restrictions:

•	you may not make more than 12 transfers in any Contract Year;

•	at least 6 days must elapse between transfers to and from the same Subaccounts;

•	transfers to or from Subaccounts are subject to terms and conditions that may be imposed by the Funds; and

•	we impose additional restrictions on frequent transfers or excessive trading, which are further described below. (See “ Restrictions on Frequent Transfers. ”)

•	we reserve the right to charge a fee for transfers to and from Guarantee Periods into or out of other Guarantee Periods within a thirty-day period.
These restrictions do not apply to the Dollar-Cost Averaging and Portfolio Rebalancing programs. (See “Automatic
Programs
”)
We reserve the right to waive these restrictions and exceptions at any time, as discussed under “
Restrictions on Frequent Transfers
,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.
There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $25 for each transfer. We will notify you of any change in writing prior to its effectiveness. Under current law, there is no tax liability for transfers.
Requests for Transfers
You, your authorized financial professional, or another authorized third party may request transfers in writing at the Service Address, by telephone at
(800) 374-3714
or by such other means as we may make available.
If a transfer request as described above is received in Good Order before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the NYSE on days that the NYSE closes before 4:00 p.m., the transfer will be priced that day. Otherwise, your transfer request will be priced on the next Business Day.

The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us are genuine. These procedures may require any person requesting a transfer to provide personal identifying information. We will not be liable for following instructions that we reasonably believe are genuine.
We reserve the right to deny any and all transfer requests and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in Good Order or if it does not comply with the terms of our frequent trading policy or the trading policy of a Fund involved in the transfer. If a transfer request is denied, we will immediately notify you and your authorized financial professional.
We also reserve the right to suspend, modify, restrict, or terminate the telephone transfer privilege at any time. Your ability (or the ability of your authorized financial professional or another authorized third party) to request transfers by telephone may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.
No more than one transfer request may be made on the same Business Day regardless of whether the request is made by you, your authorized financial professional, or another authorized third party, and regardless of whether the request is submitted in writing or by telephone. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in Good Order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).
You, your authorized financial professional, or another authorized third party may cancel a transfer request by contacting us by telephone at (800)
374-3714
before the end of the Business Day during which the transfer request was submitted.
Under certain circumstances, we may defer transfers. (See
“Deferral of Payments and Transfers.”
)
Restrictions on Frequent Transfers
Delaware Life’s Restrictions
Frequent transfers of Contract Value among the Subaccounts can adversely affect the performance of the Funds underlying the Subaccounts because of the costs associated with unusual and/or large movements of cash in and out of Funds in shorter than anticipated periods of time. Frequent transfers or excessive trading can harm you and other Contract owners with allocations to the Funds underlying a Subaccount in various ways, including increasing Fund expenses. The increased Fund costs include excessive Fund transaction fees and disruption of the management of the Fund. Frequent transfers will diminish a Fund’s return and directly decrease the Subaccount’s performance. If large amounts of money are suddenly transferred into or out of a Fund, the Fund’s investment manager may be unable to effectively invest in accordance with the Fund’s investment objectives and policies. We will monitor and may modify and/or restrict your right and any authorized third party’s right to transfer among the Subaccounts if we determine, in our sole discretion, that the use of transfers among the Subaccounts may potentially harm the rights or interests of other Owners.
Delaware Life, as depositor of the Contracts, has policies and procedures designed to detect and deter frequent transfers by limiting the number and frequency of transfers of Contract Value. Currently, you may make only up to twelve (12) transfers per Contract Year and six (6) days must elapse between each transfer. We also may impose a fee of $25 per transfer. We may waive any of these restrictions at our discretion, subject to such terms and conditions as the Funds may impose. We reserve the right to impose additional administrative restrictions on third parties that engage in transfers of Contract Value on behalf of multiple Owners at one time.
We may also take the following actions (but not are obligated to) against you and any authorized third parties acting on your behalf or on behalf of multiple Owners to restrict transfers, if we determine, in our sole discretion, that you and such parties may be engaging in frequent transfers of Contract Value among the Subaccounts:

•	Limit the dollar amount and frequency of transfers;

•	Restrict the method of transfers (e.g., require that transfer requests be in writing sent to our Service Address via first class mail);

•	Terminate or suspend the ability to transfer among Subaccounts by telephone or other means that would otherwise be permissible;

•	Reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner; and

•	Impose other limitations or restrictions.
Transfer limitations and other restrictions are subject to our ability to monitor transfer activity. Our ability to monitor transfer activity may be limited by operational and technological systems, as well as our ability to predict and monitor the variety of strategies that might be employed by Owners and their authorized third parties to avoid detection. There is no assurance that we will be able to monitor and stop frequent transfers of Contract Value among the Subaccounts. A failure to detect and curtail frequent transfers may result in lower performance of the Funds underlying the Subaccounts that you selected.
The Funds’ Restrictions
The Funds themselves have policies and procedures to deter frequent trading (“Fund’s Trading Policies”). We have entered into information sharing agreements with the Funds, as required by Rule
22c-2
under the 1940 Act. We are legally obligated to provide information about an Owner’s allocations into and out of a Fund underlying a Subaccount at the Fund’s request. If a Fund identifies an Owner or any authorized third party as having violated the Fund’s Trading Policies, the Fund may direct us to impose a transfer fee, or restrict or prohibit any further allocations into or out of the Fund by or on behalf of the Owner. Such a restriction may remain in place indefinitely. The Owner or authorized third party may be part of a group of other variable annuity and variable life insurance owners and shareholders that the Fund has restricted. We may not have the operational capacity to apply a Fund’s Trading Policies. If we do not have such capacity, it may result in lower performance of the Funds underlying the Subaccounts that you selected.
The Funds are available to retirement plans and other insurance companies for their variable annuity and variable life insurance contracts. These retirement plans, and insurance companies may have different procedures to monitor and deter frequent and large-scale trading or may not have any restrictions against frequent and large-scale trading. You may be harmed by frequent transfer activity related to other insurance company and retirement plan investments in the Funds.
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates
In certain situations, we may reduce or waive the Withdrawal Charge or the Annual Contract Fee, credit additional amounts, grant special Guaranteed Interest Rates, or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, certain sales of larger-sized
Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, financial professionals and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions and their immediate families.
Automatic Programs
You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year (See
“Transfers Among the Subaccounts and the Fixed Account.”
)
You, your authorized financial professional, or another authorized third party may elect and terminate your participation in any of these programs at any time by written notice to us at our Service Address or by other means approved by us.

Dollar-Cost Averaging (“DCA”) Program
You may elect to enroll in the DCA program, at no extra charge, by allocating a Purchase Payment to the Fixed Account prior to your Annuity Income Date under the 6 and
12-month
DCA program. The DCA program automatically transfers a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to your selected Subaccounts on Designated Investment Options each month. The first transfer under the DCA program will occur on the day we receive your Purchase Payment. The program continues until your Contract Value allocated to the program is depleted or you elect to stop the program.
Amounts held in the Fixed Account under the DCA program will earn interest at a rate declared by the Company. You must elect to participate in the DCA program for each future Purchase Payment.
Any allocation of a new Purchase Payment to the program will be treated as commencing a new DCA program and will be subject to the $500 minimum for the
6-month
DCA program and $1000 minimum for the 12-month DCA program.
The main objective of the DCA program is to minimize the impact of short-term market fluctuations affecting the value of the Funds. In general, since you transfer the same dollar amount to the Subaccounts or Designated Investment Options at set intervals, the DCA program allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. It is important to understand that the DCA program does not ensure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods under the DCA program.
Systematic Withdrawal Program
You may select our Systematic Withdrawal program at any time prior to your Annuity Income Date. Under the Systematic Withdrawal program, you may determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Accumulation Value and/or Variable Accumulation Value. We reserve the right to select the day of the month that the withdrawals occur. We may make other periodic payment schedules available at our discretion.
Withdrawals may have adverse federal income tax consequences including a 10% penalty tax. (See “TAX PROVISIONS.”) You should carefully consider these tax consequences before requesting any withdrawal.
You should consult a qualified tax professional before choosing this optional program. We reserve the right to limit the election of this program to Contracts with a minimum Contract Value of $10,000.
Withdrawals under the Systematic Withdrawal program may significantly decrease your optional benefit values under an optional living benefit and an optional death benefit by an amount that may be greater than the amount withdrawn and may cause your Contract and such benefits to terminate without value.
Portfolio Rebalancing Program
You may select our Portfolio Rebalancing program at any time prior to your Annuity Income Date. Under this program, we transfer funds once each Contract Quarter among the Subaccounts to maintain the percentage allocation you have selected among these Subaccounts.
If you elect the Income Control GLWB, Flex Income Control GLWB or a GMAB, and wish to participate in the Portfolio Rebalancing program, we transfer funds once each Contract Quarter among the Designated Investment Options to maintain the percentage allocation you have previously selected among these Designated Investment Options.

WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES
Cash Withdrawals
Requesting a Withdrawal
At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Contract Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want a full surrender or a partial withdrawal.
All withdrawals may be subject to a Withdrawal Charge. (See “
Withdrawal Charge
.”) Upon request, we will notify you of the amount we would pay in the event of a full surrender or partial withdrawal. Withdrawals also may have adverse state and federal income tax consequences, including a 10% penalty tax. (See “
TAX PROVISIONS
.”) You should consult a qualified tax professional and carefully consider these tax consequences before requesting a cash withdrawal.
Full Surrenders
If you withdraw the entire Contract Value, your request will result in a full surrender of the Contract. In that event, we calculate the amount we will pay you as follows:

•
first, we determine your Contract Value as the sum of any Fixed Accumulation Value and any Variable Accumulation Value based on the price next determined for each Subaccount at the end of the Valuation Period during which we receive your withdrawal request;

•	we then deduct the proportionate amount of the Annual Contract Fee, if applicable; and

•	we then calculate and deduct any applicable Withdrawal Charge.
In addition, any applicable taxes will be deducted from the amount you receive.
A full withdrawal results in the surrender of your Contract, cancellation of all rights and privileges under your Contract, and the termination of any elected optional living and death benefits.
There is no Free Withdrawal Amount applied to full surrenders.
Partial Withdrawals
When you withdraw less than the entire Contract Value, you request a partial withdrawal. In that event, you can ask to have any applicable charges deducted either from:

•	the amount of your partial withdrawal request (thereby reducing the amount you are to receive); or

•	your Contract Value (thereby reducing your Contract Value by the amount of your partial withdrawal request plus any applicable Withdrawal Charge).
If you make no specification, we will process your withdrawal request using the first option above.
Please note: Under either option, any applicable taxes will be deducted from the amount you receive.
You may specify the amount you want withdrawn from each Subaccount (including a Designated Investment Option), Guarantee Amount and/or Fixed Accumulation Value in the DCA program to which your Contract Value is allocated. If you do not so specify, we will deduct the total amount you request pro-rata,
from each Subaccount (including a Designated Investment Option), Guarantee Amount and Fixed Accumulation Value in the DCA program, if any, at the end of the Valuation Period during which we receive your request.
Withdrawals may significantly reduce any optional living benefit and optional death benefit values. In calculating the amount payable under the optional living benefits or death benefits, the benefit may be reduced by an amount that is greater than the amount by which your Contract Value is reduced by the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed descriptions of the optional living benefits and death benefits that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Contract Value being reduced to an amount less than the $2,000 minimum Contract Value, we reserve the right to treat it as a request for a full surrender of your Contract.
Time of Payment
Full surrenders and partial withdrawals will be paid within seven calendar days after we receive your request in Good Order, except in cases where we are permitted, and choose, to defer payment under the 1940 Act and applicable state insurance law. (See “
Deferral of Payments and Transfers
.”)
Withdrawal Charge
We do not deduct any charge from your Purchase Payments when they are made. However, we may impose a Withdrawal Charge (also known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.
The Company imposes no Withdrawal Charge on the Contract Value applied to an Annuity Payment Option.
Free Withdrawal Amount
In each Contract Year, you may withdraw a portion of your Contract Value before incurring the Withdrawal Charge as described below.
During the first Contract Year, the Free Withdrawal Amount is equal to 10% multiplied by the total amount of Purchase Payments.
In any Contract Year thereafter, the Free Withdrawal Amount is equal to the greater of:

a)	The Free Withdrawal Percentage of 10%, multiplied by the Contract Value (computed as of the last Contract Anniversary prior to withdrawal); or

b)	The RMD Amount, if any, for the current calendar year.
The Free Withdrawal Amount will be reduced by any prior withdrawals taken during the same Contract Year. Any portion of the Free Withdrawal Amount that is not used during a Contract Year will not be available for use in future Contract Years.
There is no Free Withdrawal Amount applied to full surrenders.
Although there is no Withdrawal Charge for a withdrawal of the Free Withdrawal Amount, it could be subject to adverse state and federal tax consequences. You should consult a qualified tax professional for more information.
You may withdraw the greater of the Free Withdrawal Amount or the AWA, without a Withdrawal Charge, after the Income Start Date under a GLWB.
For an example of how we calculate the Free Withdrawal Amount see “
APPENDIX F - HYPOTHETICAL EXAMPLES OF CALCULATION OF WITHDRAWALS, SURRENDERS AND FREE WITHDRAWAL AMOUNT
.”
Order of Withdrawals
Each time you make a partial withdrawal, we consider the Free Withdrawal Amount to be withdrawn first. If the amount you withdraw is more than your Free Withdrawal Amount, then that excess may be subject to a Withdrawal Charge. We will withdraw the excess, in order, first from your earliest remaining Purchase Payment no longer subject to a Withdrawal Charge and then from your earliest remaining Purchase Payment subject to a Withdrawal Charge. Each time you make a withdrawal, we will follow this procedure until all of your Purchase Payments have been withdrawn. Once all Purchase Payments are withdrawn, any additional amount withdrawn is not subject to a Withdrawal Charge.

Calculation of Withdrawal Charge
We calculate the amount of the Withdrawal Charge by multiplying the amount of each Purchase Payment withdrawn by its applicable Withdrawal Charge percentage. The percentage varies according to the number of years the Purchase Payment has been held in your Contract. Each Purchase Payment has its own
7-year
period and for each completed year after the Purchase Payment, the Withdrawal Charge declines as shown below. If a Purchase Payment is withdrawn within one year of when it was made, it will have an 8% Withdrawal Charge. After one year, a 7% Withdrawal Charge would apply to that Purchase Payment.

Number of Completed Years Since the Purchase Payment Has Been In Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
You may want to consider deferring a withdrawal because the Withdrawal Charge declines the longer the Purchase Payment is held in your Contract.
For hypothetical examples of the Withdrawal Charge, see “
APPENDIX F—HYPOTHETICAL EXAMPLES OF WITHDRAWALS, SURRENDERS AND FREE WITHDRAWAL AMOUNTS
.”
Withdrawals not Subject to Withdrawal Charge
Nursing Home Withdrawal Charge Waiver (“NHW”)
You may be eligible for a waiver of the Withdrawal Charge for partial withdrawals or a full surrender on or after the first Contract Anniversary
under the following circumstances:

•
You (or the Annuitant if the Owner is a
Non-Natural
person) are confined to an Eligible Nursing Home. An “Eligible Nursing Home” is a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available daily and daily medical records are kept for each patient;

•	The confinement is for a period of 90 continuous days, or any shorter period required by the state in which your Contract is issued, beginning on or after the Issue Date; and

•	The NHW is approved by the state in which your Contract is issued. (See “APPENDIX E - STATE LAW VARIATIONS.” )
At the time of the withdrawal or surrender request, proof (1) that the facility is an Eligible Nursing Home and (2) of the duration of the Owner’s confinement must be received by the Company on our form(s), which you may request from us. We will provide you with a written claim form within 10 Business Days after we receive a request for a partial withdrawal or full surrender. If we do not provide a claim form within 10 Business Days, you will be deemed to have complied with the claim requirements if we receive written proof covering the occurrence, the character and the extent of the confinement for which the claim is made.
If we find proof of confinement in an Eligible Nursing Home to be insufficient, we will notify you of the denial and provide you with the opportunity to accept or reject the withdrawal or surrender proceeds, subject to all applicable Withdrawal Charge.
There is no charge for this benefit. We will terminate this benefit upon receipt of your request to terminate it or upon termination of the Contract.

Termination of the NHW will not affect the previous waiver of any Withdrawal Charge.
Terminal Illness Withdrawal Charge Waiver (“TIW”)
You may be eligible for a waiver of the Withdrawal Charge for partial withdrawals or a full surrender on or after the first Contract Anniversary
under the following circumstances:

•	You (or the Annuitant if the Owner is a Non-Natural person) develop a Terminal Illness;

•	We must receive the request for waiver on our form(s);

•
We must receive proof of such Terminal Illness which shall include, but not be limited to, certification by a Licensed Physician who: (i) has examined you and is qualified to provide such certification, and (ii) is neither an Owner, an Annuitant nor a Family Member of an Owner or an Annuitant.

Terminal Illness, Family Member, and Licensed Physician are defined as follows:
Terminal Illness:
any medical condition which a Licensed Physician certifies has reduced your expected life span to one year or less.
Family Member:
your spouse or domestic partner, your spouse’s or domestic partner’s parents, your sons and daughters and their spouses or domestic partners, your parents and their spouses or domestic partners, your brothers and sisters and their spouses or domestic partners, your grandparents and grandchildren and their spouses or domestic partners, and any individual related to you by blood or affinity whose close association with you is the equivalent of a family relationship.
Licensed Physician:
a person authorized or licensed to practice medicine in a state.
We will provide you with a written claim form within 10 Business Days after we receive a request for a partial withdrawal or full surrender. If we do not provide a claim form within 10 Business Days, you will be deemed to have complied with the claim requirements if we receive written proof covering the occurrence, the character and the extent of the Terminal Illness for which the claim is made.
We reserve the right to require a second opinion and to have you examined by a Licensed Physician of our choosing and at our expense. In the event the second opinion conflicts with the first, the second opinion controls. For state variations related to this process, see
“APPENDIX E - STATE LAW VARIATIONS.
”
If the Company finds proof of your Terminal Illness to be insufficient, we will notify you of the denial and provide you with the opportunity to accept or reject the withdrawal or surrender proceeds, subject to the applicable Withdrawal Charge.
There is no charge for this benefit. We will terminate this benefit upon receipt of your request to terminate it or upon termination of the Contract.
Termination of the TIW will not affect the previous waiver of any Withdrawal Charge.
Any withdrawals under the NHW and the TIW will reduce the remaining Free Withdrawal Amount, if any, the remaining AWA, if any, the remaining Contract Value, the Withdrawal Benefit Base, if any, and the death benefit.
Other Withdrawals
We do not impose Withdrawal Charge:

•	on the AWA under a GLWB;

•	when you annuitize your Contract;

•	on amounts we pay as a death benefit;

•	on amounts you transfer (1) among the Subaccounts and between the Subaccounts and the Fixed Account, or (2) within the Fixed Account; or

•	on any amounts transferred as part of a DCA program or Portfolio Rebalancing program. (See “Automatic Programs.”)
CONTRACT CHARGES
Annual Contract Fee
During the Accumulation Phase of your Contract, we will deduct an Annual Contract Fee of $30 from your Contract Value to help cover the administrative expenses we incur related to the issuance and maintenance of Contracts. We deduct the Annual Contract Fee on each Contract Anniversary. We deduct the Annual Contract Fee pro-rata
from each Subaccount and each Guarantee Amount, based on the allocation of your Contract Value on the date we deduct the Contract Fee.
If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender.
We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract.
We do not deduct the Annual Contract Fee on or after the Annuity Income Date.
Asset Charge
During the Accumulation Phase, we assess an Asset Charge of 1.20% to compensate us for the mortality, administrative, distribution and other expenses we incur related to the issuance, maintenance and provision of the benefits under the Contract. The Asset Charge is designed to also compensate us for the risk that our mortality and other expense costs may exceed the Asset Charge itself. No Asset Charge is deducted during the Income Phase.
If the amount of the Asset Charge is insufficient to cover our costs resulting from these expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover such costs, we will make a profit on the Asset Charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of the Asset Charge, we not only consider our expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, and benefits we expect to pay in connection with the Contracts.
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payments to each Annuitant determined in accordance with the annuity tables and other contractual provisions that cannot be changed. The administrative expense risk we assume is the risk that our actual expenses in administering the Variable Account and Contracts will be greater than anticipated and not covered by the Annual Contract Fee. Administrative expenses include issuing, servicing and administering the Contracts, regulatory compliance, and reporting functions, among others. The distribution expense risk we assume is the risk that our actual expenses in distributing the Contracts and the Variable Account will be greater than anticipated and not covered by the Withdrawal Charge. Distribution expenses include the marketing and sale of the Contracts. The expense risk we assume is that our cost of providing the optional living and death benefit riders according to the terms of the Contract will exceed the amount of the optional living benefit and death benefit charges we deduct for those benefits under the Contract.
Charges for the Optional Living Benefits
If you elect a GLWB, a quarterly fee will be deducted from the Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.

The maximum amount of the charge is 2.50% annually (0.625% quarterly) for a
Step-Up
under a GLWB of the Withdrawal Benefit Base at the end of each Contract Quarter, if the GLWB Fee Rate is increased for a Step-Up, for new Contracts and after the GLWB Fee Rate Lock Period.
For more information about this charge, please see “
GLWB Fee.”
If you elect a GMPB (and for the GMPB in a GLWB/GMPB Combo), a quarterly fee will be deducted from the Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
The maximum amount of the GMPB Fee is 1.50% annually (0.375% quarterly) of the GMPB Base for the successive Term and new Contracts.
For more information about this charge, please see “GMPB Fee.”
If you elect a GMAB, a quarterly fee will be deducted from the Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
The maximum amount of the charge is 1.50% annually (0.375% quarterly) of the GMAB Base for successive Terms and new Contracts.
For more information about this charge, please see “
GMAB Fee.”
Charges for the Optional Death Benefits
If you elect either the HAV Death Benefit or the ROP Death Benefit, a quarterly fee will be deducted from the Contract Value on the last Valuation Period of each Contract Quarter. See Rate Sheet Supplement for current rates.
The annual HAV Fee Rate and annual ROP Fee Rate will not exceed 2.00% (0.50% quarterly) for new Contracts.
For more information about the calculation of these charges, please see “
HAV Death Benefit” and “ROP Death Benefit.
”
Premium Taxes
Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make, or the Contract Value applied to the fixed Annuity Payment Option. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. We do not make any profit on the deductions we make to reimburse premium taxes.
Fund Charges
There are fees and expenses deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information. The MFS US Government Money Market Fund has the discretion to impose a liquidity fee on redemptions from the Fund and to implement a redemption gate that would temporarily suspend redemptions from the Fund. We will implement, administer and charge you for any such fee and restriction imposed by the Fund.

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Dollar Cost Averaging Program	Allows you to allocate a Purchase Payment to the Fixed Account and automatically transfer a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to the Subaccounts each month during a designated period.	Standard	No charge	N/A
•  Available only during the Accumulation Phase.
•  Only
6-month
and
12-month
periods available.
•  $500 minimum allocation for a
6-month
period.
•  $1,000 minimum allocation for a
12-month
period.
•  Only monthly transfers available.
•  Program transfers do not count against transfer limitations under the Contract.

Portfolio Rebalancing Program	Allows you to automatically transfer Contract Value among the Subaccounts to maintain the percentage allocations you selected for the Subaccounts.	Standard	No charge	N/A	• Available only during the Accumulation Phase. • Only quarterly rebalancing available. • Program transfers do not count against transfer limitations under the Contract.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract Value at a designated frequency.	Standard	No charge	N/A
•  Available only during the Accumulation Phase.
•  Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.
•  Withdrawals may be subject to Withdrawal Charges and taxes, including tax penalties.
•  Withdrawals reduce Contract Value (and the standard death benefit, if applicable).
•  Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.
•  We reserve the right to impose a minimum Contract Value of $10,000 for enrollment.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Nursing Home Withdrawal Charge Waiver	Allows you to withdraw Contract Value without a Withdrawal Charge if you are confined to a nursing home.	Standard	No charge	N/A
•  Not available in all states.
•  Not available until the first Contract Anniversary.
•  Must be confined to an eligible nursing home.
•  Must be confined for 90 continuous days.
•  Requires proof of eligibility.
•  State variations may apply.

Terminal Illness Rider	Allows you to withdraw Contract Value without a Withdrawal Charge if you develop a terminal illness.	Standard	No charge	N/A	• Not available in all states. • Not available until the first Contract Anniversary. • Must have a diagnosed terminal illness. • Requires proof of eligibility. • State variations may apply.
Standard Death Benefit	Pays a death benefit equal to the Contract Value.	Standard	No charge	N/A	• Withdrawals will reduce the benefit. • Annuitizing the Contract terminates the benefit.

Highest Anniversary Value (HAV) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the HAV Value.	Optional	2.00% of HAV Value	See Rate Sheet Supplement for Current Charges
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 76 to elect.
•  Not available in California.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in HAV Value.
•  Annuitizing the Contract terminates the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Return of Premium (ROP) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the ROP Value	Optional	2.00% of ROP Value	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in ROP Value.
•  Annuitizing the Contract terminates the benefit.

Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  All withdrawals reduce the potential for
step-ups.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  A
step-up
may
increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the Income Start Date
(step-up
feature may be available until the Annuity Income Date).
•  Annuitizing
the
Contract may eliminate the benefit.

Flex Income Boost GLWB (formerly named the Flex Income Boost GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations
• Bonus feature not available after the Income Start Date (step-up feature may be available until the Annuity Income Date). • Annuitizing the Contract may eliminate the benefit.

Income Control GLWB (formerly named the Flex Income Control GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  Withdrawal Benefit Base subject to a maximum limit.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Flex Income Control GLWB (formerly named the Flex Income Control GLWB v1)	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements. This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.	Optional	2.50%	See Rate Sheet Supplement for Current Charges.
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).	Optional	1.50% of GMAB Base	See Rate Sheet Supplement for Current Charges
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  See Rate Sheet Prospectus Supplement for current GMAB Factors.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.
•  Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.
•  Electing a successive term may increase your charge.
•  Cannot be terminated by you without surrendering or annuitizing the Contract.

Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)
Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.
		Optional	1.50% of GMPB Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.
•  You bear the risk for all market losses that exceed the buffer’s downside protection.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMPB Base at end of term, no benefit is provided.
•  Purchase Payments after GMPB Purchase Payment Window will not increase the benefit.
•  Currently only one successive term may be elected.
•  Electing a successive term may increase charge.
•  You may not be able to terminate without surrendering or annuitizing the Contract. See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.

Prior Version of Income Boost GLWB (no longer available for sale)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on
quarter-end
Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB permits multiple ten-year
bonus periods.
		Optional (May not be added)	2.50% of Withdrawal Benefit Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  Purchase Payments subject to additional limits.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the Income Start Date
(step-up
feature may be available until the Annuity Income Date).
•  Annuitizing the Contract may eliminate the benefit.

Prior Version of Income Control GLWB (no longer available for sale)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on annual Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single ten-year
bonus period.
		Optional (May not be added)	1.95% of Withdrawal Benefit Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.

•  Withdrawal Benefit Base subject to a maximum limit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

GLWB and GMPB Combo: Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Boost GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

GLWB and GMPB Combo: Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Control GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

DESIGNATED INVESTMENT OPTIONS
If you elect the Income Control GLWB, Flex Income Control GLWB, or a GMAB, your Purchase Payments, if you do not participate in the DCA program, and your entire Contract Value must be allocated to Designated Investment Options only. If you do not comply with this requirement after the Termination Lockout Period, the Income Control GLWB and Flex Income Control GLWB will terminate.
If you elect a GMAB, you cannot transfer your Contract Value to a Subaccount that is not a Designated Investment Option.
The Designated Investment Options are a subset of the available Subaccounts. The current Designated Investment Options are included in an appendix to this prospectus. (See “
APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS.
”)
You may transfer funds among the Designated Investment Options subject to the transfer provisions of your Contract. (See “
Transfers Among the Subaccounts and the Fixed Account
” and “
Restrictions on Frequent Transfers.
”)
If you request a partial withdrawal, you may specify the amount you want withdrawn from each Designated Investment Option. If you do not so specify, we will deduct the total amount you request pro-rata,
from each Designated Investment Option.
We may make new Designated Investment Options available at any time. You may then allocate Purchase Payments or transfer Contract Value to the new Designated Investment Options.
We may add or remove a Designated Investment Option in our sole discretion, including in the event of a fund reorganization, fund substitution, a fund liquidation or merger or to help maintain our ability to provide the guarantees under certain optional living benefit riders. To make an additional Purchase Payment thereafter, you must change your allocation instructions to exclude the closed Designated Investment Option. You may contact us at any time to update your standing allocation instructions, or you may submit new allocation instructions with your additional Purchase Payment. If you do not change your allocation instructions to exclude the closed Designated Investment Option, any additional Purchase Payments will be returned to you.
If a Designated Investment Option is closed to new Purchase Payments and the Contract Value in the closed Designated Investment Option must move to a new Designated Investment Option, we will provide you with reasonable notice (generally 30 calendar days) prior to the effective date of such change. During this time period, you must reallocate your Contract Value from the closed Designated Investment Option to maintain your optional benefits. If you do not timely reallocate your Contract Value from the closed Designated Investment Option to another Designated Investment Option, your rider will terminate.
We will not remove any of the Designated Investment Options during an elected Term, unless the Designated Investment Option is no longer available as a Subaccount. We may make new Designated Investment Options available during a Term. After the Term End Date, we may change the Designated Investment Options in our sole discretion for a successive Term.
We have selected cautious and moderate asset allocation Funds to be the Designated Investment Options. Asset allocation Funds employ investment strategies that are intended to balance investments among equities, bonds and cash equivalents and to reduce the downside exposure of the Funds during market downturns. We limit your investments to the Designated Investment Options because limiting downside exposure during market downturns helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under these optional living benefit riders. At the same time, the balanced investment strategy of the Designated Investment Options during an upside market period could limit market gains in your Contract. The investment objective and policies of the Designated Investment Options may conflict with your investment objectives by reducing the potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether you have a need for optional living benefit riders, and whether the Designated Investment Options are appropriate investments for you.

You should work with your financial professional to determine whether any optional benefits described below in the Optional Living Benefits and Optional Death Benefits sections are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
OPTIONAL LIVING BENEFITS
GLWB BENEFITS
Our GLWB benefits allow you to withdraw a guaranteed amount of money each year, referred to as your Annual Withdrawal Amount or AWA, beginning on your Income Start Date. After the Income Start Date, the AWA payments continue until the death of the GLWB Covered Person if single-life coverage is elected, or until the death of both the GLWB Covered Person and GLWB Joint Covered Person if joint-life coverage is elected. (See “
Spousal Considerations - GLWB
.”) Your right to take withdrawals under a GLWB continues regardless of the investment performance of the Subaccounts, provided that you comply with certain requirements. After your Income Start Date, the amount you can withdraw in any one Contract Year is a percentage range of your Withdrawal Benefit Base, depending on what GLWB benefit you elect, whether single-life or joint-life coverage was elected and, on your age, or the younger spouse’s age in case of joint-life coverage, on the Income Start Date and a
Step-Up,
if any, after the Income Start Date. See Rate Sheet Supplement for the current Lifetime Withdrawal Percentages and Lifetime Withdrawal Adjustment Factors.
To begin your guaranteed income payments, we must receive your election to set your Income Start Date. The Income Start Date cannot be later than the last Valuation Period before the Maximum Annuity Income Date.
For the Flex Income Boost GLWB and Flex Income Control GLWB only
, the Income Start Date cannot be earlier than the first Contract Anniversary following the Election Date.
A GLWB may not be appropriate for all investors. Before purchasing a GLWB, you should carefully consider the following:

A GLWB may be
appropriate
for you if you are an investor that:

•	wants an opportunity for annual income to increase as you grow older.

•	wants a guaranteed stream of income for life without annuitizing, beginning on or after your Income Start Date.

•	wants the option of spousal joint-life coverage.

•	can defer withdrawals during your early Contract Years to increase your benefit in later years.
A GLWB may be
inappropriate
for you if you are an investor that:

•	anticipates the need for Excess Withdrawals or Early Withdrawals.

•	For the Income Control GLWB and Flex Income Control GLWB, wants to allocate to Subaccounts other than Designated Investment Options.

•	wants to make total Purchase Payments in excess of $3 million.

•	wants to allocate to the Fixed Account.
If you cannot determine if the GLWB is appropriate for you when you purchase the Contract, then you can also delay your election of a GLWB until a later date. The Flex Income Boost GLWB and Flex Income Control GLWB are attached to your Contract on the Issue Date. You may then decide to activate one of these GLWB riders. The date the Flex Income Boost GLWB or Flex Income Control GLWB benefits are activated is the Election Date. If activated, the benefit terms and provisions of the Flex Income Boost GLWB and Flex Income Control GLWB will apply beginning on the Election Date. If not activated, none of the benefit terms and provisions of these GLWB riders will apply.

The value of the Withdrawal Benefit Base, Step-Up Benefit Base, Bonus Base and Bonus Withdrawal Base are NOT available for withdrawal, surrender, as a death benefit, or for application to any Annuity Option. The value of these bases impact the dollar amount of your AWA only.
If you elect the Income Control GLWB or Flex Income Control GLWB, we limit your investments to the Designated Investment Options because limiting downside exposure during market downturns helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments when your Contract Value is reduced to zero.
If you elect the Income Boost GLWB, Income Control GLWB, Flex Income Boost GLWB, or Flex Income Control GLWB, you may not voluntarily terminate your GLWB within the Termination Lockout Period, which is currently 5 years. You will be
“locked-in”
to pay the GLWB Fee for this period.
You may elect a GLWB at the Issue Date or Election Date, provided that:

•
(1) all Owners and Annuitants are younger than age 80 on the Issue Date; (2) all Owners and Annuitants are age 45 or older on the Issue Date to elect the Income Boost GLWB; (3) all Owners and Annuitants are age 55 or older on the Issue Date to elect the Income Control GLWB; (4) all Owners and Annuitants are age 45 or older on the Election Date to exercise the Flex Income Boost GLWB; and (5) all Owners and Annuitants are age 55 or older on the Election Date to exercise the Flex Income Control GLWB.

•	you limit the allocation of your Purchase Payments and Contract Value to the Subaccounts (and for Income Control GLWB, and Flex Income Control GLWB to the Designated Investment Options);

•	if another living benefit rider is not in effect;

•
For the Flex Income Boost GLWB or Flex Income Control GLWB, if the Election Date is after the Election Lockout Period, which is currently a one year period; and on the Election Date, the Contract Value is not more than $3 million; and

•
You may not make Purchase Payments that cause your total Purchase Payments to exceed $3 million without our prior approval. Any Purchase Payment you submit which would increase your total Purchase Payments in excess of $3 million without our prior approval will be deemed “not in Good Order” and returned to you.

If you elect the Income Control GLWB OR Flex Income Control GLWB (after the Election Date only), your Contract Value must be invested in the Designated Investment Options at all times while these living benefits are in effect. (See “
Termination of the GLWB
”) The only Subaccounts that currently qualify as Designated Investment Options are listed in APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS.
Under a GLWB, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under “
GLWB Covered Person and Joint GLWB Covered Person
.”
On the Annuity Income Date, you may elect the AWA Settlement Option subject to the conditions described in greater detail under “
Annuitization Under a GLWB.”
Your Withdrawal Benefit Base
The Withdrawal Benefit Base is an amount used to calculate the AWA and the GLWB Fee. Your Withdrawal Benefit Base is determined according to the provisions of the GLWB rider that you select.
For the Income Boost GLWB

•	On the Issue Date, your Withdrawal Benefit Base is equal to the initial Purchase Payment

•	After the Issue Date, the Withdrawal Benefit Base is:

•	increased by any additional Purchase Payments accepted by the Company;

•	increased by any Step-Ups or Bonus Amounts, as described under the “ Step-Up Feature ” and “ Bonus Feature ;”

•	decreased proportionally by any Early Withdrawals you take as described under “ Withdrawals under a GLWB; ” and

•	decreased proportionally by any Excess Withdrawals you take as described under “ Withdrawals under a GLWB .”
After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option.
See the
“
AWA
Settlement
Option.
”
For Income Control GLWB

•	On the Issue Date, your Withdrawal Benefit Base is equal to the initial Purchase Payment.

•	After the Issue Date, the Withdrawal Benefit Base is equal to the greater of :

•	the Bonus Withdrawal Base, as described under the “ Bonus Feature ,” and

•	the Step-Up Withdrawal Base; as described under the “ Step-Up Feature.”
After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option.
See the
“
AWA
Settlement
Option.
”
For Flex Income Boost GLWB

•	On the Election Date, the Withdrawal Benefit Base is equal to the Contract Value.

•	After the Election Date, the Withdrawal Benefit Base is:

•	increased by any additional Purchase Payments accepted by the Company;

•	increased by any Step-Ups or Bonus Amounts, as described under the “ Step-Up Feature” and “Bonus Feature ;”

•	decreased proportionally by any Early Withdrawals you take as described under “ Withdrawals under a GLWB; ” and

•	decreased proportionally by any Excess Withdrawals you take as described under “ Withdrawals under a GLWB .”
After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option.
See the “AWA Settlement Option.”
For Flex Income Control GLWB

•	On the Election Date, the Withdrawal Benefit Base is equal to the Contract Value.

•	After the Election Date, the Withdrawal Benefit Base is equal to the greater of:

•	the Bonus Withdrawal Base, as described under the “ Bonus Feature ,” and

•	the Step-Up Withdrawal Base; as described under the “ Step-Up Feature.”
After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option.
See the “AWA Settlement Option.”
Determining Your AWA
For
Income Boost GLWB and Income Control GLWB, your AWA is equal to your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage.

For the Flex Income Boost GLWB and Flex Income Control GLWB, the AWA is equal to the Withdrawal Benefit Base multiplied by the Adjusted Lifetime Withdrawal Percentage. The Adjusted Lifetime Withdrawal Percentage is calculated as the applicable Lifetime Withdrawal Percentage plus the Lifetime Withdrawal Adjustment Factor (LWAF). The applicable Lifetime Withdrawal Percentage is based on the Covered Person’s age on the Income Start Date and on any subsequent Step-Up Date. If a Step-Up is applied, then the Adjusted Lifetime Withdrawal Percentage may be recalculated based on the Covered Person’s age on the Step-Up Date.
The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e. B-A

Where:

	A	=	The Adjustment Base Rate

	B	=	The Adjustment Election Rate.
The Adjustment Base Rate is the average of the publicly available 10 year Treasury Rate and 30 Year Treasury Rate on the last Business Day of the month prior to the Issue Date. The Adjustment Election Date is the average of the publicly available 10 year Treasury Rate and 30 Year Treasury Rate on the last Business Day of the month prior to the Election Date.
See the Rate Sheet Supplement for your LWAFs.
Your AWA is first determined on your Income Start Date and then on each subsequent Contract Anniversary prior to the Annuity Income Date. The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent
Step-Up.
See Rate Sheet Supplement for the current Lifetime Withdrawal Percentages and LWAFs, depending on the GLWB you elect.
An increase in the Lifetime Withdrawal Percentage due to
Step-Up
may increase your AWA.
If your Withdrawal Benefit Base changes after your AWA is determined, your AWA will also change. The new AWA will be effective on the next Contract Anniversary and, at that time, will reflect any increases, based on additional Purchase Payments and
Step-Ups
during the prior Contract Year and any decreases caused by an Excess Withdrawal (described below) that were taken during the prior Contract Year. The new AWA will be in effect for all subsequent Contract Years, unless and until there is a further change in your Withdrawal Benefit Base.
How a GLWB Works
Beginning on your Income Start Date, you can take withdrawals each Contract Year up to the greater of the AWA and the Protected RMD without reducing the Withdrawal Benefit Base. If, however, your Income Start Date is during the first Contract Year, the portion of any RMD Amount withdrawn prior to the first Contract Anniversary that exceeds your AWA, is an Excess Withdrawal. If you elect the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot select an Income Start Date prior to the Contract Anniversary following the Election Date. See “
Protected RMD Amount
”
and
“
Effect of a Protected RMD Amount Withdrawal
” Even if your Contract Value is reduced to zero (other than as a result of an Early Withdrawal or an Excess Withdrawal), if your Withdrawal Benefit Base is greater than zero, you will receive your AWA every year for the rest of your life.
If you elect an Income Start Date and you take RMD Amount withdrawals greater than the AWA before the first Contract Anniversary, the Withdrawal Benefit Base will be reduced based on the amount that the cumulative withdrawals exceed the AWA. Thereafter, you can take withdrawals each Contract Year totaling up to the greater of your AWA and the Protected RMD Amount without reducing the Withdrawal Benefit Base.

Withdrawals of AWAs and the Protected RMD Amount in any Contract Year will decrease your Contract Value and death benefits under the Contract. AWAs will be withdrawn from your Contract Value first until your Contract Value is reduced to zero. Thereafter, the Company will pay the AWAs to you from its own assets.
Early Withdrawals and Excess Withdrawals may significantly decrease, and even terminate, your benefits under a GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and a GLWB without value. (See “
Withdrawals Under the GLWB
.”)
If you defer taking withdrawals during your early Contract Years, you may potentially take larger withdrawals in later Contract Years. Your AWA is not cumulative: any unused portion of your AWA in any Contract Year expires and cannot be applied to a future Contract Year.
Lifetime payments by us will be made when your Contract Value is depleted. If you take Early Withdrawals or Excess Withdrawals and/or do not satisfy other conditions of the GLWB, the guaranteed benefits of the GLWB will be reduced or eliminated.
You may not allocate any Purchase Payment to the Fixed Account, other than participation in the DCA program, or transfer Contract Value to a Guarantee Period. If you elect Income Control GLWB or activate Flex Income Control GLWB, any transfer of Contract Value or allocation of Purchase Payments other than among Designated Investment Options during the Termination Lockout Period is not permitted. After the Termination Lockout Period, if you allocate any Purchase Payment or Contract Value to any Subaccount that is not a Designated Investment Option, your rider will terminate automatically. (See “
Termination of the GLWB
.”)
Step-Up
Feature and Bonus Feature
The GLWBs provide a
Step-Up
Feature and a Bonus Feature that may increase the Withdrawal Benefit Base as described below.
After the Income Start Date, we will continue to determine eligibility for a
Step-Up
on each Contract Anniversary prior to the Annuity Income Date. The Bonus Feature is not available after the Income Start Date.
Any increase in the Withdrawal Benefit Base is subject to the maximum Withdrawal Benefit Base of $5 million.
For purposes of determining this limit, the Company reserves the right to aggregate the Withdrawal Benefit Base with the withdrawal benefit bases of all other variable annuity contracts owned by you that have been issued by us or our affiliates.
Income Boost GLWB
On each Contract Anniversary and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: (1) the current Contract Value as described under the
“Step-Up
Feature
;” and (2) the current Withdrawal Benefit Base plus any Bonus Amount available under the Bonus Feature, as described under the
“Bonus Feature.”
Flex Income Boost GLWB
On each Contract Anniversary following the Election Date and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: (1) the current Contract Value, as described under the
“
Step-Up
Feature
”
; and (2) the current Withdrawal Benefit Base plus any Bonus Amount, as described under the
“
Bonus
Feature
.
”
Income Control GLWB
On each Contract Anniversary and on the Income Start Date
,
the new Withdrawal Benefit Base is the greater of:
a)	the Bonus Withdrawal Base, as described under the “ Bonus Feature ,” and
b)	the Step-Up Withdrawal Base; as described under the “ Step-Up Feature.”

Flex Income Control GLWB
On each Contract Anniversary following the Election Date and on the Income Start Date, the new Withdrawal Benefit Base is the greater of:
a)	the Bonus Withdrawal Base, as described under the “ Bonus Feature ,” and
b)	the Step-Up Withdrawal Base; as described under the “ Step-Up Feature.”
Step-Up
Feature
A
Step-Up
may increase the Withdrawal Benefit Base. A
Step-Up
is calculated on each Contract Anniversary prior to the Annuity Income Date and on the Income Start Date.
Income Boost GLWB
Unless the Owner has declined a GLWB Fee Rate increase, on each Contract Anniversary prior to the Annuity Income Date and on the Income Start Date, a
Step-Up
will be applied if the Contract Value is higher than the sum of the current Withdrawal Benefit Base and the Bonus Amount, if any. If the
Step-Up
is applied, the Withdrawal Benefit Base will be increased to equal the Contract Value.
If a
Step-Up
is applied during the Bonus Extension Period, then a new Bonus Period of ten years will start on the
Step-Up
Date, with a Bonus Base equal to the new Withdrawal Benefit Base.
Flex Income Boost GLWB
On each Contract Anniversary after the Election Date and prior to the Annuity Income Date and on the Income Start Date, a
Step-Up
will be applied if the Contract Value is higher than the sum of the current Withdrawal Benefit Base and the Bonus Amount, if any. If the
Step-Up
is applied, the Withdrawal Benefit Base will be increased to the Contract Value.
If a
Step-Up
is applied during the Bonus Extension Period, then a new Bonus Period will start on the
Step-Up
Date, with a Bonus Base equal to the new Withdrawal Benefit Base.
Income Control GLWB
On each day after the Issue Date, the
Step-Up
Withdrawal Base will equal:

•	The Step-Up Withdrawal Base last determined;

•	Increased by the amount of any Purchase Payments applied on that day;

•	Decreased proportionately for any Early Withdrawals or Excess Withdrawals processed on that day; and

•	Increased by the amount of any Step-Up that occurs on that day.
In addition, on the last day of the Bonus Period, if the Bonus Withdrawal Base is greater than the
Step-Up
Withdrawal Base, the
Step-Up
Withdrawal Base will be increased to equal the Bonus Withdrawal Base.
Unless the Owner has declined a GLWB Fee Rate increase, which will result in no future
Step-Ups,
on each Contract Anniversary prior to the Annuity Income Date and on the Income Start Date, we will determine if a
Step-Up
is applicable by comparing the
Step-Up
Withdrawal Base to the Contract Value. If the Contract Value is greater, a
Step-Up
will be applied.
If the Owner declines a GLWB Fee Rate increase, which will result in no future
Step-Ups,
the
Step-Up
Withdrawal Base will no longer be increased by
Step-Ups.
However, the
Step-Up
Withdrawal Base will continue to be calculated for the purpose of determining the Withdrawal Benefit Base.
Flex Income Control GLWB
On each day after the Election Date, the
Step-Up
Withdrawal Base will equal:

•	The Step-Up Withdrawal Base last determined;

•	Increased by the amount of any Purchase Payments applied on that day;

•	Decreased proportionately for any Early Withdrawals or Excess Withdrawals processed on that day; and

•	Increased by the amount of any Step-Up that occurs on that day.
In addition, on the last day of the Bonus Period, if the Bonus Withdrawal Base is greater than the
Step-Up
Withdrawal Base, the
Step-Up
Withdrawal Base will be increased to equal the Bonus Withdrawal Base.
Unless the Owner has declined a GLWB Fee Rate increase, which will result in no future
Step-Ups,
on each Contract Anniversary following the Election Date and prior to the Annuity Income Date and on the Income Start Date, we will determine if a
Step-Up
is applicable by comparing the
Step-Up
Withdrawal Base to the Contract Value. If the Contract Value is greater, a
Step-Up
will be applied.
If the Owner declines a GLWB Fee Rate increase, which will result in no future
Step-Ups,
the
Step-Up
Withdrawal Base will no longer be increased by
Step-Ups.
However, the
Step-Up
Withdrawal Base will continue to be calculated for the purpose of determining the Withdrawal Benefit Base.
After the Income Start Date
If the Income Start Date is not a Contract Anniversary, on the Income Start Date we will compare the current Withdrawal Benefit Base to the Contract Value
. For the Income Boost GLWB, and Flex Income Boost GLWB
, the Withdrawal Benefit Base will then be adjusted to equal the Contract Value, if higher. During any Bonus Period, the new Withdrawal Benefit Base will be the higher of: a) the Contract Value; or b) the current Withdrawal Benefit Base plus a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary.
For the Income Control GLWB and Flex Income Control GLWB
, on the Income Start Date, the
Step-Up
Withdrawal Base will be adjusted to equal the Contract Value, if higher. During any Bonus Period, the new Bonus Withdrawal Base will be increased by a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary. The Withdrawal Benefit Base will be equal to the higher of: a) the
Step-Up
Withdrawal Base; and b) the Bonus Withdrawal Base.
A GLWB will continue to be eligible for
Step-Ups
after the Income Start Date on each Contract Anniversary prior to the Annuity Income Date. Any Bonus Period will end on the Income Start Date.
When a
Step-Up
occurs, your Lifetime Withdrawal Percentage will increase if your age at the time of the
Step-Up
coincides with a higher Lifetime Withdrawal Percentage as shown in the table under “
Determining Your AWA.”
GLWB Fee Rate Increase After the GLWB Fee Rate Lock Period
We reserve the right to increase the annual GLWB Fee Rate after the GLWB Fee Rate Lock Period. If the Company increases the GLWB Fee Rate, then we will send notice to you no less than 60 days prior to the next Contract Anniversary. Prior to that Contract Anniversary, the Owner may decline the GLWB Fee Rate increase and no additional
Step-Ups
will be permitted in the future. If we receive such election prior to that Contract Anniversary, the GLWB Fee Rate will not change and the
Step-Up
Feature will be terminated. If we do not receive such election prior to that Contract Anniversary, the increased GLWB Fee Rate will take effect beginning on the next Contract Anniversary when a
Step-Up
occurs resulting in an increase to the Withdrawal Benefit Base.
Bonus Feature
Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. Unless terminated earlier, the Bonus Feature terminates automatically on the Income Start Date, after the calculation of any Bonus Amount.
For the Flex Income Boost GLWB and Flex Income Control GLWB, the Bonus Feature applies after the Election Date until the end of the Bonus Period.
Income Boost GLWB
The Bonus Period is measured from the Issue Date or the last
Step-Up
Date during the Bonus Extension Period.

On each Contract Anniversary during the Bonus Period and on the Income Start Date if the Income Start Date is during the Bonus Period, the Withdrawal Benefit Base will increase by the Bonus Amount, as calculated below, if the sum of the current Withdrawal Benefit Base and the Bonus Amount is higher than the Contract Value.
Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On a Contract Anniversary, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary.
On the Issue Date, the Bonus Base is equal to the Withdrawal Benefit Base. After the Issue Date and during the Bonus Period, the Bonus Base is:

•	increased by any additional Purchase Payments;

•	decreased proportionally by any Early Withdrawals; and

•	increased to equal the Withdrawal Benefit Base immediately after a Step-Up is applied.
Flex Income Boost GLWB
The Bonus Period is measured from the first Contract Anniversary after the Election Date or the last
Step-Up
Date during the Bonus Extension Period.
On each Contract Anniversary during the Bonus Period and on the Income Start Date if the Income Start Date is during the Bonus Period, the Withdrawal Benefit Base will increase by the Bonus Amount, as calculated below, if the sum of the current Withdrawal Benefit Base and the Bonus Amount is higher than the Contract Value.
Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On the first Contract Anniversary following the Election Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the Election Date. On each subsequent Contract Anniversary during a Bonus Period, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary.
On the Election Date, the Bonus Base is equal to the Withdrawal Benefit Base. After the Election Date and until the end of the Bonus Period, the Bonus Base is:

•	increased by any additional Purchase Payments;

•	decreased proportionally by any Early Withdrawals; and

•	increased to equal the Withdrawal Benefit Base immediately after a Step-Up is applied.
Income Control GLWB
The Bonus Period is measured from the Issue Date.
On the Issue Date, the Bonus Withdrawal Base is equal to the initial Purchase Payments. On each day thereafter, until the end of the Bonus Period, the Bonus Withdrawal Base will equal:

•	The Bonus Withdrawal Base last determined;

•	Increased by the amount of any Purchase Payments applied on that day;

•	Decreased proportionately for any Early Withdrawals processed on that day; and

•	Increased by any Bonus Amount calculated on that day.
Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On a Contract Anniversary, the Bonus Amount will be equal to the

Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount will be equal to the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary.
On the Issue Date, the Bonus Base is equal to the initial Purchase Payment. On each day thereafter, until the end of the Bonus Period, the Bonus Base will equal:

•	The Bonus Base last determined;

•	increased by the amount of any Purchase Payments applied on that day; and

•	decreased by the amount of any Early Withdrawals processed on that day.
Flex Income Control GLWB
The Bonus Period is measured from the first Contract Anniversary following the Election Date.
On the Election Date, the Bonus Withdrawal Base is equal to the Contract Value on that date. On each day thereafter, until the end of the Bonus Period, the Bonus Withdrawal Base will equal:

•	The Bonus Withdrawal Base last determined;

•	Increased by the amount of any Purchase Payments applied on that day;

•	Decreased proportionately for any Early Withdrawals processed on that day; and

•	Increased by any Bonus Amount calculated on that day.
Bonus Amounts are calculated on each Contract Anniversary during the Bonus Period and on the Income Start Date, if the Income Start Date is during the Bonus Period. On the first Contract Anniversary following the Election Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate prorated to reflect the number of days elapsed since the Election Date. On each subsequent Contract Anniversary during a Bonus Period, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate. On the Income Start Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary.
On the Election Date, the Bonus Base is equal to the Contract Value on that date. On each day thereafter, until the end of the Bonus Period, the Bonus Base will equal:

•	The Bonus Base last determined;

•	increased by the amount of any Purchase Payments applied on that day; and

•	decreased by the amount of any Early Withdrawals processed on that day.
Example of How Income Boost GLWB Works
This example is also applicable to the Flex Income Boost GLWB as of the Election Date.
Assume the following:

•	You are age 65 when your Contract is issued with a Purchase Payment of $100,000

•	Your Withdrawal Benefit Base and your Bonus Base are equal to your initial Purc hase Payment of $100,000.

•	Your Bonus Period and Bonus Extension Period are 10 years and your Bonus Rate is 7.25%.

•	On or after your Income Start Date, you can withdraw your AWA each Contract Year without reducing your Withdrawal Benefit Base.

•
The investment performance of your Subaccounts equals or offsets Contract expenses, i.e., your Contract Value remains constant throughout the life of your Contract, except for Contract Year 2 and 14 (explained below).

•	During the Bonus Period, your Withdrawal Benefit Base will increase by your Bonus Amount each Contract Year that the Contract Value is less than the Withdrawal Benefit Base plus the Bonus Amount.

•
Your Contract Value has grown to $125,000 by the beginning of Contract Year 3 due to positive investment performance of the Subaccounts. Your Contract is therefore eligible for an automatic
Step-Up
of its Withdrawal Benefit Base and Bonus Base on your 2
nd
Contract Anniversary.

•
The GLWB Fee Rate has not increased and therefore an automatic
Step-Up
will be applied to increase your Withdrawal Benefit Base and your Bonus Base to $125,000. Your new Bonus Base will be $125,000, and your Bonus Period will now end on your 12 th
 Contract Anniversary (
i.e.,
10 years after the
Step-Up).

•	No Bonus Amount is applied in Contract Years 13 and beyond because it is more than 10 years since the last Step-Up.

•
Your Contract Value has grown to $225,000 by the beginning of Contract Year 15 due to positive investment performance of the Subaccounts in Contract Year 14. Your Contract is eligible for an automatic
Step-Up
of its Withdrawal Benefit Base to $225,000 on your 14
th
Contract Anniversary. Because it is after the Bonus Extension Period, no new Bonus Period will begin.

•
You select your Income Start Date at age 83 on the first day of Contract Year 18 and you elect single-life coverage. Your Lifetime Withdrawal Percentage is 5.80%. Your AWA will be 5.80% of your Withdrawal Benefit Base. (If you selected joint-life coverage the numbers shown in the example could be different)

•
On the Income Start Date, your AWA is calculated by multiplying your Withdrawal Benefit Base by your Lifetime Withdrawal Percentage: $225,000 x 5.80%. Your AWA is $13,050. You can withdraw $13,050 each Contract Year after the Income Start Date without reducing your Withdrawal Benefit Base.

Your Income Start Date will depend upon your own situation. You should discuss your GLWB with your financial professional.
All values shown are as of the beginning of the Contract Year.

Contract Year	Contract Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	n/a	$0
2	$100,000	$107,250	$100,000	n/a	$0
3	$125,000	$125,000	$125,000	n/a	$0
4	$125,000	$134,063	$125,000	n/a	$0
5	$125,000	$143,125	$125,000	n/a	$0
6	$125,000	$152,188	$125,000	n/a	$0
7	$125,000	$161,250	$125,000	n/a	$0
8	$125,000	$170,313	$125,000	n/a	$0
9	$125,000	$179,375	$125,000	n/a	$0
10	$125,000	$188,438	$125,000	n/a	$0
11	$125,000	$197,500	$125,000	n/a	$0
12	$125,000	$206,563	$125,000	n/a	$0
13	$125,000	$215,625	n/a	n/a	$0
14	$125,000	$215,625	n/a	n/a	$0
15	$225,000	$225,000	n/a	n/a	$0
16	$225,000	$225,000	n/a	n/a	$0
17	$225,000	$225,000	n/a	n/a	$0
18	$225,000	$225,000	n/a	$13,050	$13,050
19	$211,950	$225,000	n/a	$13,050	$13,050
20	$198,900	$225,000	n/a	$13,050	$13,050
21	$185,850	$225,000	n/a	$13,050	$13,050
22	$172,800	$225,000	n/a	$13,050	$13,050

If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers in the above example would be different.
Delaying the Income Start Date has the potential to increase the future AWA due to the Bonus Amounts applied to the Withdrawal Benefit Base during the Bonus Period and the potential for a
Step-up.
Once you start taking your AWA, any unused portion of your AWA in any Contract Year will not carry over to subsequent Contract Years.
The total amount paid under the GLWB will depend upon the Income Start Date, the age of the GLWB Covered Person(s) on the Income Start Date, the investment performance of the Subaccounts and how long the GLWB Covered Person(s) live(s).
Example of How Income Control GLWB Works
This example is also applicable to the Flex Income Control GLWB as of the Election Date.
Assume the following:

•	You are age 65 when your Contract is issued with a Purchase Payment of $100,000

•	Your Withdrawal Benefit Base, Step-Up Withdrawal Base, Bonus Withdrawal Base, and Bonus Base are equal to your initial Purchase Payment of $100,000.

•	Your Bonus Period is 10 years and your Bonus Rate is 7.25%.

•	On your Income Start Date, you can withdraw your AWA each Contract Year without reducing your Withdrawal Benefit Base on or after the Income Start Date.

•
The investment performance of your Designated Investment Options equals or offsets Contract expenses, i.e., your Contract Value remains constant throughout the life of your Contract, except for Contract Year 2 and 14 (explained below).

•	During the Bonus Period, your Bonus Withdrawal Base will increase by your Bonus Amount each Contract Year in the Bonus Period.

•
Your Contract Value has grown to $125,000 by the beginning of Contract Year 3 due to positive investment performance of the Designated Investment Options. This is greater than your previous
Step-Up
Withdrawal Base. Therefore, your
Step-Up
Withdrawal Base increases to the Contract Value of $125,000. Because your
Step-Up
Withdrawal Base is greater than your Bonus Withdrawal Base, your Withdrawal Benefit Base also increases to $125,000 on the 2 nd
Contract Anniversary.

•
At the end of year 10 the Bonus Period ends. Since the
Step-Up
Withdrawal Base is lower than the Bonus Withdrawal Base, the
Step-Up
Withdrawal Base increases to equal the Bonus Withdrawal Base. Beginning in year 11 and thereafter, the Bonus Withdrawal Base and Bonus Base are zero and will not increase thereafter.

•
Your Contract Value has grown to $225,000 by the beginning of Contract Year 15 due to positive investment performance of the Designated Investment Options in Contract Year 14. This is greater than your previous
Step-Up
Withdrawal Base. Therefore, your
Step-Up
Withdrawal Base increases to the Contract Value of $225,000. Since this is after the Bonus Period, the Withdrawal Benefit Base will be equal also increases to $225,000 on the 14 th
Contract Anniversary .

•
You select your Income Start Date at age 83 on the first day of Contract Year 18 and you elect single-life coverage. Your Lifetime Withdrawal Percentage is 6.6%. Your AWA will be 6.6% of your Withdrawal Benefit Base. (If you selected joint-life coverage the numbers shown in the example could be different)

•
On the Income Start Date, your AWA is calculated by multiplying your Withdrawal Benefit Base by your Lifetime Withdrawal Percentage: $225,000 x 6.6%. Your AWA is $14,850. You can withdraw $14,850 each Contract Year after the Income Start Date without reducing your Withdrawal Benefit Base.

Your Income Start Date will depend upon your own situation. You should discuss your GLWB with your financial professional.

All values shown are as of the beginning of the Contract Year.

Contract Year	Contract Value	Bonus Base	Bonus Withdrawal Base	Step-Up Withdrawal Base	Withdrawal Benefit Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	$100,000	$100,000	n/a	$0
2	$100,000	$100,000	$107,250	$100,000	$107,250	n/a	$0
3	$125,000	$100,000	$114,500	$125,000	$125,000	n/a	$0
4	$125,000	$100,000	$121,750	$125,000	$125,000	n/a	$0
5	$125,000	$100,000	$129,000	$125,000	$129,000	n/a	$0
6	$125,000	$100,000	$136,250	$125,000	$136,250	n/a	$0
7	$125,000	$100,000	$143,500	$125,000	$143,500	n/a	$0
8	$125,000	$100,000	$150,750	$125,000	$150,750	n/a	$0
9	$125,000	$100,000	$158,000	$125,000	$158,000	n/a	$0
10	$125,000	$100,000	$165,250	$125,000	$165,250	n/a	$0
11	$125,000	$0	$0	$172,500	$172,500	n/a	$0
12	$125,000	$0	$0	$172,500	$172,500	n/a	$0
13	$125,000	$0	$0	$172,500	$172,500	n/a	$0
14	$125,000	$0	$0	$172,500	$172,500	n/a	$0
15	$225,000	$0	$0	$225,000	$225,000	n/a	$0
16	$225,000	$0	$0	$225,000	$225,000	n/a	$0
17	$225,000	$0	$0	$225,000	$225,000	n/a	$0
18	$225,000	$0	$0	$225,000	$225,000	$14,850	$14,850
19	$210,150	$0	$0	$225,000	$225,000	$14,850	$14,850
20	$195,300	$0	$0	$225,000	$225,000	$14,850	$14,850
21	$180,450	$0	$0	$225,000	$225,000	$14,850	$14,850
22	$165,600	$0	$0	$225,000	$225,000	$14,850	$14,850
If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers in the above example would be different.
Delaying the Income Start Date has the potential to increase the future AWA due to the Bonus Amounts applied to the Bonus Withdrawal Base during the Bonus Period and the potential for a
Step-Up
applied to your
Step-Up
Withdrawal Base. Once you start taking your AWA, any unused portion of your AWA in any Contract Year will not carry over to subsequent Contract Years.
The total amount paid under the GLWB will depend upon the Income Start Date, the age of the GLWB Covered Person(s) on the Income Start Date, the investment performance of the Designated Investment Options and how long the GLWB Covered Person(s) live(s).
Withdrawals Under a GLWB
While a GLWB is in effect, you may choose which Subaccounts or Designated Investment Options from which a partial withdrawal will be deducted. If you do not choose, your partial withdrawal will be deducted pro rata from each Subaccount to which the Contract Value is allocated on the effective date of the withdrawal.
Withdrawals On or After the Income Start Date
If you elect your Income Start Date before the first Contract Anniversary, you may take withdrawals up to your AWA during the first Contract Year, which will not reduce the Withdrawal Benefit Base.
Starting on and after the first Contract Anniversary and the Income Start Date and continuing to your Annuity Income Date, you may take withdrawals totaling up to the greater of your AWA or the Protected RMD Amount (applicable after the first Contract Anniversary) in any Contract Year without reducing your Withdrawal Benefit Base for a

Qualified Contract. Starting on and after the first Contract Anniversary and the Income Start Date and continuing up to your Annuity Income Date, you may take withdrawals up to the AWA in any Contract Year without reducing your Withdrawal Benefit Base for a
Non-Qualified
Contract. These withdrawals will reduce your Contract Value by the dollar amount of the withdrawal but will not change your Withdrawal Benefit Base. Withdrawals in any Contract Year are subject to a Withdrawal Charge only to the extent they are in excess of the greatest
of:

•	your Protected RMD Amount (subject to conditions discussed under “ Tax Issues Under the GLWB ”); and

•	your AWA.
Protected RMD Amount

Starting on and after the first Contract Anniversary and the Income Start Date, the RMD Amount is equal to the Protected RMD Amount. If you request an RMD Amount before the first Contract Anniversary and the Income Start Date, the RMD Amount is an Early Withdrawal. You should consult with your financial professional to determine whether it is appropriate for you to withdraw the RMD Amount before you elect the Income Start Date.
The RMD Amount is the required minimum distribution amount, if any, that must be distributed related to the Contract Value for the current calendar year under section 401(a)(9) of the Code or other provisions of federal tax law. Because the RMD Amount used in the calculation of the Protected RMD Amount is based on calendar years rather than Contract Years, the Protected RMD Amount is calculated twice each Contract Year after the first Contract Anniversary and after the Income Start Date.
On the first day of each Contract Year, the Protected RMD Amount is equal to the RMD Amount calculated for that calendar year, reduced by any prior withdrawals taken during the same calendar year. On January 1st of each Contract Year, the Protected RMD Amount will increase to the RMD Amount calculated for the new calendar year if such amount is greater than the previously calculated Protected RMD Amount. If the RMD Amount calculated for the new calendar year is less than the previously calculated Protected RMD Amount, the Protected RMD Amount will not change.
Effect of a Protected RMD Amount Withdrawal
For a Qualified Contract with a Contract Value greater than zero, the amount that may be withdrawn, on and after the first Contract Anniversary and the Income Start Date, without reducing the Withdrawal Benefit Base is the greater of:

•	the AWA, reduced by any prior withdrawals taken during the same Contract Year; and

•	the Protected RMD Amount at the time of the withdrawal, reduced by any prior withdrawals taken during the same Contract Year.
Excess Withdrawals
On and after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the higher of the AWA and the Protected RMD Amount (applicable after the first Contract Anniversary) in any Contract Year for a Qualified Contract. On and after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the AWA for a
Non-Qualified
Contract. Your Withdrawal Benefit Base and your AWA for each subsequent Contract Year will be reduced by an Excess Withdrawal.
Excess Withdrawals could reduce your Withdrawal Benefit Base by more than the dollar amount of the Excess Withdrawals.
For the Income Boost GLWB and Flex Income Boost GLWB
, if you take an Excess Withdrawal, your Withdrawal Benefit Base will be reduced according to the following formula:

Your new Withdrawal Benefit Base	=	A x	(1 - (B/C))

Where:

	A	=	Your Withdrawal Benefit Base before the Excess Withdrawal,

	B	=	The amount of the Excess Withdrawal, including any Withdrawal Charge.

	C	=	Your Contract Value immediately prior to the Excess Withdrawal.
For the Income Control GLWB and Flex Income Control GLWB
, the Excess Withdrawal will reduce the
Step-Up
Withdrawal Base such that the
Step-Up
Withdrawal Base after the Excess Withdrawal is equal to:
A x (1 – (B/C))
Where:

•	A is the Step-Up Withdrawal Base before the Excess Withdrawal;

•	B is the amount of the Excess Withdrawal including any Withdrawal Charges; and

•	C is the Contract Value before the Excess Withdrawal.
Excess Withdrawal Examples
Income Boost GLWB
This example is also applicable to the Flex Income Boost GLWB.
If you take an Excess Withdrawal, your Withdrawal Benefit Base will be reduced according to the following formula:

Your new Withdrawal Benefit Base	=	A x	(1 - (B/C))

Where:

	A	=	Your Withdrawal Benefit Base before the Excess Withdrawal.

	B	=	The amount of the Excess Withdrawal, including any Withdrawal Charge.

	C	=	Your Contract Value immediately prior to the Excess Withdrawal.
Assuming the facts in the example above except for as follows:

•	You take two withdrawals in Contract Year 18: a $10,000 withdrawal and then an $8,000 withdrawal.

•	Your first withdrawal reduces your Contract Value to $215,000. It does not reduce your Withdrawal Benefit Base because it is not in excess of your AWA.

•
Your second withdrawal (when combined with the first) is in excess of $12,375, which is the AWA. The amount of the Excess Withdrawal is $5,625
($18,000-$12,375=
$5,625). The portion of the second withdrawal that is not excess is $2,375 ($12,375 - $10,000). The contract value after the portion of the second withdrawal that is not excess is taken is $212,625 ($215,000 - $2,375).

After your second withdrawal, your Withdrawal Benefit Base will be reduced as follows:

Your New Withdrawal Benefit Base	=	$225,000	x	(1 - $5,625/$212,625)
	=	$225,000	x	(1 - 0.02646)
	=	$225,000	x	(0.97354)
	=	$219,047
Beginning on your Contract Anniversary and going forward, your new AWA will be reduced to 5.50% of your new Withdrawal Benefit Base, or $12,048.

You should be aware that if your Contract Value is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base will be reduced by an amount greater than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and benefits thereunder.
Income Control GLWB
This example is also applicable to the Flex Income Control GLWB.
If you take an Excess Withdrawal, your
Step-Up
Withdrawal Base will be reduced according to the following formula:
Your new
Step-Up
Withdrawal Base = A x (1 – (B/C))

Where:

	A	=	Your Step-Up Withdrawal Base before the Excess Withdrawal.

	B	=	The amount of the Excess Withdrawal, including any Withdrawal Charge.

	C	=	Your Contract Value immediately prior to the Excess Withdrawal.
Assuming the facts in the example above except for as follows:

•	You take two withdrawals in Contract Year 18: a $10,000 withdrawal and then an $8,000 withdrawal.

•	Your first withdrawal reduces your Contract Value to $215,000. It does not reduce your Step-Up Withdrawal Base because it is not in excess of your AWA.

•
Your second withdrawal (when combined with the first) is in excess of $13,500, which is the AWA. The amount of the Excess Withdrawal is $4,500
($18,000-$13,500
= $4,500). The portion of the second withdrawal that is not excess is $3,500 ($13,500 - $10,000). The contract value after the portion of the second withdrawal that is not excess is taken is $211,500 ($215,000 - $3,500).

After your second withdrawal, your
Step-Up
Withdrawal Base will be reduced as follows:

Your New Step-Up Withdrawal Base	=	$225,000	x	(1 - $4,500/$211,500)
	=	$225,000	x	(1 - 0.02128)
	=	$225,000	x	(0.97872)
	=	$220,213
After the Income Start Date your Withdrawal Benefit Base will be equal to your
Step-Up
Withdrawal Base. Therefore, your new Withdrawal Benefit Base also equals $220,213.
Beginning on your Contract Anniversary and going forward, your new AWA will be reduced to 6.0% of your new Withdrawal Benefit Base, or $13,213.
You should be aware that if your Contract Value is less than the
Step-Up
Withdrawal Base at the time an Excess Withdrawal is taken (as in the above example), then your
Step-Up
Withdrawal Base will be reduced by an amount greater than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and benefits thereunder.
Early Withdrawals
Before the Income Start Date (and after the Election Date for Flex Income Boost GLWB and Flex Income Control GLWB), any withdrawals, including RMD withdrawals and Free Withdrawal Amounts, are Early Withdrawals in any Contract Year. Accordingly, the Withdrawal Benefit Base, Bonus Base,
Step-Up
Withdrawal Base (if applicable) and Bonus Withdrawal Base (if applicable) will be reduced by Early Withdrawals.

For the Income Boost GLWB and Flex Income Boost GLWB, your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals using the following formula:

Your new Bonus Base	=	A x	(1 – (B/C))

Your new Withdrawal Benefit Base	=	A x	(1 – (B/C))

Where:

	A	=	Your Bonus Base or Withdrawal Benefit Base before the Early Withdrawal.

	B	=	The amount of the Early Withdrawal, including any Withdrawal charge.

	C	=	Your Contract Value before the Early Withdrawal.
For the Income Control GLWB and Flex Income Control GLWB, when an Early Withdrawal is taken, the Bonus Withdrawal Base and
Step-Up
Withdrawal Base will each be reduced in the same proportion as the amount withdrawn, including any Withdrawal Charges, reduces the Contract Value. Your Bonus Withdrawal Base and your
Step-Up
Withdrawal Base will be reduced by Early Withdrawals using the following formula:

Your new Bonus Withdrawal Base	=	A x	(1 – (B/C))

Your new Step-Up Withdrawal Base	=	A x	(1 – (B/C))
Where:

•	A is your Bonus Withdrawal Base or Step-Up Withdrawal Base before the Early Withdrawal;

•	B is the amount of the Early Withdrawal including any Withdrawal Charges; and

•	C is the Contract Value before the Early Withdrawal.
For the Income Control GLWB and Flex Income Control GLWB
,
when an Early Withdrawal is taken, the Bonus Base will be reduced by the amount withdrawn, including any Withdrawal Charges.
If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers shown in the Early Withdrawal examples below would be different.
Early Withdrawals could reduce your Withdrawal Benefit Base, GLWB Withdrawal Base, and the Bonus Withdrawal Base by more than the dollar amount of the Early Withdrawals.
Early Withdrawals could severely reduce, and even terminate, your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and all benefits thereunder.
In addition to reducing your benefits under the GLWB, any withdrawal before you reach age 59
1
/
2
could result in adverse state and federal tax consequences. You should consult a qualified tax professional for more information.
Early Withdrawal Examples
Before the Income Start Date, any withdrawals, including RMD withdrawals and Free Withdrawal Amounts, are Early Withdrawals in any Contract Year. Accordingly, your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals.
For Income Boost GLWB and Flex Income Boost GLWB, your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals using the following formula:

Your new Bonus Base	=	A x	(1 – (B/C))
Your new Withdrawal Benefit Base	=	A x	(1 – (B/C))

Where:

	A	=	Your Bonus Base or Withdrawal Benefit Base before the Early Withdrawal.

	B	=	The amount of the Early Withdrawal, including any Withdrawal Charge

	C	=	Your Contract Value immediately prior to the Excess Withdrawal.
Using the facts of the above example for Income Boost GLWB
, except that in Contract Year 9, your Contract Value is $125,000 and you withdraw $10,000. This withdrawal is an Early Withdrawal under the GLWB. This Early Withdrawal reduces your Withdrawal Benefit Base and Bonus Base, if applicable, as follows:

Your New Bonus Base =	=	$125,000	x	(1 - $10,000/$125,000)
	=	$125,000	x	(1 - 0.08)
	=	$125,000	x	(0.92)
	=	$115,000
Your New Withdrawal Benefit Base =	=	$170,000	x	(1 - $10,000/$125,000)
	=	$170,000	x	(1 - 0.08)
	=	$170,000	x	(0.92)
	=	$156,400
In the above example, your AWA is not payable because you have not elected your Income Start Date.
For Income Control GLWB and Flex Income Control GLWB, your Bonus Withdrawal Base and your
Step-Up
Withdrawal Base will be reduced by Early Withdrawals using the following formula:

Your new Bonus Withdrawal Base	=	A x	(1 – (B/C))
Your new Step-Up Withdrawal Base	=	A x	(1 – (B/C))

Where:

	A	=	Your Bonus Withdrawal Base or Step-Up Withdrawal Base before the Early Withdrawal.

	B	=	The amount of the Early Withdrawal, including any Withdrawal Charge

	C	=	Your Contract Value immediately prior to the Early Withdrawal.
Using the facts of the above example for Income Control GLWB, except that in Contract Year 9, your Contract Value is $125,000 and you withdraw $10,000. This withdrawal is an Early Withdrawal under the GLWB. This Early Withdrawal reduces your Bonus Withdrawal Base and
Step-Up
Withdrawal Base, if applicable, as follows:

Your New Bonus Withdrawal Base =	=	$156,000	x	(1 - $10,000/$125,000)
	=	$156,000	x	(1 - 0.08)
	=	$156,000	x	(0.92)
	=	$143,520
Your New Step-Up Withdrawal Base =	=	$125,000	x	(1 - $10,000/$125,000)
	=	$125,000	x	(1 - 0.08)
	=	$125,000	x	(0.92)
	=	$115,000
Your Withdrawal Benefit Base is equal to the greater of the Bonus Withdrawal Base and
Step-Up
Withdrawal Base. Therefore, your new Withdrawal Benefit Base is $143,520.
In the above example, your AWA is not payable because you have not elected your Income Start Date.
If a different Bonus Rate applied, the numbers shown in the above examples would be different.

Depleting Your Contract Value
If your Contract Value is reduced to zero immediately following an Early Withdrawal or an Excess Withdrawal, then your Withdrawal Benefit Base and the Bonus Base will each also be reduced to zero and your Contract and all benefits thereunder will terminate.
After the Election Date, regardless of your age on the day the Contract Value is reduced to zero, the GLWB Covered Person or the surviving GLWB Covered Person will be entitled to receive the AWA each year under the AWA settlement option.
GLWB Fee
The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter (after the Election Date for Flex Income Boost GLWB and Flex Income Control GLWB) The GLWB Fee is calculated by dividing the annual GLWB Fee Rate by four and then multiplying by the Withdrawal Benefit Base. See Rate Sheet Supplement for current rates. The GLWB Fee will not exceed the maximum annual GLWB Fee Rate of 2.50% (0.625% quarterly). On the last day of the final Contract Quarter in any Contract Year, the Withdrawal Benefit Base for the purpose of calculating the GLWB Fee will not include any
Step-Up
or Bonus Amount that is added to the Withdrawal Benefit Base on the Contract Anniversary, unless such Contract Anniversary is also the Income Start Date. The GLWB Fee is deducted pro-rata
from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter.
For the Flex Income Boost GLWB and Flex Income Control GLWB
, the initial GLWB Fee Rate cannot increase prior to the end of the GLWB Rate Fee Lock Period, which is currently two years, from the Election Date. Thereafter, the GLWB Fee Rate can increase up to the maximum annual GLWB Fee Rate of 2.50%.
The Company reserves the right to increase the annual GLWB Fee Rate up to the maximum annual GLWB Fee Rate.
You cannot voluntarily terminate your benefit during the Termination Lockout Period.
Your GLWB Fee will not change during a Contract Year, unless you take one of the following specific actions:

•
If you make additional Purchase Payments during the Contract Year, you will increase your Withdrawal Benefit Base and thus your GLWB Fee, because your GLWB Fee is calculated as a percentage of your Withdrawal Benefit Base.

•
If you make an Early Withdrawal or an Excess Withdrawal, you will decrease your Withdrawal Benefit Base and thus your GLWB Fee, because your GLWB Fee is calculated as a percentage of your Withdrawal Benefit Base.

•
If the Income Start Date is the same day as the Contract Anniversary, this may increase your Withdrawal Benefit Base for a
Step-Up
or Bonus Amount and then your GLWB Fee may also increase, since it is calculated as a percentage of your Withdrawal Benefit Base.

We will continue to deduct the GLWB Fee until the earliest of your Annuity Income Date, the date on which your Contract Value reduces to zero, or your GLWB is terminated. (See “
Termination of a GLWB
.”)
GLWB Covered Person and Joint GLWB Covered Person
Eligibility to be the GLWB Covered Person or Joint GLWB Covered Person and elect joint-life coverage is based on the Contract’s ownership on the Income Start Date.
An Owner that is not a natural person must name an Annuitant as the GLWB Covered Person for single-life coverage. To elect joint-life coverage if an Owner is not a natural person:

•	The Annuitant(s) must be the GLWB Covered Person or the Joint GLWB Covered Person;

•	The GLWB Covered Person and the Joint GLWB Covered Person must be spouses recognized as such under federal tax laws;

•	The GLWB Covered Person will be the younger of the spouses; and

•	The Annuitant’s spouse must be the sole Beneficiary under the Contract.
An individual Owner, who is a natural person, must also be the GLWB Covered Person if he or she elects single-life coverage.
If an individual Owner, who is a natural person, elects joint-life coverage:

•	The GLWB Covered Person and the Joint GLWB Covered Person must be spouses recognized as such under federal tax laws;

•	The Owner must be either the GLWB Covered Person or the Joint GLWB Covered Person;

•	The GLWB Covered Person will be the younger of the spouses; and

•	The Owner’s spouse must be the sole Beneficiary under the Contract.
The Contract may have two Owners who are spouses recognized as such under federal tax laws. In this circumstance, the two Owners may elect:

•	Single-life coverage with either Owner named as the GLWB Covered Person; or

•	Joint-life coverage with the younger Owner as the GLWB Covered Person and the other Owner as the Joint GLWB Covered Person.
Since the younger spouse must be at least age 55 on the Income Start Date, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibility of a longer waiting period before withdrawals under the GLWB can be made.
If the Owner is a natural person and the Owner marries prior to the Income Start Date, the Owner’s spouse may be added to the Contract as an Owner, as an Owner and Annuitant, or as the sole Beneficiary, and will then be a GLWB Covered Person or Joint GLWB Covered Person.
Effect of Divorce on a GLWB
The divorce of an Owner may affect the status of a GLWB.
Prior to the Income Start Date:
If divorce occurs prior to the Income Start Date, then a GLWB will be available with single-life coverage based on the GLWB Covered Person on the Income Start Date. If the Owner subsequently remarries, the GLWB will also be available with joint-life coverage based on the GLWB Covered Person and the Joint GLWB Covered Person on the Income Start Date
On or after the Income Start Date with single-life coverage:
If divorce occurs on or after the Income Start Date, a GLWB will remain in force as long as the GLWB Covered Person remains an Owner of the Contract and all other GLWB requirements continue to be met.
On or after the Income Start Date with joint-life coverage:
If divorce occurs on or after the Income Start Date and the GLWB Covered Person and Joint GLWB Covered Person are no longer spouses, the GLWB will remain in force with single-life coverage for the life of the younger spouse as long as the GLWB Covered Person or Joint GLWB Covered Person remains an Owner of the Contract and all other GLWB requirements continue to be met. The Lifetime Withdrawal Percentage will not change and a GLWB will terminate upon the death of any Owner.

You may remove an Owner from the Contract upon divorce. If an Owner is removed, the remaining/new Owner becomes the GLWB Covered Person with single-life coverage for the life of the younger spouse. The Lifetime Withdrawal Percentage will not change and a GLWB will terminate upon the death of the Owner.
Division of the Contract:
In the event of a divorce, if there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under a GLWB. If the withdrawal occurs prior to the Income Start Date, it will be considered an Early Withdrawal. If the withdrawal occurs on or after the Income Start Date and exceeds the AWA, the amount of the excess will be considered an Excess Withdrawal.
Death of Owner
A GLWB terminates on the Death Benefit Date unless:
An Owner dies before the Income Start Date and the surviving spouse, as sole Beneficiary under the Contract, elects to continue a GLWB along with the Contract instead of receiving the death benefit proceeds.
If an Owner who is the GLWB Covered Person or Joint GLWB Covered Person dies after the Income Start Date, and joint-life income was elected, then the spouse, as sole Beneficiary under the Contract, can continue a GLWB and the Contract and continue to receive the AWA for the rest of his or her life.
If the Owner is not a natural person, the death of an Annuitant is treated as the death of the Owner. In this case, if the Contract is eligible for spousal continuation under federal tax laws, then a GLWB may continue as follows:

1.	If an Annuitant dies before the Income Start Date, the surviving spouse may continue a GLWB along with the Contract; or

2.
If an Annuitant who is the GLWB Covered Person or Joint GLWB Covered Person dies after the Income Start Date, and joint-life income was elected, then the surviving spouse can continue a GLWB and the Contract and continue to receive the AWA for the rest of his or her life.

In order to ensure that the AWA continues after the death of an Owner, you must elect a joint-life coverage on the Income Start Date and the GLWB Covered Person and the Joint GLWB Covered Person must be spouses to preserve the availability of a GLWB after the death of an Owner. In addition, the spouses must be joint Owners, or the spouse of the Owner must be the sole Beneficiary.
The right to continue a GLWB upon spousal continuation of the Contract may be exercised only once. If the surviving spouse remarries and then dies, the Contract may be continued by the spouse if he or she is the sole Beneficiary, but a GLWB may not be continued.
Spousal Considerations - GLWB
Death of the GLWB Covered Person with Single-Life Coverage
If you elect single-life coverage on the Income Start Date, the GLWB terminates on the death of the GLWB Covered Person and the Beneficiary may elect to exercise any of the available options under the death benefit provisions of the Contract.
Note that single-life coverage may be inappropriate for Joint Owners that are spouses, because a GLWB will end if the GLWB Covered Person dies after the Income Start Date. Note also that Beneficiaries who are not spouses cannot continue the Contract or the GLWB under the Contract. (See
“Spousal Considerations - GLWB.”
)
Death of the GLWB Covered Person with Joint-Life Coverage
We do not permit the election of the joint-life coverage unless the GLWB Covered Persons are spouses recognized as such under federal tax laws on the Income Start Date.

If you elect joint-life coverage on the Income Start Date and a spouse dies, a GLWB will continue, provided that the surviving spouse, as the sole primary Beneficiary, continues the Contract. In such case:

•	No death benefit will be paid until the surviving spouse’s subsequent death;

•
The Withdrawal Benefit Base will remain unchanged (in the absence of subsequent Excess Withdrawals) until the next Contract Anniversary when a
Step-Up
could apply due to an increase in Contract Value (See “
Step-Up
Feature
”);

•	If AWA withdrawals have not begun before the spouse dies, the Lifetime Withdrawal Percentage will be based on the age the younger spouse attains (or would have attained) on the Income Start Date; and

•	If AWA withdrawals under the GLWB have already begun, the Lifetime Withdrawal Percentage will be the Lifetime Withdrawal Percentage that applied to the Contract prior to the death of the spouse.
At the death of the surviving spouse, a GLWB will terminate.
If you selected joint-life coverage and your surviving spouse does not continue the Contract, he or she may elect any available option under the death benefit provisions of the Contract.
Annuitization Under a GLWB
Election of the Annuity Income Date Before the Income Start Date
If you annuitize before you elect an Income Start Date under a GLWB, you are limited to the Annuity Payment Options from among those then available under the Contract. If you do not choose an Annuity Payment Option prior to your Annuity Income Date, the Contract Value, less any applicable premium taxes and similar taxes, will be applied to a Life Annuity with
10-
Year Period Certain on the Annuity Income Date and all other Contract and rider benefits, including your right to receive payments under your GLWB, will cease.
Maximum Annuity Income Date
If your Contract Value is greater than zero on your Maximum Annuity Income Date, you may elect:

(1)	to surrender your Contract and receive your Surrender Value; or

(2)	to apply your Contract Value, less any applicable premium taxes and similar taxes, to any one of the then currently available Annuity Payment Options; or

(3)
to receive the AWA until the death of the Covered Person (or Covered Person and Joint Covered Person, if joint-life coverage is elected). If the Contract Value is greater than the Withdrawal Benefit Base on the Maximum Annuity Income Date and this option is elected, the Withdrawal Benefit Base will increase to the Contract Value and the AWA will be calculated based on the new Withdrawal Benefit Base, (See “
Step-Up
Featur
e”).

If you do not make an election before the Maximum Annuity Income Date, the Contract Value, less any applicable premium taxes and similar taxes will be applied to a Life Annuity with
10-year
Period Certain on the Maximum Annuity Income Date.
AWA Settlement Option
The AWA Settlement Option provides systematic annual payments equal to the most-recently calculated AWA during the life of the Covered Person or, if joint-life coverage has been elected, for the lifetime of the last survivor of the Covered Person and the Joint Covered Person and only available to elect on the Maximum Annuity Income Date.
The AWA Settlement Option will be applied automatically if your Contract Value is reduced to zero after the Income Start Date and prior to the Annuity Income Date for any reason other than an Excess Withdrawal. In that event, all Contract and rider benefits will terminate except for the right to receive future payments under the AWA Settlement Option.

If the Owner has been receiving AWA payments, and the Owner then elects the AWA Settlement Option or it is automatically applied by the Company, any remaining AWA payments for the current Contract Year will be distributed as a lump sum. The AWA Settlement Option will then go into effect on the next Contract Anniversary, and we will convert your right to withdraw the AWA into systematic monthly payments.
If the AWA Settlement Option has been elected( or applied) and the Contract Value is zero, we will not accept any additional purchase payments.
Termination of a GLWB
A GLWB will terminate immediately upon the occurrence of the earliest of:

•	The date we receive your request to terminate a GLWB, after the Termination Lockout Period;

•
For the Income Control GLWB and Flex Income Control GLWB
, the date of any transfer of Contract Value or allocation of Purchase Payments other than to Designated Investment Options, after the Termination Lockout Period;

•	The date the Withdrawal Benefit Base is reduced to zero as a result of an Early Withdrawal or Excess Withdrawal;

•	The date the Contract Value is reduced to zero prior to the Income Start Date;

•	For Flex Income Boost GLWB, the date Flex Income Control GLWB has been elected ;

•	For Flex Income Control GLWB, the date Flex Income Boost GLWB has been elected ;

•	An ownership change that has the effect of changing the GLWB Covered Person(s) except as described above in the “Effect of Divorce on a GLWB” and “Death of Owner” provisions;

•	Full Surrender

•	The Annuity Income Date*; or

•	Termination of the Contract.

*	Note that the Maximum Annuity Income Date permitted under the Contract is the first day of the month following the Annuitant’s 100 th birthday. (See “ Your Annuity Income Date .”)
Tax Issues Under a GLWB
Certain state and federal tax provisions may be important to you in connection with a GLWB. It is not clear whether withdrawals after the Income Start Date while the Contract Value is greater than zero will be taxed as withdrawals or as annuity payments. This is significant for
Non-Qualified
Contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat such payments as withdrawals for tax purposes. We intend to treat payments under a GLWB after the Contract Value is zero as annuity payments for tax purposes.
A Qualified Contract other than a Roth IRA is subject to certain required minimum distribution (RMD) provisions imposed by the Code and IRS regulations. These RMD provisions require that an amount be distributed from your IRA each year. If you were born before July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 70
1
/
2
. If you were born on or after July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 72. If you were born on or after January 1, 1951, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 73. For non-IRAs,
distributions must begin no later than April 1 of the calendar year following the year in which you attain the applicable age or the date of retirement if it is later. For that year, and each succeeding year, a distribution must be made on or before December 31. Your failure to withdraw your yearly RMD Amount from your IRA could result in adverse tax treatment. We determine a yearly RMD Amount for your Contract only, and not for your other tax-qualified
investments. We will notify you of the RMD Amount for your Contract in January of each year.

On and after the first Contract Anniversary and the Income Start Date, a GLWB permits you to withdraw your RMD Amount each year without reducing your Withdrawal Benefit Base. RMD Amounts withdrawn prior to the Income Start Date are considered Early Withdrawals that will reduce the Withdrawal Benefit Base and the Bonus Base proportionally as the RMD Amounts reduce the Contract Value dollar-for-dollar.
For Income Control GLWB and Flex Income Control GLWB,
Early Withdrawals reduce the Bonus Base
dollar-for-dollar
as the RMD Amounts reduce the Contract Value
dollar-for-dollar.
Currently, any withdrawal in excess of the AWA that is taken to satisfy the RMD Amount will not be treated as an Excess Withdrawal if the withdrawal is taken on and after the first Contract Anniversary and the Income Start Date and is less than the Protected RMD Amount at the time of the withdrawal. See “
Protected RMD Amount
.”
However, if there is any material change to the current Code or IRS regulations governing the timing or determination of RMD Amounts, then we reserve the right to treat any withdrawal greater than the AWA as an Excess Withdrawal which may significantly reduce the Withdrawal Benefit Base. (
See “
U.S. Federal Income Tax Provisions.
”)
GMPB:
Armor Flex 10 GMPB and the Armor Flex 7 GMPB
A GMPB provides downside market protection for your Contract for the selected Term. If your Contract Value suffers a market loss over a Term, the Company will pay a specified amount of your loss at the end of the Term. Currently, the Company offers Armor Flex 10 GMPB and Armor Flex 7 GMPB. See Rate Sheet Supplement for current GMPB Terms. We may offer additional Terms in the future. You may elect a GMPB on or before the Issue Date.
At the beginning of the Term, your GMPB Base is equal to the initial Purchase Payment. After the initial Term Start Date, you may make additional Purchase Payments to the Contract. The GMPB Base is increased by any Purchase Payments received by the Company during the GMPB Purchase Payment Window; and decreased proportionally by any partial withdrawal.
Any subsequent Purchase Payment received after the GMPB Purchase Payment Window will not be included in the GMPB Base.
How a GMPB Works
GMPB Credit
On the Term End Date, we will allocate the GMPB Credit to your Contract Value if the GMPB Base is higher than the Contract Value. The GMPB Credit is equal to the lesser of (1) the GMPB Base on the Term End Date minus the Contract Value on the Term End Date and (2) the GMPB Buffer on the Term End Date, as described below.
If the GMPB Base is less than or equal to the Contract Value on the Term End Date, there will be no GMPB Credit.
The GMPB Credit will be allocated to the Subaccounts in proportion to their respective values as of the Term End Date. If the GMPB Base is less than or equal to the Contract Value on the Term End Date, the GMPB Credit is 0.
Any additional amount added to the Contract by the Company under a GMPB will be considered earnings.
GMPB Buffer
The GMPB Buffer is equal to the GMPB Base on the Term End Date; multiplied by the GMPB Buffer Factor. The GMPB Buffer Factor is the maximum percentage of loss that the Company will absorb when determining the GMPB Credit on the Term End Date. See Rate Sheet Supplement for current GMPB Buffer Factors.
Voluntary Termination
You may terminate a GMPB before the Term End Date if the GMPB Cancellation Ratio is equal to or greater than the applicable Cancellation Threshold. On the last day of the Contract Quarter, the GMPB Cancellation Ratio is calculated by dividing the Contract Value by the GMPB Base. See Rate Sheet Supplement for current GMPB Cancellation Thresholds.

Your termination request must be received by us during the Contract Quarter immediately following the day on which the GMPB Cancellation Ratio is calculated and determined to be equal to or greater than the Cancellation Threshold. If, on the date we receive your request to terminate, the most recently calculated GMPB Cancellation Ratio is less than the applicable Cancellation Threshold, a GMPB cannot be terminated.
Upon voluntary termination, all rights and benefits under a GMPB cease and it cannot be reinstated. If a GMPB is terminated for any reason prior to a Term End Date, there will be no GMPB Credit.
Successive Terms

A GMPB is available only if all Owners and Annuitants are younger than age 81 on the Open Date. If the Owners are close to age 81 on the Open Date, it may not be appropriate for Owners to elect to continue a GMPB with an available successive Term. You should work with your financial professional to determine whether a successive Term is appropriate to elect based on your age and/or your spouse’s age.
Prior to the end of the initial Term, you may elect a successive Term made available by the Company. The Company will make one successive Term available after the initial Term. We reserve the right not to make any successive Terms available after the first successive Term.
We will provide you with a notice showing the available successive Terms, GMPB Buffer Factor, and GMPB Fee Rate. To begin a successive Term, you must provide us with notice of your election by the deadline established in the notice. You may provide notice by submitting a Written Request on our form or, in our discretion, by other means acceptable to us, which may include notice by telephone or by electronic submission through our website.
If you do not provide us with notice by the deadline established in the notice, a GMPB will terminate and you will not be able to elect a successive Term at any time in the future.
The Company reserves the right to limit the availability of successive Terms based on the age of the Owner (or the Annuitant, if the Owner is not a natural person).
GMPB Fee
The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by dividing the annual GMPB Fee Rate by four and then multiplying by the GMPB Base. See Rate Sheet Supplement for current GMPB Fee. The GMPB Fee Rate will not exceed the maximum annual GMPB Fee Rate of 1.50% (0.375% quarterly).
The GMPB Fee is deducted
pro-rata
from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter. After a GMPB is terminated, the GMPB Fee also terminates.
The Company reserves the right to increase the annual GMPB Fee Rate up to the maximum annual GMPB Fee Rate for successive Terms.
Your GMPB Fee will not change during a Contract Year, unless you take one of the following specific actions:

•
If you make additional Purchase Payments during the GMPB Purchase Payment Window, you will increase your GMPB Base and thus your GMPB Fee, because your GMPB Fee is calculated as a percentage of your GMPB Base.

•	If you make a partial withdrawal, you will decrease your GMPB Base and thus your GMPB Fee, because your GMPB Fee is calculated as a percentage of your GMPB Base.
We will continue to deduct the GMPB Fee until the earliest of your Annuity Income Date or the date your GMPB is terminated. See “Termination of a GMPB” section. A GMPB may be voluntarily terminated by the Owner only if the GMPB Cancellation Ratio is equal to or greater than the applicable Cancellation Threshold or the Owner surrenders the Contract. See “
Voluntary Termination”
section.

The annual GMPB Fee Rate will not vary from the annual GMPB Fee Rate for the selected Term disclosed in the Prospectus or as disclosed in the most recent Rate Sheet.
Partial Withdrawals
If any withdrawals are made during the Term, each withdrawal will reduce the GMPB Base in the same proportion as the Contract Value is reduced by the withdrawal. The reduction in the GMPB Base may be more than the amount of the withdrawal.
A withdrawal will reduce your GMPB Base such that the GMPB Base after the withdrawal is equal to:
GMPB Base = A x    (1 - (B/C))
Where:

•	A is the GMPB Base before the withdrawal;

•	B is the amount of the withdrawal including any Withdrawal Charges; and

•	C is the Contract Value before the withdrawal.
Withdrawals could severely reduce, and even terminate, your benefits under a GMPB, including reducing your Contract Value to zero and thereby terminating your Contract and all benefits thereunder.
In addition to reducing your benefits under a GMPB, any withdrawal before you reach age 591/2 could result in adverse state and federal tax consequences. You should consult a qualified tax professional for more information.
GMPB Example
Here is an example of how a GMPB works.
Assume the following:

•	You select Armor 10 GMPB, which has a 20% Buffer Factor.

•	The initial Purchase Payment is $100,000, which becomes the initial GMPB Base. The initial GMPB Buffer equals $20,000 (GMPB Base x GMPB Buffer Factor => $100,000 x 20% = $20,000).

•
You make an additional Purchase Payment of $20,000, 45 days after the Issue Date, which Contract Value had been reduced to $85, 000 due to market performance. The Contract Value after the additional Purchase Payment is $115,000. Since the additional Purchase Payment is made during the
90-day
Purchase Payment Window, the GMPB Base is increased by the amount of the Purchase Payment to $120,000. The resulting GMPB Buffer equals $22,000 ($120,000 x 20%).

•
You make a second additional Purchase Payment of $5,000, 95 days after the Issue Date. The Contract Value is $85,000 due to market performance. The Contract Value after the Purchase Payment is $117,000. Since the second additional Purchase Payment is made outside the
90-day
Purchase Payment Window, the GMPB Base is not impacted by the Purchase Payment. The GMPB Buffer remains $22,000.

•	At the end of the GMPB Term (Year 10), the Contract Value is $95,000 due to market performance. The GMPB Credit is equal to the lesser of:

•	GMPB Base – Contract Value ($25,000), and

•	GMPB Buffer ($24,000)
The Contract Value after the GMPB Credit is $119,000 ($95,000 + $24,000).

•
You choose to renew for an additional GMPB Term. The GMPB Buffer Factor for the new GMPB Term is 20%. The GMPB Base for the new GMPB Term equals the Contract Value at the beginning of the GMPB Term, which is the Contract Value after the GMPB Credit for the first Term is applied ($119,000). The GMPB Buffer for the new GMPB Term equals $23,800 ($118,000 x 20%)

•	At the end of the second GMPB Term (Year 20), the Contract Value is $110,000 due to market performance. The GMPB Credit is equal to the lesser of:

•	GMPB Base – Contract Value ($9,000), and

•	GMPB Buffer ($23,800)
The Contract Value after the GMPB Credit is $119,000 ($95,000 + $24,000).

•	There is no additional renewal GMPB Term available. The GMPB Base and the GMPB Buffer is zero.

Contract Year/Day	Contract Value Beginning of Period	GMPB Base Beginning of Period	Purchase Payment	GMPB Credit	Contract Value End of Period	GMPB Base End of Period	GMPB Buffer End of Period
Issue Date	$0	$0	$100,000	$0	$100,000	$100,000	$20,000
1 (Day 45)	$85,000	$100,000	$20,000	$0	$105,000	$120,000	$24,000
1 (Day 95)	$117,000	$120,000	$5,000	$0	$122,000	$120,000	$24,000
2	$125,000	$120,000	$0	$0	$125,000	$120,000	$24,000
3	$130,000	$120,000	$0	$0	$130,000	$120,000	$24,000
4	$110,000	$120,000	$0	$0	$110,000	$120,000	$24,000
5	$100,000	$120,000	$0	$0	$100,000	$120,000	$24,000
6	$95,000	$120,000	$0	$0	$95,000	$120,000	$24,000
7	$90,000	$120,000	$0	$0	$90,000	$120,000	$24,000
8	$100,000	$120,000	$0	$0	$100,000	$120,000	$24,000
9	$90,000	$120,000	$0	$0	$90,000	$120,000	$24,000
10	$95,000	$120,000	$0	$24,000	$119,000	$119,000	$23,800
11	$110,000	$119,000	$0	$0	$110,000	$119,000	$23,800
12	$100,000	$119,000	$0	$0	$100,000	$119,000	$23,800
14	$95,000	$119,000	$0	$0	$95,000	$119,000	$23,800
15	$90,000	$119,000	$0	$0	$90,000	$119,000	$23,800
16	$100,000	$119,000	$0	$0	$100,000	$119,000	$23,800
17	$90,000	$119,000	$0	$0	$90,000	$119,000	$23,800
18	$110,000	$119,000	$0	$0	$110,000	$119,000	$23,800
19	$115,000	$119,000	$0	$0	$115,000	$119,000	$23,800
20	$110,000	$119,000	$0	$9,000	$119,000	$0	$0
While a GMPB is in effect, all withdrawals reduce the GMPB Base in the same proportion as the withdrawal reduces the Contract Value.
Withdrawals
All withdrawals, including RMD withdrawals and Free Withdrawal Amounts, reduce the GMPB Base in the same proportion as the withdrawal reduces the Contract Value. Withdrawals reduce the GMPB Base using the following formula:

Your new GMPB Base	=	A x	(1 - (B/C))

Where:

	A	=	Your GMPB Base before the Withdrawal.

	B	=	The amount of the Withdrawal, including any Withdrawal Charge

	C	=	Your Contract Value immediately prior to the Withdrawal.
Except for Contract Year 8, your Contract Value is $100,000, your GMPB Base is $120,000 and you withdraw $10,000. The withdrawal reduces your GMPB Base, as follows:

Your GMPB Base =	=	$120,000	x	(1 - $10,000/$100,000)
	=	$120,000	x	(1 - 0.1)
	=	$120,000	x	(0.9)
	=	$108,000
Your new GMPB Buffer =	=	$108,000	x	20%
	=	$21,600
Death of Owner
If the sole designated Beneficiary is the surviving spouse of a deceased Owner, the spouse can elect to continue the Contract and a GMPB in the spouse’s own name as Owner.
Spousal Considerations
You may remove a Joint Owner from the Contract upon divorce. If an Owner is removed, the remaining/new Owner may continue the remaining GMPB Term, subject to the termination provisions of a GMPB. If there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under a GMPB.
Termination of a GMPB
A GMPB will terminate immediately upon the occurrence of the earliest of:

•	The date we approve the Owner’s request to terminate this Rider, subject to the requirements in the Voluntary Termination section;

•	The Term End Date, after the calculation and crediting of the GMPB Credit, if any, unless the Owner elects to begin a successive Term;

•	The Annuity Income Date; or

•	Termination of the Contract.
A GMPB may not be voluntarily terminated by the Owner except as described in the “
Voluntary Termination”
section.
GMAB:
ARMOR TEN GMAB AND ARMOR SEVEN GMAB
The GMAB provides investment protection to you by minimizing investment losses in a down market. You may elect the GMAB on or before the Issue Date. See Rate Sheet Supplement for current GMAB Terms. We may offer additional Terms in the future.
A GMAB guarantees minimum accumulation benefit on the Term End Date equal to the sum of (1) Purchase Payments received during the GMAB Purchase Payment Window of the initial Term multiplied by the applicable GMAB Factor; and (2) additional Purchase Payments during the initial Term, multiplied by the applicable GMAB Subsequent Purchase Payment Adjustment Factor and GMAB Factor; as adjusted by partial withdrawals. For successive Terms, if elected, we guarantee the sum of (1) Contract Value on the Term Start Date multiplied by the applicable GMAB Factor; and (2) additional Purchase Payments during the Term, multiplied by the applicable GMAB Subsequent Purchase Payment Adjustment Factor and GMAB Factor, as adjusted by partial withdrawals
.
The guaranteed minimum accumulation benefit is known as the GMAB Base. If, on the Term End Date, the Contract Value is less than the GMAB Base, the Company will add an additional amount, known as the GMAB Credit, to the Contract Value.

If you elect a GMAB, your Contract Value must be invested in one or more of the Designated Investment Options at all times while the rider is in effect. The only Subaccounts that currently qualify as Designated Investment Options are listed in the section entitled “
DESIGNATED INVESTMENT OPTIONS
.”
Transfers of Contract Value to Subaccounts that are not Designated Investment Options and to a Guarantee Period are not permitted while a
GMAB is in effect. Allocation of Purchase Payments to the Fixed Account is only permitted under the DCA program. Unlike if you elect a GLWB, a GMPB, HAV Death Benefit, or ROP Death Benefit, you may not voluntarily terminate a GMAB unless you surrender the Contract.

If you elect a GMAB, we limit your investments to the Designated Investment Options. This reduces the risk that your Contract Value will suffer serious investment losses before you are eligible for your guaranteed benefit payment. We will increase your Contract Value to the GMAB Base on the Term End Date only if the Contract Value is less than the GMAB Base. We may not be required to use our own assets to make the guaranteed benefit payment under a GMAB.
How a GMAB Works
On the Issue Date, the GMAB Base is equal to the Purchase Payments received during the first 90 days of the initial Term multiplied by the GMAB Factor. The GMAB Factor varies based on the length of the Term elected. The minimum GMAB Factor is 85% and the maximum GMAB Factor is 115%. See Rate Sheet Supplement for current GMAB Factors.
On the Term Start Date of a successive Term, the GMAB Base is equal to the Contract Value multiplied by the GMAB Factor.
After the Term Start Date, the GMAB Base is:

•	increased by any Purchase Payment received by the Company in a Valuation Period, adjusted by the GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Factor, as described below; and

•	decreased proportionally by any partial withdrawal.
Additional Purchase Payments
Purchase Payments received during the first 90 days of the initial Term, will be multiplied by the applicable GMAB Factor and added to the GMAB Base.
Purchase Payments received after the first 90 days of the initial Term or after the Term Start Date of a successive Term will be multiplied by an adjustment factor known as the GMAB Subsequent Purchase Payment Adjustment Factor and the applicable GMAB Factor. As a result, the GMAB Base will increase by an amount less than the value of the additional Purchase Payment. The increase in the GMAB Base is equal to:
A x B x C
Where:

•	A is the amount of the subsequent Purchase Payment;

•	B is the applicable GMAB Subsequent Purchase Payment Adjustment Factor;

•	C is the GMAB Factor.
See Rate Sheet Supplement for current GMAB Subsequent Purchase Payment Adjustment Factors.
GMAB Credit
A GMAB Credit is equal to:

•	The GMAB Base on the Term End Date; minus

•	The Contract Value on the Term End Date.

On the Term End Date, if the GMAB Base is higher than the Contract Value, the Company will add the GMAB Credit to the Contract Value. The GMAB Credit will be allocated in the same manner described for additional Purchase Payments (See “
Allocation of Purchase Payments
.”)
If the GMAB Base is less than or equal to the Contract Value on the Term End Date, there will be no GMAB Credit.
Any additional amount added to the Contract Value under a GMAB will be considered earnings.
Successive Terms

A GMAB is available only if all Owners and Annuitants are younger than age 81 on the Open Date. If the Owners are close to age 81 on the Open Date, it may not be appropriate for Owners to elect to continue a GMAB with an available successive Term. You should work with your financial professional to determine whether a successive Term is appropriate to elect based on your age and/or your spouse’s age.
Prior to the end of each Term, you may elect to continue a GMAB by selecting a successive Term made available by the Company. We will provide you with a notice showing the available Terms and their applicable Designated Investment Options, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factors and the annual GMAB Fee Rate. To begin a successive Term, you must provide us with your election by the deadline established in the notice. If your Contract Value is allocated to Subaccounts that are not Designated Investment Options for the successive Term, you must provide a transfer request, effective on the Term Start Date of the successive Term, such that your entire Contract Value is allocated to the Designated Investment Options for that Term. You may provide your election by submitting a Written Request on our form or, in our discretion, by other means acceptable to us, which may include notice by telephone or by electronic submission through our website.
If you do not provide us with your election by the deadline established in the notice, a GMAB will terminate and you will not be able to elect a future successive Term.
GMAB Fee
The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by dividing the annual GMAB Fee Rate by four and then multiplying by the GMAB Base. See Rate Sheet Supplement for current rates. The GMAB Fee Rate will not exceed the maximum annual GMAB Fee Rate of 1.50% (0.375% quarterly). The GMAB Fee is deducted pro-rata
from each Subaccount (Designated Investment Options) to which the Contract Value is allocated on the last day of each Contract Quarter.
The Company reserves the right to increase the annual GMAB Fee Rate up to the maximum annual GMAB Fee Rate for successive Terms.
Your GMAB Fee will not change during a Contract Year, unless you take one of the following specific actions:

•	If you make additional Purchase Payments during the Contract Year, you will increase your GMAB Base and thus your GMAB Fee, because your GMAB Fee is calculated as a percentage of your GMAB Base.

•	If you make a partial withdrawal, you will decrease your GMAB Base and thus your GMAB Fee, because your GMAB Fee is calculated as a percentage of your GMAB Base.
We will continue to deduct the GMAB Fee until the earliest of your Annuity Income Date or the date your GMAB is terminated. (See “
Termination of the GMAB
.”) A GMAB may not be voluntarily terminated by the Owner, unless the Owner surrenders the Contract.
Partial Withdrawals
If any withdrawals are made during the Term, each withdrawal will reduce the GMAB Base in the same proportion as the Contract Value is reduced by the withdrawal. The reduction in the GMAB Base may be more than the amount of the withdrawal.

A withdrawal will reduce your GMAB Base such that the GMAB Base after the withdrawal is equal to:
A x    (1 - (B/C))
Where:

•	A is the GMAB Base before the withdrawal;

•	B is the amount of the withdrawal including any Withdrawal Charges; and

•	C is the Contract Value before the withdrawal.
Withdrawals could severely reduce, and even terminate, your benefits under the GMAB, including reducing your Contract Value to zero and thereby terminating your Contract and all benefits thereunder.
In addition to reducing your benefits under the GMAB, any withdrawal before you reach age 59
1
⁄
2
could result in adverse state and federal tax consequences. You should consult a qualified tax professional for more information.
GMAB Example
Assume the following for a Seven-Year Term:

•	You are age 65 when your Contract is issued with a Purchase Payment of $100,000 and you elect the GMAB with the Seven-Year Term. The GMAB Factor is 100%.

•	Your GMAB Base is equal to your initial Purchase Payment of $100,000 multiplied by the GMAB Factor of 100% equals $100,000.

•	An additional Purchase Payment of $20,000 is received in the first 90 days of the initial Term.

•
The investment performance of your Designated Investment Options equals Contract expenses, i.e. your Contract Value remains constant for investment performance for all Contract Years except Contract Year 3 where negative investment performance reduces the Contract Value from $120,000 to $80,000.

•	An additional Purchase Payment of $10,000 is received in Contract Year 4.

•	A partial withdrawal of $40,000 is taken in Contract Year 6, which includes any Withdrawal Charges.
Contract Value and GMAB Base are as of the beginning of the Contract Year, Premiums and Withdrawals are the year of transaction.

Contract Year	Contract Value	GMAB Base	Purchase Payments (Initial and Subsequent)	Withdrawals
1	$100,000	$100,000	$120,000	$0
2	$120,000	$120,000	$0	$0
3	$120,000	$120,000	$0	$0
4	$80,000	$120,000	$10,000	$0
5	$90,000	$125,000	$0	$0
6	$90,000	$125,000	$0	$40,000
7	$50,000	$69,444	$0	$0
8	$69,444	$69,444	$0	$0
9	$69,444	$69,444	$0	$0
10	$69,444	$69,444	$0	$0
11	$69,444	$69,444	$0	$0
12	$69,444	$69,444	$0	$0

At the end of the 7
th
Contract Year, the GMAB Credit is equal to $19,444 which is applied to the Contract Value. For the purpose of this example, assume a successive
7-Year-Term
is selected with a corresponding GMAB Factor of 100%. The GMAB Base for the successive term is 100% of the Contract Value at the beginning of the new term or $69,444. The GMAB Factor for a successive Term may be less than the GMAB Factor for the previous Term. If a successive Term is not selected, the GMAB terminates after the GMAB Credit is applied.
Assume the following for a Ten-Year Term:

•	You are age 65 when your Contract is issued with a Purchase Payment of $100,000 and you elect the GMAB with the Ten-Year Term. The GMAB Factor is 110%.

•	Your GMAB Base is equal to your initial Purchase Payment of $100,000 multiplied by the GMAB Factor of 110% equals $110,000.

•	An additional Purchase Payment of $20,000 is received in the first 90 days of the initial Term.

•
The investment performance of your Designated Investment Options equals Contract expenses, i.e. your Contract Value remains constant for investment performance for all Contract Years except Contract Year 3 where negative investment performance reduces the Contract Value from $120,000 to $80,000.

•	An additional Purchase Payment of $10,000 is received in Contract Year 4.

•	A partial withdrawal of $40,000 is taken in Contract Year 6, which includes any Withdrawal Charges.
Contract Value and GMAB Base are as of the beginning of the Contract Year, Premiums and Withdrawals are the year of transaction.

Contract Year	Contract Value	GMAB Base	Purchase Payments (Initial and Subsequent)	Withdrawals
1	$100,000	$110,000	$120,000	$0
2	$120,000	$132,000	$0	$0
3	$120,000	$132,000	$0	$0
4	$80,000	$132,000	$10,000	$0
5	$90,000	$138,600	$0	$0
6	$90,000	$138,600	$0	$40,000
7	$50,000	$77,000	$0	$0
8	$50,000	$77,000	$0	$0
9	$50,000	$77,000	$0	$0
10	$50,000	$77,000	$0	$0
11	$77,000	$84,700	$0	$0
12	$77,000	$84,700	$0	$0
At the end of the 10
th
Contract Year, the GMAB Credit is equal to $27,000 which is applied to the Contract Value. For the purpose of this example, assume a successive
10-Year-Term
is selected with a corresponding GMAB Factor of 110%. The GMAB Base for the successive term is 110% of the Contract Value at the beginning of the new term or $77,000. The GMAB Factor for a successive Term may be less than the GMAB Factor for the previous Term. If a successive Term is not selected, the GMAB terminates after the GMAB Credit is applied.
Death of Owner
If the sole designated Beneficiary is the surviving spouse of a deceased Owner, the spouse can elect to continue the Contract and the GMAB in the spouse’s own name as Owner.
Spousal Considerations
You may remove a Joint Owner from the Contract upon divorce. If an Owner is removed, the remaining/new Owner may continue the remaining GMAB Term, subject to the termination provisions of the GMAB. If there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under the GMAB.
Termination of a GMAB
A GMAB will terminate immediately upon the occurrence of the earliest of:

•	The Term End Date, after the calculation and crediting of GMAB Credit, if any, unless the Owner elects to begin a successive Term;

•	The Annuity Income Date under the Contract; or

•	Termination of the Contract.
If a GMAB is terminated for any reason prior to a Term End Date, there will be no GMAB Credit.
A GMAB may not be voluntarily terminated by the Owner, unless the Owner surrenders the Contract.
DEATH BENEFIT
If you die during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies). If there is more than one Owner, we may pay a death benefit upon the death of the first Owner. If the Owner is not a natural person, the Annuitant is considered the Owner for the purpose of this death benefit provision.
If the death of the Owner occurs on or after the Annuity Income Date, no death benefit will be payable except as may be provided under the Annuity Payment Option elected, subject to requirements under federal tax laws.
If your surviving spouse is the sole designated Beneficiary and elects to continue the Contract in his or her own name as Owner, the death benefit will be payable only upon your surviving spouse’s subsequent death.
To be a Beneficiary, a natural person Beneficiary must be alive on the date of death of the Owner (or the Annuitant if the Owner is not a natural person). If there are multiple beneficiaries, the designated Beneficiary is determined according to the order below:

1.	the surviving Owner, if a natural person, then

2.	the primary Beneficiary(ies), then

3.	the contingent Beneficiary(ies), and then

4.	the Owner’s estate or the Owner if the Owner is not a natural person.
Multiple Beneficiaries in the same class (primary or contingent) share equally unless you direct otherwise. However, if a natural person Beneficiary is not alive and there are other Beneficiaries in the same class that are alive, the death benefit will be shared among the other Beneficiaries of the same class unless you instruct us otherwise.
Each Beneficiary’s share of the death benefit will remain allocated in accordance with the allocations the Owner made until the Valuation Period in which we receive Due Proof of Death from that Beneficiary, except that any Contract Value allocated to the Fixed Account will be re-allocated
to a money market Subaccount on the Death Benefit Date. Each Beneficiary’s share of the death benefit is subject to, and will change in value based upon, the investment experience of the Subaccounts to which the Beneficiary’s share is allocated. Once we have received Due Proof of Death, then investments in the Variable Account may be reallocated in accordance with the Beneficiary’s instructions.
Amount of the Death Benefit
We calculate the amount of the death benefit on the Death Benefit Date, which is the first date we receive Due Proof of Death from at least one Beneficiary. On the Death Benefit Date, the basic death benefit is equal to the Contract Value.

Optional Death Benefits
You may enhance the basic death benefit by electing one of the two optional death benefits: the HAV Death Benefit or the ROP Death Benefit. You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit. (See “
Charges for the Optional Death Benefits
.”) On the Open Date, all Owners and Annuitants must be younger than age 76 to elect the HAV Death Benefit and younger than age 81 to elect the ROP Death Benefit. You may not elect an optional death benefit after the Issue Date. The optional death benefit will be adjusted for all partial withdrawals as described below.
HAV Death Benefit
Under the HAV Death Benefit, the death benefit on the Death Benefit Date will be the higher of:

(a)	the Contract Value, and

(b)	the HAV Value, which is the higher of:

(i)	The initial and any subsequent Purchase Payments allocated to the Subaccounts:

•	increased by the amount transferred from the Fixed Account to the Subaccounts;

•	adjusted proportionately for any partial withdrawal taken from the Subaccounts as described below;

•	adjusted proportionately for any amount transferred to the Fixed Account, as described below; and

(ii)	the highest HAV Base on any Contract Anniversary before the Covered Person reaches the Maximum HAV Age

•	increased by the any Purchase Payment allocated to the Subaccounts after that Contract Anniversary;

•	increased by the amount transferred from the Fixed Account to the Subaccounts after that Contract Anniversary;

•	adjusted proportionately for any partial withdrawal after that Contract Anniversary, as described below;

•	adjusted proportionately for any amount transferred to the Fixed Account after that Contract Anniversary.
Any increase in the HAV Value is subject to the Maximum HAV Value, which is the HAV Value, on any day other than the Contract Anniversary, as of the most recent Contract Anniversary, increased by any Purchase Payments made subsequent to such Contract Anniversary and decreased by any partial withdrawals made after such Contract Anniversary, including any Withdrawal Charges.
Any transfer from the Subaccounts to the Fixed Account and any partial withdrawal of Contract Value will reduce the HAV Value in the same proportion as the HAV Base is reduced by the transfer to the Fixed Account and the partial withdrawal of Contract Value. The reduction in HAV Value may be more than the amount transferred to the Fixed Account and the amount of the partial withdrawal of Contract Value.
The HAV Covered Person is the oldest Owner, or the oldest Annuitant if the Owner is not a natural person, on the Issue Date, unless the surviving spouse continues the Contract as the new HAV Covered Person.
If the HAV Value is higher than the Contract Value as of the Death Benefit Date, the Company will allocate an additional amount equal to the difference between the Contract Value and the HAV Value to the Subaccounts based on their respective values as of the Death Benefit Date except in the case of spousal continuation.
If any Purchase Payments are made after the highest Contract Value has been determined but before the Owner’s death, then the total Purchase Payments used to calculate the HAV Value will be increased by the amount of each Purchase Payment on the date it is received.

HAV Death Benefit Example (With No Withdrawals):
Assume:

•	You elected the HAV Death Benefit.

•	An initial Purchase Payment of $60,000 allocated to the Subaccounts.

•	The HAV Covered Person, the oldest Owner, is age 65 on the Open Date.

•	An additional Purchase Payment of $40,000, allocated to the Subaccounts, is made on the first Contract Anniversary.

•	No withdrawals are taken during Contract Years 1-8.

•	The Owner dies in Contract Year 9.

•	The Contract Value on the Death Benefit Date is $135,000.

•	The adjusted Purchase Payment value on the Death Benefit Date is $100,000.

•
The highest Contract Value is $145,000 as determined on the eighth Contract Anniversary. The additional Purchase Payment of $40,000 is made on any Contract Anniversary before the highest Contract Value is determined.

•	There is no additional Purchase Payment after the highest anniversary Contract Value is determined. So, there will be no adjustment to the total Purchase Payments for any subsequent Purchase Payment.
The Death Benefit Amount will be the greatest of:

Contract Value on the Death Benefit Date	=	$135,000

Total Purchase Payments, adjusted for partial withdrawals	=	$100,000

Highest Contract Value on any Contract Anniversary	=	$145,000

The HAV Death Benefit Payable to the Beneficiary (ies)	=	$145,000
HAV Fee
The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by dividing the annual HAV Fee Rate by four and then multiplying by the HAV Value. The HAV Fee is deducted pro-rata from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter. After the HAV Death Benefit is terminated, the HAV Fee is also terminated.
ROP Death Benefit
Under the ROP Death Benefit, the death benefit on the Death Benefit Date will be the higher of:

(a)	The Contract Value; and

(b)	The ROP Value, which is equal to:

•	the ROP Value last determined;

•	increased by any Purchase Payment allocated to the Subaccounts;

•	increased by the amount transferred from the Fixed Account to the Subaccounts;

•	adjusted proportionately for any partial withdrawal taken from the Subaccounts, as described below; and

•	adjusted proportionately for any amount transferred to a Guarantee Period on that day, as described below.
The ROP Value can never exceed the Maximum ROP Value, which is the sum of all Purchase Payments, less any partial withdrawals including any Withdrawal Charges.

Any transfer from the Subaccounts to the Fixed Account and any partial withdrawal of Contract Value will reduce the ROP Value in the same proportion as the ROP Base is reduced by the transfer to the Fixed Account and the partial withdrawal of Contract Value. The reduction in ROP Value may be more than the amount transferred to the Fixed Account and the amount of partial withdrawal of the Contract Value.
If the ROP Value is higher than the Contract Value as of the Death Benefit Date, the Company will allocate an additional amount equal to the difference between the Contract Value and the ROP Value to the Subaccounts based on their respective values as of the Death Benefit Date except in the case of spousal continuation.
ROP Death Benefit Example (With No Withdrawals):
Assume:

•	You elected the ROP Death Benefit.

•	An initial Purchase Payment of $60,000 allocated to the Subaccounts.

•	The ROP Covered Person, the oldest Owner, is age 65 on the Open Date.

•	An additional Purchase Payment of $40,000 allocated to the Subaccounts is made on the first Contract Anniversary.

•	No withdrawals are taken during Contract Years 1-8.

•	The Owner dies in Contract Year 9.

•	The Contract Value on the Death Benefit Date is $70,000.

•	The ROP Value is the adjusted Purchase Payments of $100,000.
The Death Benefit Amount will be the greatest of:

Contract Value	=	$ 70,000

Total Purchase Payments, adjusted for partial withdrawals	=	$100,000

The ROP Death Benefit Payable to the Beneficiary(ies)	=	$100,000
ROP Fee
The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by dividing the annual ROP Fee Rate by four and then multiplying by the ROP Value. The ROP Fee is deducted pro-rata from each Subaccount to which the Contract Value is allocated on the last day of each Contract Quarter.
Impact of Partial Withdrawals under the Optional Death Benefits
If any partial withdrawals are made, each partial withdrawal will reduce the value of your optional death benefit in the same proportion as the Contract Value is reduced by the partial withdrawal. The reduction in the value of your optional death benefit may be more than the amount of the partial withdrawal.
HAV Death Benefit
The portion of any partial withdrawal taken from the Subaccounts will reduce the HAV Value in the same proportion as the HAV Base is reduced by the partial withdrawal.
A partial withdrawal will reduce your HAV Value such that the HAV Value after the withdrawal is equal to:
A x    (1 - (B/C))

Where:

•	A is the HAV Value before the partial withdrawal;

•	B is the amount of the partial withdrawal taken from the Subaccounts including any Withdrawal Charges; and

•	C is the HAV Base before the partial withdrawal.
HAV Death Benefit Example (With Withdrawals):
Assume:

•	You elected the HAV Death Benefit.

•	An initial Purchase Payment of $60,000 allocated to the Subaccounts.

•	The Owner is the HAV Covered Person.

•	The HAV Covered Person is age 65 on the Open Date.

•	An additional Purchase Payment of $40,000 allocated to the Subaccounts is made on the first Contract Anniversary.

•	At the end of Contract Year 5, the Contract Value is $150,000, the HAV Value is $175,000 and the total Purchase Payments are $100,000.

•	On the first day of Contract Year 6, you take a $30,000 withdrawal, including Withdrawal Charges.

•	Immediately following the withdrawal, the Contract Value is $120,000, the adjusted Purchase Payment value is $80,000*, and the HAV Value is $140,000**.

•	There were no Step-Ups in Contract Years 7-9.

•	The Owner dies in Contract Year 9.

•	The Contract Value on the Death Benefit Date is $90,000 and the values of the adjusted Purchase Payments and HAV remain $80,000 and $140,000 respectively.
The Death Benefit Amount will be the greatest of:

Contract Value	=	$ 90,000

Total Purchase Payments, adjusted for partial withdrawals*	=	$ 80,000

Highest Contract Value on any Contract Anniversary**	=	$140,000

The Death Benefit Amount would therefore	=	$140,000
ROP Death Benefit
The portion of any partial withdrawal taken from the Subaccounts will reduce the ROP Value in the same proportion as the ROP Base is reduced by the partial withdrawal. The reduction in ROP Value may be more than the amount of the partial withdrawal taken from the Subaccounts.
A partial withdrawal will reduce your ROP Value such that the ROP Value after the withdrawal is equal to:
A x    (1 - (B/C))
Where:

•	A is the ROP Value before the partial withdrawal;

•	B is the amount of the partial withdrawal taken from the Subaccounts including any Withdrawal Charges; and

•	C is the ROP Base before the partial withdrawal.

The portion of any partial withdrawal taken from the Subaccounts will reduce the ROP Value in the same proportion as the ROP Base is reduced by the partial withdrawal.
ROP Death Benefit Example (With Withdrawals):
Assume:

•	You elected the ROP Death Benefit.

•	An initial Purchase Payment of $60,000 allocated to the Subaccounts.

•	The Owner is the ROP Covered Person.

•	The ROP Covered Person is age 65 on the Open Date.

•	Additional Purchase Payment of $40,000 allocated to the Subaccounts is made on the first Contract Anniversary.

•	The Contract Value grows to $150,000 during Contract Years 1-8.

•	You take a withdrawal of $30,000 in Contract Year 9.

•	The Owner dies in Contract Year 9.

•	The Contract Value on the Death Benefit Date is $90,000.

•	The ROP Value is the adjusted Purchase Payments of $80,000.
The Death Benefit Amount will be the greatest of:

Contract Value	=	$90,000

Total of Purchase Payments, adjusted for partial withdrawals***	=	$80,000

The ROP Death Benefit Amount Payable to the Beneficiary (ies)	=	$90,000

*
The total Purchase Payments adjusted for the partial withdrawals is calculated as follows: Purchase Payments before withdrawal x (1 – withdrawal amount ÷ Contract Value prior to withdrawal) = $100,000 x [(1 – ($30,000 ÷ $150,000)] = $80,000.

**
The HAV Value adjusted for the partial withdrawal is calculated as follows: HAV Value prior to withdrawal x (1 – withdrawal amount ÷ Contract Value prior to withdrawal) = $175,000 x [(1 – ($30,000 ÷ $150,000)] = $140,000.

***
Purchase Payments adjusted for partial withdrawals are calculated as follows: Purchase Payments x (1 – withdrawal amount ÷ Contract Value prior to withdrawal) = $100,000 x [(1 – ($30,000 ÷ $150,000)] = $80,000.

Spousal Considerations - Death Benefit
If your spouse is the sole Beneficiary, upon your death, your spouse may elect to continue the Contract by becoming the new Owner rather than receive the death benefit. If an optional death benefit is in effect, your surviving spouse may elect to continue the optional death benefit as the HAV Covered Person or the ROP Covered Person. In this case, the value of the HAV Death Benefit or ROP Death Benefit will be set to equal its value on the Death Benefit Date. Thereafter, the value of the HAV Death Benefit or ROP Death Benefit may change, depending upon your surviving spouse’s age and whether additional purchase payments and withdrawals are made.
The right to spousal continuance may be exercised only once for the optional death benefits. If the surviving spouse remarries and then dies, the optional death benefit cannot be continued.
Method of Paying Death Benefit
The death benefit may be paid in a single cash payment or as an annuity, under a fixed Annuity Payment Option or under any other payment option we may make available, subject to requirements under federal tax laws. We describe the fixed Annuity Payment Options in this Prospectus under “
THE INCOME PHASE - ANNUITIZATION PROVISIONS
.”

During the Accumulation Phase, you may elect the method of payment for the death benefit (that is permitted under federal tax laws) by sending us at our Service Address a completed election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity, subject to requirements under federal tax laws. If the Beneficiary does not provide all documents and information required by us to begin annuity payments within the time period permitted under the Code or the predetermined payout options does not comply with the federal tax laws , the predetermined payout option will no longer apply. If the Beneficiary is your surviving spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us written notice in a form acceptable to us.
If we pay the death benefit in the form of a fixed Annuity Payment Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Payment Option.
Payment of Death Benefit
If the death benefit is to be paid to a Beneficiary in a lump sum, we will make such payment within seven days of the date the Company receives Due Proof of Death from that Beneficiary, except if we are permitted to defer payment in accordance with the 1940 Act. (See “
Deferral of Payments and Transfers
.”)
If payment is not made to the Beneficiary within seven days as described above, interest will be added as follows:

(a)
beginning on the eighth day, interest shall accrue at the rate or rates applicable to the Contract for funds left on deposit with the Company or, if the Company has not established a rate for funds left on deposit, at the
Two-Year
Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, the Company shall use the rate in effect on the date that the Company receives Due Proof of Death; and

(b)
additional interest at a rate of 10% annually shall begin accruing 31 days from the latest of (i), and (ii), where: (i) is the date that Due Proof of Death from the applicable Beneficiary was received by the Company, and (ii) is the date that legal impediments to payment of proceeds that depend on the action of parties other than the Company are resolved and sufficient evidence of the same is received by the Company. Legal impediments to payment include, but are not limited to (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.

Certain states may require a different interest calculation. (See “
APPENDIX E - STATE LAW VARIATIONS
.”)
If settlement under an Annuity Payment Option is elected, the Annuity Income Date will be the first Valuation Period following the Death Benefit Date. We will maintain the Contract Value in the Accumulation Phase until the Annuity Income Date. However, if the amount to be applied under the Annuity Payment Option is less than $2,000, or if the modal annuity payment payable in accordance with such option is less than the $100, we will pay the death benefit to the Beneficiary in a single lump sum.
Non-Qualified
Contracts
If your Contract is a
Non-Qualified
Contract, special distribution rules apply to the payment of the death benefit under the Code (“NQ Distribution Rules”). The amount of the death benefit must be distributed either (1) as a lump sum within five years after your death, or (2) in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Code, with payments beginning no later than one year after your death.
The person you have named as Beneficiary under your Contract, if any, will be the “designated Beneficiary.”
If the designated Beneficiary is your surviving spouse, your spouse may continue the Contract as Owner. The NQ Distribution Rules will then apply on the death of your spouse if the surviving spouse does not remarry. To understand what happens when your spouse continues the Contract, see “
Spousal Considerations - GLWB
” and “
Spousal Considerations - Death Benefit
.”

During the Income Phase, if the Annuitant dies, the remaining value of the fixed Annuity Payment Option in place must be distributed at least as rapidly as the method of distribution under that Annuity Payment Option.
If the Owner is not a natural person, the NQ Distribution Rules apply upon the death or removal of any Annuitant.
Payments made in contravention of the NQ Distribution Rules would adversely affect the treatment of the Contracts as annuity contracts under the Code. Neither you nor the Beneficiary may exercise rights that would have that effect.
Qualified Contracts
If your Contract is a Qualified Contract, the following rules apply to the payment of the death benefit:
The death benefit may be (1) taken as an immediate lump sum, (2) deferred for any period up to December 31 st
of the tenth year after your death, or (3) taken in the form of an annuity over a period that does not extend beyond December 31 st
of the tenth year after your death.
If, on the date of your death, the Beneficiary is not more than ten years younger than you or is “disabled” or “chronically ill” as either of those terms is defined under federal tax laws, restriction (3) above does not apply and the death benefit may also be taken in the form of an annuity over the Beneficiary’s lifetime or life expectancy.
If the sole Beneficiary is your surviving spouse, the Beneficiary may also elect to continue the Contract. This election is made by sending us written notice in a form acceptable to us. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.
If the Beneficiary is your child and under age 21 on the date of your death, the Beneficiary may elect to defer receipt of the death benefit for any period up to December 31 st
of the tenth year after reaching age 21, or take the death benefit in the form of an annuity over a period that does not extend beyond December 31 st
of the tenth year after reaching age 21.
Selection and Change of Beneficiary
You select your Beneficiary in your Application. Subject to the rights of an irrevocable Beneficiary, you may change or revoke the Beneficiary designation. A change of Beneficiary will not be binding on us until we receive written notification, in Good Order. When we receive such notification and it is in Good Order, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the request.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Contract’s Annuity Income Date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate a Beneficiary, or a Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if a Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete contact information, if and as they change.
THE INCOME PHASE - ANNUITIZATION PROVISIONS
During the Accumulation Phase, you may at any time elect an Annuity Income Date to begin receiving payments under any available fixed Annuity Payment Option, subject to the restrictions of the federal tax law and certain restrictions as described below. The Income Phase of your Contract begins on the Annuity Income Date. On that date, we apply your Contract Value, less any premium tax or similar tax, to the fixed Annuity Payment Option you have selected, and we make the first annuity payment. Only fixed Annuity Payment Options are available.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to fixed Annuity Payment Option 3, Payments for a Specified Period Certain, as described under “Fixed Annuity Payment Options,” and you cannot change the fixed Annuity Payment Option selected. You may request a full withdrawal before the Annuity Income Date, which will be subject to all charges applicable to withdrawals. (See “
Withdrawal Charge
.”)
On and after the Annuity Income Date, your Beneficiary (or Beneficiaries) will have the right to receive the remaining payments, if any, under the Annuity Payment Option elected, following the death of the Annuitant, subject to requirements under federal tax laws. The federal tax laws may also prohibit the election of Joint and Survivor Annuity Options as a death benefit under the Contract. Your designated Beneficiary (or Beneficiaries) will not have the right to receive any death benefit. If you have elected an optional living benefit or an optional death benefit, annuitizing your Contract terminates these benefit riders.
Selection of Annuitant(s)
You select the Annuitant(s) in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life annuity payments involving life contingencies are based. If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant. In the case of joint Annuitants, if either Annuitant dies prior to the Annuity Income Date, the surviving Annuitant will become the sole Annuitant. The Annuitant becomes the Payee on the Annuity Income Date.
When a fixed Annuity Payment Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.
Your Annuity Income Date
The following restrictions apply to the Annuity Income Date you may select:

•	The earliest possible Annuity Income Date is the first Contract Anniversary;

•
The Maximum Annuity Income Date is the first day of the month following the Contract Anniversary after the Annuitant’s 100 th
birthday and, if there is a joint Annuitant, the youngest Annuitant’s 100 th
birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law;

•	We must receive your selection, in Good Order, at least 30 days before the requested Annuity Income Date; and

•	Any request to change the Annuity Income Date must be received at least 30 days before the current Annuity Income Date.
If you do not select otherwise, your Annuity Income Date will be the Maximum Annuity Income Date.
Your retirement plan or applicable law may also restrict your ability to defer receiving income from your Contract. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence as follows: If you were born before July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 70
1
⁄
2
. If you were born on or after July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 72. If you were born on or after January 1, 1951, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 73. For non-IRAs,
distributions must begin no later than April 1 of the calendar year following the year in which you attain the applicable age or the date of retirement if it is later. For that year, and each succeeding year, a distribution must be made on or before December 31.
Fixed Annuity Payment Options
You may select a fixed Annuity Payment Option, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Income Date. If we have not received your written selection on the 30th day before the Annuity Income Date, the Annuitant will receive fixed Annuity Payment Option 2, for a life annuity with annual payments certain for 10 years. There may be additional limitations on the Annuity Payment Option you may elect under your particular retirement plan or applicable law.

We offer the following fixed Annuity Payment Options for payments during the Income Phase. We may also agree to other settlement options, at our discretion.
If your Contract is a Qualified Contract, in general, payments cannot extend beyond December 31 st
of the tenth year after your death, even if you elect a joint life option. If, on the date of your death, the Beneficiary/joint Annuitant is your spouse, or is not more than ten years younger than you or is “disabled” or “chronically ill” as either of those terms is defined under federal tax laws, this restriction does not apply and the Beneficiary/joint Annuitant may receive payments for the remainder of the period certain or joint Annuitant’s lifetime, regardless of its duration. If the Beneficiary/joint Annuitant is your child and under age 21 on the date of your death, the Beneficiary/joint Annuitant may receive periodic payments over a period that does not extend beyond December 31 st
of the tenth year after the Beneficiary/Joint Annuitant attains age 21.

1.	Single-Life Annuity
We provide payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary. Note that if the Annuitant dies prior to the end of the first month after the Annuity Income Date, only one annuity payment will be made.

2.	Life Annuity with Period Certain
We make payments during the longer of the Annuitant’s lifetime, or a selected period of no less than five (5) years and no more than thirty (30) years. In addition, we guarantee that the Beneficiary will receive payments for the remainder of the period certain, if the Annuitant dies during that period, unless the Beneficiary elects to receive the discounted value of the remaining payments in one sum. The selection of a longer period results in smaller payments. If no Beneficiary is designated, we pay the discounted value of any remaining payments in one lump sum to the Annuitant’s estate.
If your Contract is a Qualified Contract, in general, the Beneficiary must take any remaining payments over a period that does not extend beyond December 31st of the tenth year after your death. If, on the date of your death, the Beneficiary is your spouse, or is not more than ten years younger than you or is “disabled” or “chronically ill” as either of those terms is defined under federal tax laws, this restriction does not apply and the Beneficiary may receive monthly payments for the remainder of the period certain, regardless of its duration. If the Beneficiary is your child and under age 21 on the date of your death, the Beneficiary may take any remaining payments over a period that does not extend beyond December 31st of the tenth year after the Beneficiary attains age 21.

3.	Period Certain
We make payments for a specified period of time you select from ten (10) to thirty (30) years. The longer the period you select, the smaller the payments will be. The payment period may not exceed the Annuitant’s life expectancy. If the Annuitant dies before the end of the period selected, payments will continue to the Beneficiary until the end of the period unless the Beneficiary elects to receive the discounted value of the remaining payments in one sum.

4.	Joint and Survivor Annuity
We make payments while the Annuitant and the joint Annuitant are alive. After the death of one of the Annuitants, we will continue to make payments for the lifetime of the surviving Annuitant. Annuity payments stop when the surviving Annuitant dies.
If your Contract is a Qualified Contract, this Annuity Option is available only if the Annuitant and the joint Annuitant are spouses.

5.	Joint and Survivor Annuity with a Period Certain
We make payments for the longer of:

(a)	the Annuitant’s lifetime and joint Annuitant’s lifetime, or

(b)	the period selected (at least 5 years but not more than 30 years).

If both Annuitants die before the end of the period, payments will continue to the Beneficiary until the end of the period unless the Beneficiary elects to receive the discounted value of the remaining payments in one lump sum.
If your Contract is a Qualified Contract, this Annuity Option is available only if the Annuitant and joint Annuitant are spouses.
We make monthly, quarterly, semi-annual and annual modal payments subject to a minimum modal payment.
Remember that the Annuity Payment Option may not be changed.
Determination of Amount of Annuity Payments
Adjusted Contract Value
The adjusted Contract Value is the amount we apply to your fixed Annuity Payment Option to provide fixed annuity payments. We calculate adjusted Contract Value by taking your Contract Value on the Business Day just before the Annuity Income Date and deducting any applicable premium tax or similar tax.
Fixed Annuity Payments
Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the Contract Value and the applicable “annuity payment rates.” These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Income Date if they are more favorable. (See “
Interest Rates and Mortality Table
.”)
Minimum Payments
If your Contract Value is less than $2,000 at the end of the Valuation Period immediately before the Annuity Income Date, or the modal annuity payment would be less than $100, we will pay the Annuity Contract Value to the Annuitant in one payment, except as otherwise provided under the GLWB, if elected.
Interest Rates and Mortality Table
The mortality table used in determining the guaranteed minimum annuity payment rates for the fixed Annuity Payment Options is the Annuity 2000 Mortality Table projected for mortality improvements using Projection Scale G. The interest rate used is 1%.
An Adjusted Age is used to determine the applicable guaranteed minimum annuity payment rate. The Adjusted Age equals the actual age(s) of the Annuitant(s), in completed years and months, as of the Annuity Income Date, less an age setback. The age setback is one year for Annuity Income Dates occurring during the years 2020-2029; the age setback is two years for Annuity Income Dates occurring during the years 2030-2039; and so on.
Guaranteed minimum annuity payments are applied to Adjusted Ages for the fixed Annuity Payment Options. Rates for Adjusted Ages expressed in completed years and months will be based on straight line interpolation between the appropriate annuity payment rates in the Contract.
GENERAL PROVISIONS
Deferral of Payments and Transfers
The Company may suspend or defer payment of any amount due from the Variable Account, including the death benefit or any transfer among Subaccounts, if:

•	the NYSE is closed (except weekends and holidays),

•	trading on the NYSE is restricted,

•
the SEC determines that an emergency exists and that it is not reasonably practicable to: (i) dispose of securities held in the Variable Account; or (ii) determine the value of the net assets of the Variable Account, or

•	the SEC permits a delay for the protection of Owners.
If, pursuant to SEC rules, a government money market fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated. We may also defer payment of amounts payable from the Fixed Account for withdrawal requests and death benefits for up to six months if permitted by our domiciliary insurance department.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or restrict an Owner’s account and thereby refuse to honor any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your Contract to governmental regulators.
Electronic Delivery of Contract Information
During the Accumulation Phase, we may make available for Owners the option to receive to receive prospectuses, transaction confirmations, reports and certain other communications in electronic format, instead of receiving paper copies. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your
e-mail
address, to avoid any disruption of deliveries to you. You have the right to receive a paper copy of our communications at any time, free of charge. You can stop eDelivery by updating the consent in your user profile. We are not required to offer the electronic delivery service and may discontinue it in whole or in part at any time. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our Service Address or by telephone at
(800) 374-3714).
Exercise of Contract Rights
Contract rights and privileges can be exercised by the Owner and Joint Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Income Date, except as the Contract otherwise provides.
The Annuitant becomes the Payee on and after the Annuity Income Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Income Date, or on the death of the Annuitant after the Annuity Income Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.
Change of Ownership
A Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose unless allowed under applicable law.
The Owner of a
Non-Qualified
Contract may change the ownership of the Contract prior to the Annuity Income Date. A change of ownership will not be binding on us until we receive written notification, in Good Order. When we receive such notification and it is in Good Order, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the request. If you change the Owner of a
Non-Qualified
Contract without full and adequate consideration, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.
Voting of Fund Shares
To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us or the Funds. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. You are permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Subaccount. We calculate this value based on the number of Variable Accumulation Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit on that date. We count fractional votes.
We will vote any shares owned by us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.
Reports to Owners
We will send you, by regular U.S. mail, an immediate confirmation statement of all Purchase Payments, non-automated
withdrawals, (including any Withdrawal Charge and federal taxes on withdrawals), death benefit payments, annuity payments and transfers (excluding DCA program transfers). In addition, we will send you, by regular U.S. mail, a quarterly confirmation statement showing your current Contract Value, death benefit value, and investment allocation. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, transfers (including DCA program transfers), partial withdrawals, systematic withdrawals, optional rider payments, portfolio rebalancing, and any Annual Contract Fee assessed
.
If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and certain reports on our website.
It is your obligation to review confirmation statements carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.
Substitution of Securities
Shares of any or all Funds may not always be available through the Subaccounts under the Contract. We may add or delete Funds or other investment companies available through Subaccounts under the Contract. We may also substitute shares of another Fund or shares or units of another
SEC-registered
investment company for the shares held in any Subaccount. We will not make any substitution without SEC approval and any state insurance department approval, if required. We may close Subaccounts to allocation of Purchase Payments or Contract Value, or both, in our sole discretion.
Change in Operation of Variable Account
At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Subaccounts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event registration is no longer required. We will not deregister the Variable Account without SEC approval. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as may be necessary and appropriate to effect the change.
Splitting Units
The Company reserves the right to split or combine the value of Variable Accumulation Units. In effecting any such change of unit values, strict equity will be preserved, and no change will have a material effect on the benefits or other provisions of the Contract.

Modification
Upon notice to the you, we may modify the Contract if such modification: (a) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (b) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; (c) is necessary to reflect a change in the operation of the Variable Account or the Subaccounts; (d) provides additional Variable Account options; or (e) may otherwise be in the best interests of Owners. In the event of any such modification, the Company may make appropriate endorsement to the Contract and supplement this Prospectus to reflect such modification. The Company cannot make any modification that reduces or eliminates the benefits or coverage, or impairs or invalidates any right granted to the Owner under the Contract except for amendments to conform to changes in any applicable provisions or requirements of the Code.
Misstatement of Age or Sex
If the age or sex of any Annuitant, Beneficiary or Owner has been misstated, the amount payable by us will be that which would be due if the true age or sex had been stated. If we make or have made any overpayments or underpayments due to the misstatement, the excess amount and interest at a rate not to exceed 6.00% per annum will be charged against, or added to, payments coming due after the adjustment.
Assignment
Any assignment of rights under the Contract must be received by us in writing. Unless otherwise specified, assignments will be effective as of the date on which the request is signed by the Owner, subject to any action taken by the Company prior to its receipt of the assignment request. In no event will the Company be responsible for the validity of the assignment. We have no liability under any assignment for our actions or omissions made in good faith. A Qualified Contract may not be sold, assigned, transferred, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose unless allowed under applicable law. The GLWB will terminate if an assignment results in an ownership change that has the effect of changing the GLWB Covered Person(s) except as described above in the Effect of Divorce on the GLWB and Death of the Owner provisions.
Incontestability
The Contract is incontestable.
Nonparticipating
The Contract is nonparticipating and will not share in any profits or surplus earnings of the Company and, therefore, no dividends are payable under the Contract.
Proof of Age and Survival
The Company shall have the right to require reasonable evidence of the age and survival of any Annuitant.
Reservation of Rights
We reserve the right, to the extent permitted by law, to: (1) deregister the Variable Account under the 1940 Act; (2) combine the Variable Account with one or more other separate accounts; (3) operate the Variable Account as a management investment company or in any other form permitted by law; (4) substitute shares of a Fund (or portfolios or classes thereof) for shares of another investment company (or portfolios or classes thereof) if shares of such Fund (or portfolios or classes thereof) are not available, or if, in the Company’s judgment, further investment in such Fund’s shares (or portfolios or classes thereof) is no longer appropriate in view of the purposes of the Variable Account; (5) add or delete Funds (or portfolios or classes thereof) and corresponding Subaccounts; (6) restrict or eliminate any rights of Owners or other persons who have the right to give voting instructions as to the Variable Account; (7) cease accepting Purchase Payments under the Contract; (8) close or liquidate a Subaccount if, in the Company’s sole discretion, marketing, tax, investment, or other conditions warrant such change; and (9) transfer assets in the Variable Account to another separate account. We will provide you with notice of these changes to your rights under the Contract as required by federal and state laws.
Right to Examine and Cancel
The Contract contains a Right to Examine provision. You may return and cancel your Contract within 10 days after receiving it (30 days if your Contract was purchased as part of a replacement or later, if required by your state). We will return your Contract Value as of the end of the Valuation Period when we receive your cancellation request in Good Order plus any amount deducted from your Purchase Payments. This amount may be more or less than the original Purchase Payment. If the Contract is issued in a state requiring the return of Purchase Payments, you will receive the greater of (1) your Contract Value as of the Valuation Period we receive your cancellation request, reduced by the applicable Annual Contract Fee and the Withdrawal Charge or (2) your total Purchase Payments made as of that date.
If you are establishing an Individual Retirement Annuity (“IRA”), the Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within seven days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a right to return as set forth in the preceding paragraph, notwithstanding the provisions of the Code.
TAX PROVISIONS
This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
U.S. Federal Income Tax Provisions
This discussion is not intended to provide tax advice and assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. Before entering into the Contract or initiating any transaction, you should consult a competent tax advisor.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. No attempt has been made to consider any applicable state or other tax laws.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities, including the Contracts. An owner who is a “natural person” will not generally be taxed on increases, if any, in the Contract Value until all or part of the Contract Value is distributed.
Taxation of
Non-Qualified
Contracts
Deductibility of Purchase Payments.
For federal income tax purposes, Purchase Payments made under
Non-Qualified
Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a
Non-Qualified
Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.
Pre-Distribution
Taxation of Contracts.
Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any Payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.
Also, corporate (or other
non-natural
person) Owners of a
Non-Qualified
Contract will generally incur a current tax liability on Contract Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity,” which the Code defines as a single premium contract with an Annuity Income Date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural
person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).
Distributions and Withdrawals from
Non-Qualified
Contracts.
The Contract Value of a
Non-Qualified
Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.
Any withdrawal of less than your entire Contract Value under a
Non-Qualified
Contract before the Annuity Income Date must be treated as a receipt of investment earnings to the extent the Contract Value immediately prior to the withdrawal exceeds the “investment in the contract.” You may not treat such withdrawals as a non-taxable
return of Purchase Payments unless you have first withdrawn the entire amount of the Contract Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a
Non-Qualified
Contract, the Code provides that all
Non-Qualified
Contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Contract Value under a
Non-Qualified
Contract before the Annuity Income Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of the Contract), less any Purchase Payments that were amounts previously received which were not includable in income).
We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS information about your withdrawal. Under the Code, any withdrawal from a
Non-Qualified
Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Contract Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Contract Value plus an additional amount representing the value of an optional benefit. If this were to occur, election of an optional benefit could cause any withdrawal, including a withdrawal under the withdrawal benefit of any optional living benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional benefit (or, if applicable, prior to renewing your participation in any optional living benefit), you should consult with a qualified tax professional as to the meaning of “cash value.”
Annuity Payments.
A Payee who receives annuity payments under a
Non-Qualified
Contract after the Annuity Income Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to the total Purchase Payments, no further exclusion is allowed, and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.
Penalty Tax on Certain Withdrawals.
A penalty tax of 10% may also apply to taxable cash withdrawals, including Free Withdrawal Amounts and lump-sum
payments from
Non-Qualified
Contracts. This penalty will generally not apply to: (i) distributions made after age 59
1
/
2
; (ii) distributions pursuant to the death or disability (as defined in the Code) of the Owner; (iii) distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or (iv) distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.
Taxation of
Non-Qualified
Death Benefit Proceeds.
Generally, death benefits paid upon the death of an Owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the Contract. For this purpose, the amount of the investment in the Contract is not affected by the Owner’s or Annuitant’s death,
i.e.
, the investment in the Contract must still be determined by reference to the Owner’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.
If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.
For a
Non-Qualified
Contract
to be treated as an annuity contract for federal income tax purposes, the terms of the
Contract must provide the following distribution rules:

(1)	If the Owner dies before the date annuity payouts begin, the entire Contract Value must generally be distributed within five years after the date of death;

(2)
If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death;

(3)	If the sole designated Beneficiary is the Owner’s spouse, the Contract may be continued in the name of the spouse as Owner; and

(4)
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

Transfers, Assignments or Exchanges of a Contract.
A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner or the selection of certain maturity dates may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer or assignment should consult a qualified tax professional as to the tax consequences.

Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
In Revenue Procedure
2011-38,
the IRS set forth the rules as to when a partial transfer between annuity contracts will be treated as a tax-free
exchange under Section 1035 of the Code. Under Rev. Proc.
2011-38:
The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days beginning on the date of the transfer; and
Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a qualified tax professional.
Withholding.
Annuity distributions are generally subject to withholding for the Annuitant or other Payee’s federal income tax liability. An Annuitant or other Payee can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts.
All
non-qualified
deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.
Partial Annuitization.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.
Taxation of Qualified Contracts
Currently, we offer Qualified Contracts only as Traditional IRAs or Roth IRAs under Section 408 and 408A of the Code.
“Qualified Contracts” are Contracts used with plans that receive tax-deferral
treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral
treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral
treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral.
Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.
Individual Retirement Accounts and Annuities.
Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred
basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions, including Free Withdrawal Amounts, made before age 59
1
/
2
, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information.
The IRS imposes special information requirements with respect to IRAs and we will provide the necessary information for Contracts issued as Individual Retirement Annuities. If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

IRAs are subject to required minimum distributions under the Code. For more information, see “
Required Minimum Distributions
” below.
You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Examine and Cancel.”
Roth Individual Retirement Arrangements.
Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible.
Provided certain conditions are satisfied, distributions are generally tax-free.
Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure
2006-13,
fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion. Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59
1
/
2
(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA, the IRS rules for determining the amount of your taxable income at the time of conversion include an amount based on the RMD actuarial present value requirements. Thus, your election of a Contract’s optional benefit could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.
The IRS imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.
Distributions and Withdrawals from Qualified Contracts.
In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59
1
/
2
, except in certain circumstances.
An exception to the 10 percent early withdrawal tax penalty applies to distributions from IRAs and other applicable eligible retirement plans (as defined under federal tax laws) for the birth or adoption of a child. The maximum amount of such distribution for any individual is $5,000. The distribution must be made during the one-year period beginning on the date on which a child of the individual is born or on which the legal adoption by the individual of an eligible adoptee is finalized. In addition, such distributions, if recontributed to the eligible retirement plan, will be treated as a rollover and thus not includible in income, provided they are recontributed within three years after the distribution. For prior distributions, the repayment period ends December 31, 2025.
Another exception to the 10 percent early withdrawal tax penalty applies to distributions to individuals who have an illness or condition that is reasonably expected to result in death in 84 months or less.
Effective for distributions made after December 31, 2023, one withdrawal of up to $1,000 per year for unforeseeable or immediate financial needs relating to personal or family emergency expenses will not be subject to the 10 percent early withdrawal tax penalty. The withdrawal may be repaid within three years. Only one withdrawal per three-year repayment period is permitted if the first withdrawal has not been repaid.
Certain requirements set forth in the Code need to be satisfied before the above exceptions will apply, and other exceptions are available. You should consult a qualified tax professional for more information.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered
annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to a Qualified Contract, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered
annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance into a Qualified Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.
An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered
annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

•	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

•	any required minimum distribution; or

•	any hardship distribution.
Taxation of Qualified Death Benefit Proceeds.
Generally, death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includable in the income of the recipient.
If the Owner dies after December 31, 2019
, regardless of whether RMD distributions have begun, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the tenth anniversary of the Owner’s death unless an election is made to receive distributions in accordance with the following distribution rules:

(1)
If, on the date of the Owner’s death, the Beneficiary is not more than ten years younger than the Owner or is “disabled” or “chronically ill” as either of those terms is defined under federal tax laws, the death benefit may also be taken in the form of an annuity over the Beneficiary’s lifetime or life expectancy;

(2)
If the Beneficiary is the Owner’s child and under age 21 on the date of the Owner’s death, the Beneficiary may elect to defer receipt of the death benefit for any period up to December 31st of the tenth year after reaching age 21, or take the death benefit in the form of an annuity over a period that does not extend beyond December 31st of the tenth year after reaching age 21;

(3)
If the sole Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions; and

(4)
If the Owner dies on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the Beneficiary must take any remaining payments over a period that does not extend beyond December 31st of the tenth year after your death. If, on the date of your death, the Beneficiary is your spouse, or is not more than ten years younger than you or is “disabled” or “chronically ill” as either of those terms is defined under federal tax laws, this restriction does not apply. If the Beneficiary is your child and under age 21 on the date of your death, the Beneficiary may take any remaining payments over a period that does not extend beyond December 31st of the tenth year after the Beneficiary attains age 21.

Withholding.
In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a Beneficiary who is not the surviving spouse may elect a direct rollover only to a so-called
inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries. In the case of a distribution from (i) a
Non-Qualified
Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.
Investment Diversification and Investor Control
The Treasury Department has issued regulations that prescribe investment diversification requirements for the Funds underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations. You bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of a Fund to be adequately diversified.
In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. In Revenue Ruling 2003-91, the IRS provided guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying that contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Variable Account. You bear the risk that you may be treated as the owner of Variable Account assets and taxed accordingly.
Tax Treatment of the Company and the Variable Account
As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.
Impact of Optional Living Benefits and Optional Death Benefits
For further discussion on the impact of a GLWB, see “
Tax Issues Under a GLWB
.”
Required Minimum Distributions.
If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain lifetime required minimum distribution (RMD) requirements imposed by the Code and IRS regulations. If you were born before July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 70
1
⁄
2
. If you were born on or after July 1, 1949, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 72. If you were born on or after January 1, 1951, your required beginning date is April 1 of the calendar year following the calendar year in which you reach age 73. For non-IRAs,
distributions must begin no later than April 1 of the calendar year following the year in which you attain the applicable age or the date of retirement if it is later. For that year, and each succeeding year, a distribution must be made on or before December 31. The RMD Amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulation.

The IRS RMD regulations provide that the annual RMD amount is to be calculated based on the Contract Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional death and living benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD Amount. Because of the above actuarial present value requirements, your election of a Contract’s optional benefit could cause your RMD Amount to be higher than it would be without such an election. Additionally, if your RMD Amount exceeds your guaranteed withdrawal amount under an optional living benefit, you may have to withdraw more than the guaranteed withdrawal amount to avoid the imposition of an excise tax, and this may cause a reset of your guaranteed withdrawal benefit.
Prior to electing to participate in any optional benefit, you should consult with a qualified tax professional as to the possible effect of an optional benefit on your yearly RMD Amount.
You may take an RMD Amount calculated for a particular Individual Retirement Annuity from that Annuity or from any other IRA you may have established.
If you are subject to the RMD requirements and have selected the GMAB, any RMD amount that you take from the Contract will reduce the amount of the benefit under the GMAB. This reduction could significantly reduce the value of the optional living benefit to you.
If you are subject to the RMD requirements and have selected a GLWB, if any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of a GLWB, the additional withdrawal amount will reduce the amount of the benefit available under a GLWB. This reduction could significantly reduce the value of the optional living benefit to you.
If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “
Roth Individual Retirement Arrangements
”), the IRS rules for determining the amount of your taxable income at the time of conversion include an amount based on the RMD actuarial present value requirements discussed above. Thus, your election of a Contract optional benefit could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.
Definition of Spouse Under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex
marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a qualified tax professional for more information on this subject.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult a qualified estate planning professional for more information.

Generation-skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.
Medicare Tax
Distributions from
Non-Qualified
Contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a qualified tax professional for more information.
Tax Cuts and Jobs Act of 2017
On December 22, 2017, the Tax Cuts and Jobs Act was enacted that included a broad range of tax reforms affecting businesses and individuals, including certain provisions related to contract owner tax reporting (effective after January 1, 2018). Please consult a qualified tax professional for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
ADMINISTRATION OF THE CONTRACT
Delaware Life Insurance Company administers the Contracts. Its administrative offices are located at 1601 Trapelo Road, Suite 30, Waltham, MA 02451. Administrative functions may also be located at the Service Address. Administrative functions include maintaining the books and records of the Variable Account and the Subaccounts; maintaining records of Owner(s)’ address, taxpayer identification number, Contract number; processing Applications, Purchase Payments, transfers, death benefits, living benefits, full surrenders and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT
Contracts are sold by licensed financial professionals in those states where the Contract may be lawfully sold. Such financial professionals will be registered representatives of affiliated or unaffiliated broker-dealer firms (the “Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 that are members of the Financial Industry Regulatory Authority (“FINRA”) and that have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of FINRA.
The Company pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The financial professionals who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their financial professional. This compensation is not paid directly by the Owner or the Variable Account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support services to the Funds. Clarendon does not retain any portion of the commissions.
The amount and timing of commissions paid to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.00% annually of the Owner’s Contract Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount. The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the financial professionals of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.
In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensation, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ financial professionals for purposes of promoting sales of the Company’s products, assistance in training and education of the financial professionals, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the financial professional. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.
In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its financial professionals) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its financial professionals to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not affected by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.
As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by, Selling Broker-Dealers and their financial professionals. Such payments may be greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or financial professional to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.
You should ask your financial professional for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.
Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2021 and 2022, $4,663,231 and $10,977,710 in commissions were paid by Delaware Life Insurance Company on behalf of Clarendon in connection with the distribution of the Contracts.
AVAILABLE INFORMATION
The Company and the Variable Account have filed with the SEC a registration statement under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statement and its exhibits.
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Delaware Life concerning the Contract, the optional living and death benefit riders, and the Variable Account. You also can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone
(800) SEC-0330.
The SEC’s public reference room will also provide copies by mail for a fee.
STATE REGULATION
The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his/her agents at any time and a full examination of the Company’s operations is conducted at periodic intervals.
The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the State of Delaware and the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.
In addition, many states regulate affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company laws. Under such laws, inter-company transfers of assets and dividend payments by insurance companies may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company laws protect the Company’s ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect the Company’s obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect the Company’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow the Company to pay guaranteed contract benefits.
Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.
FINANCIAL STATEMENTS
You can find financial statements for us and the Variable Account in the Statement of Additional Information (SAI). The back cover page of this prospectus includes instructions on how to request a Statement of Additional Information from us.
LEGAL PROCEEDINGS
The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Delaware Life Insurance Company believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

APPENDIX A:
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See
APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
.
The current expenses and performance information below reflects fees and expenses of t he
Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio 2 Class B	AllianceBernstein, L.P.	0.97%	1	-19.17%	2.06%	5.37%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.05%		-15.82%	3.62%	9.06%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%		-28.69%	11.26%	14.79%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.84%		-4.42%	7.82%	11.09%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%	1	-39.26%	6.51%	10.56%
Allocation - Moderate	American Funds Insurance Series ® American Funds Global Balanced Fund Class 4	Capital Research and Management Company	1.00%	1	-14.73%	3.13%	5.12%
Allocation - Moderate	American Funds Insurance Series ® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%		-13.66%	5.06%	7.87%
Equity - Global Large Cap	American Funds Insurance Series ® Global Growth Fund Class 4	Capital Research and Management Company	0.91%	1	-24.92%	6.80%	9.92%
Equity - US Large Cap Growth	American Funds Insurance Series ® Growth Fund Class 4	Capital Research and Management Company	0.84%		-30.11%	10.86%	13.38%
Equity - US Large Cap Blend	American Funds Insurance Series ® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%		-16.70%	7.56%	11.28%
Equity - Global Large Cap	American Funds Insurance Series ® International Fund Class 4	Capital Research and Management Company	1.03%		-21.02%	-1.29%	3.67%
Equity - Global Emerging Markets	American Funds Insurance Series ® New World Fund ® Class 4	Capital Research and Management Company	1.07%	1	-22.25%	2.07%	4.02%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.06%	1	-37.81%	7.41%	11.35%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	1	-4.10%	7.11%	9.85%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	1	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class II I	BlackRock Advisors, LLC	1.05%	1	-38.25%	7.24%	11.89%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadvisers: BlackRock International Limited, BlackRock (Singapore) Limited	0.79%	1	-14.28%	-0.17%	0.95%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.58%	1	-15.04%	4.52%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%		-12.64%	9.38%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%		-8.23%	9.29%	11.25%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.08%		-25.51%	4.95%	8.95%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	0.99%	1	-16.87%	5.24%	7.84%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%		-2.06%	7.84%	11.83%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%	1	-10.68%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.20%		-12.20%	4.06%	6.75%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%	1	-19.38%	N/A	N/A

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Adviser: Franklin Advisers, Inc. Subadvisers: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%	1	-16.19%	2.46%	5.44%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%		-5.59%	4.19%	5.40%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.95%		-14.33%	3.31%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%		-7.47%	3.05%	6.62%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%	1	-10.68%	9.92%	11.74%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%	1	-10.11%	5.37%	8.98%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.78%	1	-19.90%	7.25%	11.19%
Allocation - Cautious	AIM Variable Insurance Funds ( Invesco Variable Insurance Funds ) Invesco V.I. Conservative Balanced Fund Series II	Invesco Advisers, Inc.	0.92%	1	-17.02%	3.04%	4.99%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%	1	-14.68%	-0.04%	1.87%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.11%		-31.13%	8.36%	11.55%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.92%		-1.93%	5.97%	9.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.57%		-12.06%	8.51%	11.69%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund ® Series II	Invesco Advisers, Inc.	1.05%	1	-20.31%	6.89%	10.49%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.86%		-16.62%	6.42%	8.16%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.96%		-16.15%	9.35%	13.10%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	1	-37.12%	10.28%	15.34%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.91%	1	-5.77%	4.49%	8.25%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio 2 Service Shares	Lazard Asset Management LLC	1.05%	1	-17.38%	0.52%	4.55%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.89%		-12.80%	1.01%	3.65%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.84%		-5.06%	0.92%	N/A
Equity - US Small Cap	MFS ® Variable Insurance Trust III MFS ® Blended Research ® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.79%	1	-18.56%	5.14%	10.21%
Allocation - Cautious	MFS ® Variable Insurance Trust III MFS ® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%		-15.53%	2.69%	4.23%
Equity - US Large Cap Blend	MFS ® Variable Insurance Trust II MFS ® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.08%	1	-17.48%	9.26%	12.33%
Equity - Global Large Cap	MFS ® Variable Insurance Trust II MFS ® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.25%	1	-19.32%	8.16%	9.82%
Equity - Real Estate Sector	MFS ® Variable Insurance Trust III MFS ® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.17%	1	-27.14%	3.23%	5.65%
Allocation - Cautious	MFS ® Variable Insurance Trust II MFS ® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	1	-7.44%	1.83%	3.54%
Allocation - Aggressive	MFS ® Variable Insurance Trust III MFS ® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.07%		-18.50%	5.42%	7.93%
Equity - US Large Cap Growth	MFS ® Variable Insurance Trust MFS ® Growth Series Service Class	Massachusetts Financial Services Company	0.99%	1	-31.80%	9.30%	12.77%
Equity - US Large Cap Blend	MFS ® Variable Insurance Trust MFS ® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%	1	-16.69%	8.18%	11.15%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Mid Cap	MFS ® Variable Insurance Trust MFS ® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%	1	-28.79%	9.03%	12.25%
Equity - US Mid Cap	MFS ® Variable Insurance Trust III MFS ® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	1	-9.00%	7.32%	10.59%
Allocation - Moderate	MFS ® Variable Insurance Trust III MFS ® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.98%		-16.91%	4.27%	6.30%
Equity - US Small Cap	MFS ® Variable Insurance Trust MFS ® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%	1	-29.99%	7.53%	9.71%
Equity - US Small Cap	MFS ® Variable Insurance Trust III MFS ® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	1	-11.23%	7.92%	11.56%
Equity - Technology Sector	MFS ® Variable Insurance Trust II MFS ® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.13%	1	-35.85%	8.00%	13.76%
Fixed Income - US	MFS ® Variable Insurance Trust MFS ® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%	1	-14.18%	-0.08%	1.13%
Allocation - Moderate	MFS ® Variable Insurance Trust MFS ® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	1	-9.84%	4.91%	7.07%
US Money Market	MFS ® Variable Insurance Trust II MFS ® U.S. Government Money Market Portfolio 3 Service Class	Massachusetts Financial Services Company	0.45%	1	1.17%	0.85%	0.46%
Equity - Utilities Sector	MFS ® Variable Insurance Trust MFS ® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	1	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS ® Variable Insurance Trust MFS ® Value Series Service Class	Massachusetts Financial Services Company	0.94%	1	-6.14%	7.08%	10.77%
Fixed Income - US	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.90%	1	-14.58%	0.03%	1.76%
Equity - Global Large Cap	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.20%	1	-17.57%	7.64%	9.79%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.13%	1	-8.32%	3.94%	6.24%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.00%	1	-17.07%	1.80%	3.97%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%	1	-60.16%	3.99%	11.57%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn ® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.39%	1	8.66%	6.94%	-1.66%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.11%		-10.24%	0.22%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.77%		-14.39%	-0.28%	0.82%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%		-15.99%	5.82%	7.86%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%	1	-16.03%	3.14%	6.53%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%		-4.67%	11.38%	13.07%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.86%		-13.81%	-0.51%	1.16%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%		-3.13%	9.26%	11.76%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.00%		-17.28%	9.35%	12.34%
Equity - US Mid Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.07%	1	-34.03%	5.71%	9.53%
Equity - US Large Cap Growth	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%		-22.91%	10.48%	13.48%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T Rowe Price Associates, Inc.	1.00%	1	-38.66%	4.89%	11.40%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T Rowe Price Associates, Inc.	0.99%	1	-3.59%	6.77%	9.41%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T Rowe Price Associates, Inc.	1.19%	1	-12.69%	10.56%	15.35%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Investment Management Limited	1.47%	1	-22.00%	-1.77%	0.91%
Allocation - Aggressive	Northern Lights Variable Trust TOPS ® Aggressive Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.79%		-16.14%	4.56%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS ® Balanced ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-11.41%	2.69%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS ® Conservative ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.83%		-9.12%	2.25%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS ® Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-14.95%	4.08%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS ® Moderate Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-13.07%	3.64%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%		-17.28%	-0.80%	N/A

1	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX B:
LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
If you own any of the optional living benefit riders listed below including prior versions, your Contract is subject to investment restrictions that limit the investment options that are available to you:

•	Income Boost GLWB (and prior versions)

•	Income Control GLWB (and prior versions)

•	Flex Income Boost GLWB

•	Flex Income Control GLWB

•	Armor Seven / Armor Ten GMAB

•	Armor Flex 7 / Armor Flex 10 GMPB

•	GLWB/GMPB Combo (with Income Control GLWB)
If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically.
Investment Restrictions for Income Boost GLWB, Flex Income Boost GLWB, GMPB and GLWB/GMPB Combo
You may allocate your Purchase Payments and Contract Value to any Fund under the Contract (
i.e.
, you are not limited to the Designated Investment Options). However, you may not invest in the Fixed Account other than through the DCA Program.
Investment Restrictions – Income Control GLWB, Flex Income Control GLWB, Armor Seven GMAB, Armor Ten GMAB, and GLWB/GMPB Combo
If you own any of these optional living benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. Currently, the Designated Investment Options include the following Funds:

Cautious Allocation
Franklin Income VIP Fund
Invesco V.I. Conservative Balanced Fund
MFS
®
VIT II Global Tactical Allocation Portfolio
MFS
®
VIT III Conservative Allocation Portfolio
TOPS
®
Conservative ETF Portfolio
Moderate Allocation
AB Variable Products Series AB Balanced Hedged Allocation Portfolio
AFIS American Funds Insurance Series
®
Global Balanced Fund
AFIS American Funds Insurance Series
®
Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Invesco V.I. Equity and Income Fund
MFS
®
VIT III Moderate Allocation Portfolio
MFS
®
Total Return Series
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio
Putnam VT George Putnam Balanced Fund
Putnam VT Global Asset Allocation
BlackRock 60/40 Target Allocation ETF VI Fund
Columbia Variable Portfolio - Balanced Fund
Franklin Allocation VIP Fund
Franklin Multi-Asset Variable Conservative Growth
Janus Henderson VIT Balanced Portfolio
TOPS
®
Balanced ETF Portfolio
TOPS
®
Moderate Growth ETF Portfolio

Additional information about investment restrictions is provided under “
DESIGNATED INVESTMENT OPTIONS
” and “
OPTIONAL LIVING BENEFITS
” in the Prospectus.

APPENDIX C
PRIOR VERSIONS OF INCOME BOOST GLWB AND INCOME CONTROL GLWB (PURCHASED ON OR BEFORE APRIL 3, 2022 AND NO LONGER AVAILABLE FOR SALE)
The terms and requirements of your living benefit riders described in this Appendix C are similar to the terms and requirements of the Income Boost GLWB and Income Control GLWB previously described in this Prospectus, except for the terms and requirements below.
If you elected one of the living benefit riders, you may not transfer Contract Value or Purchase Payments to a Guarantee Period in the Fixed Account if you do not participate in the DCA program. If you do, your rider will automatically terminate. If you elected the Income Control GLWB, your Purchase Payments, if you do not participate in the DCA program, must be allocated to Designated Investment Options. The Income Control GLWB will terminate automatically if you do not comply with this requirement.
Your Withdrawal Benefit Base
On the Issue Date, your Withdrawal Benefit Base is equal to the initial Purchase Payment. After the Issue Date, the Withdrawal Benefit Base is:

•	increased by any additional Purchase Payments accepted by the Company;

•	increased by any Step-Ups or Bonus Amounts, as described below;

•	decreased proportionally by any Early Withdrawals you take as described below; and

•	decreased proportionally by any Excess Withdrawals you take as described below.
After the Income Start Date, if the Contract Value is reduced to zero for any reason other than an Excess Withdrawal, all rights and benefits under the Contract will terminate except for the right to receive future payments as described under the AWA Settlement Option.
Any increase in the Withdrawal Benefit Base is subject to the maximum Withdrawal Benefit Base of $5 million.
For purposes of determining this limit, the Company reserves the right to aggregate the Withdrawal Benefit Base with the withdrawal benefit bases of all other variable annuity contracts owned by you that have been issued by us or our affiliates.
Income Boost GLWB
On your Issue Date, the Withdrawal Benefit Base is equal to your Purchase Payment. On each Contract Anniversary thereafter, the new Withdrawal Benefit Base is the greater of: (1) the highest adjusted quarterly Contract Value (the “HQ Contract Value”) as calculated under the
Step-Up
Feature; or (2) the current Withdrawal Benefit Base plus any Bonus Amount available under the Bonus Feature.
Note that the HQ Contract
Value is determined at the end of each Contract Quarter, not each calendar quarter.
On the Income Start Date, the new Withdrawal Benefit Base will be the greater of: a) the Contract Value; or b) the current Withdrawal Benefit Base increased proportionally by any applicable Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary.
Step-Up
Feature
On each Contract Anniversary prior to the Annuity Income Date, we will compare the current Withdrawal Benefit Base to the HQ Contract Value for the Contract Year just ended. The Withdrawal Benefit Base will be eligible for a
Step-Up
if the HQ Contract Value is higher than the current Withdrawal Benefit Base. If the
Step-Up
is applied, the Withdrawal Benefit Base will be increased to equal the HQ Contract Value. If the
Step-Up
is applied prior to the Income Start Date, then a new Bonus Period will start on the
Step-Up
Date, with a Bonus Base equal to the new Withdrawal Benefit Base. To determine the HQ Contract Value for the Contract Year just ended, we first record the Contract Value at the end of each Contract Quarter during the prior Contract Year. We then increase each of these recorded quarter-end
Contract Values for each Purchase Payment made and decrease them for each partial withdrawal taken after the end of the applicable Contract Quarter. A partial withdrawal that is not an Early Withdrawal or an Excess Withdrawal will decrease the recorded quarter-end
Contract Values by the amount of the withdrawal. Early Withdrawals and Excess Withdrawals will decrease the recorded quarter-end
Contract Values proportionally in the same manner that the Withdrawal Benefit Base is decreased by such withdrawals. After all Purchase Payments and withdrawals are taken into account, the HQ Contract Value is set to the greatest of these four-adjusted quarter-end
Contract Values.
Bonus Feature
The Bonus Period is measured from the Issue Date or the last
Step-Up
Date. On the Issue Date, the Bonus Base is equal to the Withdrawal Benefit Base. After the Issue Date, the Bonus Base is increased by additional Purchase Payments and decreased proportionally by Early Withdrawals. On each Contract Anniversary during a Bonus Period, the Withdrawal Benefit Base will be increased by the greater of a
Step-Up,
if any, or the Bonus Amount. The Bonus Amount is the current Bonus Base multiplied by the Bonus Rate. In the event of a
Step-Up,
the Bonus Base will also be increased to equal the new Withdrawal Benefit Base. A new Bonus Period will begin on any
Step-Up
Date prior to the Income Start Date. On the Income Start Date, the Bonus Amount is the Bonus Base multiplied by the Bonus Rate, prorated to reflect the number of days elapsed since the last Contract Anniversary. If the Income Start Date is not a Contract Anniversary, the Withdrawal Benefit Base will be increased to the greater of: a) the Contract Value, as described above; or b) the current Withdrawal Benefit Base plus a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary.
Example of How Income Boost GLWB Works
Assume the following:

•	You are age 65 when your Contract is issued with a Purchase Payment of $100,000 and you elected the Income Boost GLWB.

•	Your Withdrawal Benefit Base and your Bonus Base are equal to your initial Purchase Payment of $100,000.

•	On your Income Start Date, you can withdraw your AWA each Contract Year without reducing your Withdrawal Benefit Base on or after the Income Start Date.

•
The investment performance of your Subaccounts equals Contract expenses, i.e., your Contract Value remains constant throughout the life of your Contract, except for Contract Years 2 and 14 (explained below).

•	During the Bonus Period, your Withdrawal Benefit Base will increase by your Bonus Amount each Contract Year in the Bonus Period.

•
Your Contract Value has grown to $125,000 by the beginning of Contract Year 3 due to positive investment performance of the Subaccounts. Your Contract is therefore eligible for an automatic
Step-Up
of its Withdrawal Benefit Base and Bonus Base on the 2
nd
Contract Anniversary.

•
The GLWB Fee Rate has not increased and therefore an automatic
Step-Up
will be applied to increase your Withdrawal Benefit Base and your Bonus Base to $125,000. Your new Bonus Base will be $125,000, and your Bonus Period will now end on your 12 th
 Contract Anniversary (
i.e.,
10 years after the
Step-Up).

•	No Bonus Amount is applied in Contract Years 13 or 14 as you are not in a Bonus Period.

•
Your Contract Value has grown to $225,000 by the beginning of Contract Year 15 due to positive investment performance of the Subaccounts in Contract Year 14. Your Contract is eligible for an automatic
Step-Up
of its Withdrawal Benefit Base to $225,000 and a new Bonus Period will begin on the 14 th
Contract Anniversary.

•
You select your Income Start Date at age 83 on the first day of Contract Year 18 and you elect single-life coverage. Your Lifetime Withdrawal Percentage is 5.50%. Your AWA will be 5.50% of your Withdrawal Benefit Base. (If you selected joint-life coverage the numbers shown in the example could be different)

•
On the Income Start Date, your AWA is calculated by multiplying your Withdrawal Benefit Base by your Lifetime Withdrawal Percentage: $265,500 x 5.50%. Your AWA is $14,603. You can withdraw $14,603 each Contract Year after the Income Start Date without reducing your Withdrawal Benefit Base.

Your Income Start Date will depend upon your own situation. You should discuss your GLWB with your financial professional.
All values shown are as of the beginning of the Contract Year.

Contract Year	Contract Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	n/a	$0
2	$100,000	$106,000	$100,000	n/a	$0
3	$125,000	$125,000	$125,000	n/a	$0
4	$125,000	$132,500	$125,000	n/a	$0
5	$125,000	$140,000	$125,000	n/a	$0
6	$125,000	$147,500	$125,000	n/a	$0
7	$125,000	$155,000	$125,000	n/a	$0
8	$125,000	$162,500	$125,000	n/a	$0
9	$125,000	$170,000	$125,000	n/a	$0
10	$125,000	$177,500	$125,000	n/a	$0
11	$125,000	$185,000	$125,000	n/a	$0
12	$125,000	$192,500	$125,000	n/a	$0
13	$125,000	$200,000	n/a	n/a	$0
14	$125,000	$200,000	n/a	n/a	$0
15	$225,000	$225,000	$225,000	n/a	$0
16	$225,000	$238,500	$225,000	n/a	$0
17	$225,000	$252,000	$225,000	n/a	$0
18	$225,000	$265,500	n/a	$14,603	$14,603
19	$210,398	$265,500	n/a	$14,603	$14,603
20	$195,795	$265,500	n/a	$14,603	$14,603
21	$181,193	$265,500	n/a	$14,603	$14,603
22	$166,590	$265,500	n/a	$14,603	$14,603
If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers in the above example would be different.
Income Control GLWB
On your Issue Date, the Withdrawal Benefit Base is equal to your Purchase Payment. On each Contract Anniversary and on the Income Start Date, the new Withdrawal Benefit Base is the greater of: (1) the Contract Value on the Contract Anniversary, as described under the “Step-Up Feature” below ; or (2) the current Withdrawal Benefit Base plus any Bonus Amount available under the Bonus Feature, as described below.
Step-Up Feature
For both the Income Boost GLWB and the Income Control GLWB, on the Income Start Date, we will calculate two potential increases to the Withdrawal Benefit Base, one under the Step-Up Feature and the other under the Bonus Feature, and then increase the Withdrawal Benefit Base by the higher of the two. The new Withdrawal Benefit Base will be the greater of: a) the Contract Value; or b) the current Withdrawal Benefit Base increased proportionally by any applicable Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary. The Step-Up Feature continues in effect after the Income Start Date.
On each Contract Anniversary prior to the Annuity Income Date, we will compare the current Withdrawal Benefit Base to the Contract Value on the Contract Anniversary for the Contract Year just ended. The Withdrawal Benefit Base will be eligible for a Step-Up if the Contract Value on the Contract Anniversary is higher than the current Withdrawal Benefit Base. If the Step-Up is applied, the Withdrawal Benefit Base will be increased to equal the Contract Value. If the Step-Up is applied prior to the Income Start Date, and during the Bonus Period, then the Bonus Base will equal the new Withdrawal Benefit Base.

Bonus Feature
The Bonus Period is measured from the Issue Date. On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount is the current Bonus Base multiplied by the Bonus Rate. On each Contract Anniversary during a Bonus Period, the Withdrawal Benefit Base will be increased by the greater of a Step-Up, if any, as described above, or the Bonus Amount. In the event of a Step-Up, the Bonus Base will also be increased to equal the new Withdrawal Benefit Base.
On the Issue Date, the Bonus Base is equal to the Withdrawal Benefit Base. During the Bonus Period, the Bonus Base is increased by any additional Purchase Payments and decreased proportionally for any Early Withdrawals in the same manner that the Withdrawal Benefit Base is decreased by such withdrawals. In the event of a Step-Up, the Bonus Base will also be increased to equal the new Withdrawal Benefit Base. If the Income Start Date is not a Contract Anniversary, the Withdrawal Benefit Base will be increased to the greater of: a) the Contract Value, as described above; or b) the current Withdrawal Benefit Base plus a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary.
There is only one Bonus Period which extends over ten Contract Years, from the Issue Date and expires if you select an Income Start Date during the Bonus Period.
Example of How Income Control GLWB Works
Assume the following:

•	You are age 65 when your Contract is issued with a Purchase Payment of $100,000 and you elected the Income Control GLWB

•	Your Withdrawal Benefit Base and your Bonus Base are equal to your initial Purchase Payment of $100,000.

•	On your Income Start Date, you can withdraw your Annual Withdrawal Amount (“AWA”) each Contract Year without reducing your Withdrawal Benefit Base on or after the Income Start Date.

•
The investment performance of your Designated Investment Options equals Contract expenses, i.e., your Contract Value remains constant throughout the life of your Contract, except for Contract Years 2 and 14 (explained below).

•	During the Bonus Period, your Withdrawal Benefit Base will increase by your Bonus Amount each Contract Year in the Bonus Period.

•
Your Contract Value has grown to $125,000 by the beginning of Contract Year 3 due to positive investment performance of the Designated Investment Options. Your Contract is therefore eligible for an automatic
Step-Up
of its Withdrawal Benefit Base and Bonus Base on the 2
nd
Contract Anniversary.

•	The GLWB Fee Rate has not increased and therefore an automatic Step-Up will be applied to increase your Withdrawal Benefit Base and your Bonus Base to $125,000. Your new Bonus Base is $125,000.

•	No Bonus Amount is applied in Contract Years 11 and beyond as you are no longer in a Bonus Period.

•
Your Contract Value has grown to $225,000 by the beginning of Contract Year 15 due to positive investment performance of the Designated Investment Options in Contract Year 14. Your Contract is eligible for an automatic
Step-Up
of its Withdrawal Benefit Base to $225,000 on the 14
th
Contract Anniversary.

•
You select your Income Start Date at age 83 on the first day of Contract Year 18 and elect single-life coverage. Your Lifetime Withdrawal Percentage is 6.00%. Your AWA will be 6.00% of your Withdrawal Benefit Base. (If you selected joint-life coverage the numbers shown in the example could be different)

•
On the Income Start Date, your AWA is calculated by multiplying your Withdrawal Benefit Base by your Lifetime Withdrawal Percentage: $225,000 x 6.00%. Your AWA is $13,500. You can withdraw $13,500 each Contract Year after the Income Start Date without reducing your Withdrawal Benefit Base.

Your Income Start Date will depend upon your own situation. You should discuss your GLWB with your financial professional.

All values shown are as of the beginning of the Contract Year.

Contract Year	Contract Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals
1	$100,000	$100,000	$100,000	n/a	$0
2	$100,000	$107,000	$100,000	n/a	$0
3	$125,000	$125,000	$125,000	n/a	$0
4	$125,000	$133,750	$125,000	n/a	$0
5	$125,000	$142,500	$125,000	n/a	$0
6	$125,000	$151,250	$125,000	n/a	$0
7	$125,000	$160,000	$125,000	n/a	$0
8	$125,000	$168,750	$125,000	n/a	$0
9	$125,000	$177,500	$125,000	n/a	$0
10	$125,000	$186,250	$125,000	n/a	$0
11	$125,000	$195,000	n/a	n/a	$0
12	$125,000	$195,000	n/a	n/a	$0
13	$125,000	$195,000	n/a	n/a	$0
14	$125,000	$195,000	n/a	n/a	$0
15	$225,000	$225,000	n/a	n/a	$0
16	$225,000	$225,000	n/a	n/a	$0
17	$225,000	$225,000	n/a	n/a	$0
18	$225,000	$225,000	n/a	$13,500	$13,500
19	$211,500	$225,000	n/a	$13,500	$13,500
20	$198,000	$225,000	n/a	$13,500	$13,500
21	$184,500	$225,000	n/a	$13,500	$13,500
22	$171,000	$225,000	n/a	$13,500	$13,500
If a different Bonus Rate or Lifetime Withdrawal Percentage is applied, the numbers in the above example would be different.
Delaying the Income Start Date has the potential to increase the future AWA due to the Bonus Amounts applied to the Withdrawal Benefit Base during the Bonus Period and the potential for a
Step-up.
Once you start taking your AWA, delaying or not taking subsequent AWAs will not increase your future AWA because any unused portion of your AWA in any Contract Year cannot increase your AWA in any future Contract Year.
The total amount paid under a GLWB will depend upon the Income Start Date, the age of the GLWB Covered Person(s) on the Income Start Date, the investment performance of the Subaccounts or Designated Investment Options and how long the GLWB Covered Person(s) live(s).
After the Income Start Date for Each Rider
If the Income Start Date is not a Contract Anniversary, on the Income Start Date we will compare the current Withdrawal Benefit Base to the Contract Value. The Withdrawal Benefit Base will then be adjusted to equal the Contract Value, if higher. During any Bonus Period, the new Withdrawal Benefit Base will be the higher of: a) the Contract Value; or b) the current Withdrawal Benefit Base plus a proportional Bonus Amount to reflect the number of days elapsed since the last Contract Anniversary. A GLWB will continue to be eligible for Step-Ups after the Income Start Date on each Contract Anniversary prior to the Annuity Income Date. Any Bonus Period will end on the Income Start Date. When a Step-Up occurs, your Lifetime Withdrawal Percentage will increase if your age at the time of the Step-Up coincides with a higher Lifetime Withdrawal Percentage.
GLWB Fee Rate Increase Related to a Step-Up
We reserve the right to increase the annual GLWB Fee Rate when a Step-Up occurs resulting in an increase to the Withdrawal Benefit Base. Any Step-Up will automatically occur unless an annual GLWB Fee Rate increase is applicable. If the Company increases the GLWB Fee Rate, then we will send notice to you. If we receive your written consent to the rate increase prior to the end of the Contract Quarter immediately following the Contract Anniversary, the Step-Up will occur as of the Contract Anniversary. The increased annual GLWB Fee Rate will be applied on the last day of that Contract Quarter. If your consent is not received by us in a timely manner, the GLWB Fee increase will not apply, no Step-Up will occur, and no additional Step-Ups will be permitted in the future.
Excess Withdrawals
On and after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the higher of the AWA and the Protected RMD Amount (applicable after the first Contract Anniversary) in any Contract Year for a Qualified Contract. On and after the Income Start Date, an Excess Withdrawal is the portion of cumulative withdrawals that exceeds the AWA for a Non-Qualified Contract. Your Withdrawal Benefit Base and your AWA for each subsequent Contract Year will be reduced by an Excess Withdrawal.
Excess Withdrawals could reduce your Withdrawal Benefit Base by more than the dollar amount of the Excess Withdrawals.
If you take an Excess Withdrawal, your Withdrawal Benefit Base will be reduced according to the following formula:

Your new Withdrawal Benefit Base	=	A x	(1 – (B/C))

Where:

	A	=	Your Withdrawal Benefit Base before the Excess Withdrawal,

	B	=	The amount of the Excess Withdrawal, including any Withdrawal Charge.

	C	=	Your Contract Value immediately prior to the Excess Withdrawal.
Excess Withdrawal Examples
Income Boost GLWB
Assume the facts in the Income Boost GLWB example above except as follows:

•	You take two withdrawals in Contract Year 18: a $10,000 withdrawal and then an $8,000 withdrawal.

•	Your first withdrawal reduces your Contract Value to $215,000. It does not reduce your Withdrawal Benefit Base because it is not in excess of your AWA.

•
Your second withdrawal (when combined with the first) is in excess of $14,063, which is the AWA. The amount of the Excess Withdrawal is
$3,937 ($18,000-$14,063 =
$3,937.) The portion of the second withdrawal that is not excess is $4,063 ($14,063 - $10,000). The Contract Value after the portion of the second withdrawal that is not excess is taken is $210,937 ($215,000 - $4,063).

After your second withdrawal, your Withdrawal Benefit Base will be reduced as follows:

Your New Withdrawal Benefit Base	=	$265,500	x	(1 - $3,937/$210,937)
	=	$265,500	x	(1 - 0.018366)
	=	$265,500	x	(0.98134)
	=	$260,545
Beginning on your next Contract Anniversary and going forward, your new AWA will be reduced to 5.50% of your new Withdrawal Benefit Base, or $14,330.
You should be aware that if your Contract Value is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base will be reduced by an amount greater than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and benefits thereunder.

Income Control GLWB
Assuming the facts in the Income Control GLWB example above except as follows:

•	You take two withdrawals in Contract Year 18: a $10,000 withdrawal and then an $8,000 withdrawal.

•	Your first withdrawal reduces your Contract Value to $215,000. It does not reduce your Withdrawal Benefit Base because it is not in excess of your AWA.

•
Your second withdrawal (when combined with the first) is in excess of $13,500, which is the AWA. The amount of the Excess Withdrawal is $4,500
($18,000-$13,500
= $4,500). The portion of the second withdrawal that is not excess is $3,500 ($13,500 - $10,000). The contract value after the portion of the second withdrawal that is not excess is taken is $211,500 ($215,000 - $3,500).

After your second withdrawal, your Withdrawal Benefit Base will be reduced as follows:

Your New Withdrawal Benefit Base	=	$225,000	x	(1 - $4,500/$211,500)
	=	$225,000	x	(1 - 0.02128)
	=	$225,000	x	(0.97872)
	=	$220,213
Beginning on your Contract Anniversary and going forward, your new AWA will be reduced to 6.0% of your new Withdrawal Benefit Base, or $13,213.
You should be aware that if your Contract Value is less than the Withdrawal Benefit Base at the time an Excess Withdrawal is taken (as in the above example), then your Withdrawal Benefit Base will be reduced by an amount greater than the excess amount withdrawn. Thus, Excess Withdrawals taken in a down market could severely reduce your benefits under the GLWB, including reducing your Contract Value to zero and thereby terminating your Contract and benefits thereunder.
Early Withdrawals
Before the Income Start Date, any withdrawals, including RMD withdrawals and Free Withdrawal Amounts, are Early Withdrawals in any Contract Year. Accordingly, the Withdrawal Benefit Base and Bonus Base will be reduced by Early Withdrawals. Your Withdrawal Benefit Base and your Bonus Base will be reduced by Early Withdrawals using the following formula:

Your new Bonus Base	=	A x	(1 – (B/C))

Your new Withdrawal Benefit Base	=	A x	(1 – (B/C))

Where:

	A	=	Your Bonus Base or Withdrawal Benefit Base before the Early Withdrawal.

	B	=	The amount of the Early Withdrawal, including any Withdrawal charge.

	C	=	Your Contract Value before the Early Withdrawal.

Early Withdrawal Examples
Income Boost GLWB
Using the facts in the example for the Income Boost GLWB, assume that in Contract Year 9, your Contract Value is $125,000 and you withdraw $10,000. This withdrawal is an Early Withdrawal and reduces your Withdrawal Benefit Base and Bonus Base as follows:

Your New Bonus Base =	=	$125,000	x	(1 - $10,000/$125,000
	=	$125,000	x	(1 - 0.08)
	=	$125,000	x	(0.92)
	=	$115,000

Your New Withdrawal Benefit Base =	=	$170,000	x	(1 - $10,000/$125,000
	=	$170,000	x	(1 - 0.08)
	=	$170,000	x	(0.92)
	=	$156,000
In the above example, your AWA is not payable because you have not elected your Income Start Date.
Income Control GLWB
Using the facts in the example for the Income Control GLWB above, assume that in Contract Year 9, your Contract Value is $125,000 and you withdraw $10,000. This withdrawal is an Early Withdrawal and reduces your Withdrawal Benefit Base and Bonus Base as follows:

Your New Bonus Base =	=	$125,000	x	(1 -$10,000/$125,000
	=	$125,000	x	(1 -0.08)
	=	$125,000	x	(0.92)
	=	$115,000

Your New Withdrawal Benefit Base =	=	$177,500	x	(1 -$10,000/$125,000
	=	$177,500	x	(1 -0.08)
	=	$177,500	x	(0.92)
	=	$163,300
In the above example, your AWA is not payable because you have not elected your Income Start Date.
AWA Settlement Option
The AWA Settlement Option provides systematic annual payments equal to the most-recently calculated AWA during the life of the Covered Person or, if joint-life coverage has been elected, for the lifetime of the last survivor of the Covered Person and the Joint Covered Person. The AWA Settlement Option will be applied automatically if your Contract Value is reduced to zero prior to the Annuity Income Date for any reason other than an Early Withdrawal or an Excess Withdrawal. If the Contract Value is greater than the Withdrawal Benefit Base on the Maximum Annuity Income Date and this option is elected, the Withdrawal Benefit Base will increase to the Contract Value and the AWA will be calculated based on the new Withdrawal Benefit Base.
Termination of a GLWB
Your rider will terminate immediately upon the occurrence of the earliest of:

•	The date we receive your request to terminate a GLWB;

•	The date of any transfer of Contract Value to a Guarantee Period or allocation of Purchase Payments to the Fixed Account, other than the DCA program;

•	For the Income Control GLWB, the date of any transfer of Contract Value or allocation of Purchase Payments other than to Designated Investment Options;

•	The date the Withdrawal Benefit Base is reduced to zero as a result of an Early Withdrawal or Excess Withdrawal;

•	An ownership change that has the effect of changing the GLWB Covered Person(s) except as described above in the “Effect of Divorce on a GLWB” and “Death of Owner” provisions;

•	Full Surrender

•	The Annuity Income Date*; or

•	Termination of the Contract.

*	Note that the Maximum Annuity Income Date permitted under the Contract is the first day of the month following the Annuitant’s 100th

APPENDIX D -
GLWB/GMPB COMBO BENEFIT: GLWB and GMPB (PURCHASED ON OR BEFORE APRIL 3, 2022 AND NO LONGER AVAILABLE FOR SALE)
A GLWB/GMPB Combo links the GLWB and GMPB in one optional living benefit rider. It allows you to purchase a GLWB and a GMPB on or before the Issue Date and choose a GLWB or a GMPB, but not both, at a later date, based on what living benefit is more advantageous for you at the time. Under a GLWB in the GLWB/GMPB Combo, you may elect the Income Boost GLWB or Income Control GLWB. Under a GMPB in the GLWB/GMPB Combo, you may elect the ten-year
GMPB, Armor Flex 10 GMPB or the seven year GMPB, Armor Flex 7 GMPB. The selected Term runs from the Term Start Date (Issue Date ) to the Term End Date.
There are no successive Terms under a GMPB in a GLWB/GMPB Combo.
If you select a GMPB by cancelling a GLWB after the GLWB
Non-Cancellation
Period in the GLWB/GMPB Combo, you will have paid for an insurance feature, which you will not be able to use for retirement purposes in the future.
How a GLWB/GMPB Combo Works
Since you cannot exercise your benefits under both a GLWB and a GMPB, you must decide which living benefit is appropriate for you on or before your Term End Date. The way that you select either a GLWB or a GMPB during the Term is to cancel the other feature. You cannot cancel a GLWB during the GLWB
Non-Cancellation
Period, which is currently seven Contract Years for the Armor Flex 10 GMPB and five Contract Years for the Armor Flex 7 GMPB.
GLWB/GMPB Combo Fee
If you elect a GLWB/GMPB Combo, you will be paying combined fees for both a GLWB and a GMPB, until you make your selection, as discussed below.
How Do You Select a GMPB
The guarantees and conditions of a GMPB in the GLWB/GMPB Combo are the same as those described in “A GMPB : Armor Flex 10 GMPB and the Armor Flex 7 GMPB” sections in this Prospectus, except for the requirements and conditions discussed in this Appendix D.
You may select a GMPB by cancelling a GLWB on or before the Term End Date, subject to the GLWB
Non-Cancellation
Period. During this period, you may not voluntarily cancel the GLWB in the GLWB/GMPB Combo. The GMPB Credit is available only if the Owner has elected to cancel a GLWB prior to the Term End Date. On the Term End Date, if the GMPB Base is higher than the Contract Value and the GLWB has been cancelled, the GMPB Credit will be allocated to the Subaccounts in proportion to their respective values as of the Term End Date. If the GMPB Base is less than or equal to the Contract Value on the Term End Date, or a GLWB has not been cancelled, the GMPB Credit is 0.
Immediate Cancellation
You may immediately cancel a GLWB after the GLWB
Non-Cancellation
Period by a written notice to the Company.
Contingent Cancellation
You may contingently cancel the GLWB within the
12-
month period prior to the Term End Date. To choose Contingent Cancellation, your written request must be received by us prior to the Term End Date. Under Contingent Cancellation, the GLWB cancellation will only occur if the GMPB Credit is greater than 0 on the Term End Date. In such case, the GMPB Credit will be applied to the Contract Value and the GLWB/GMPB Combo will terminate. If the GMPB Credit is zero, no GMPB Credit will be applied and your GLWB will continue and will not automatically cancel.
GMPB Credit Forfeiture
At least 30 days before the Term End Date, if you have not cancelled the GLWB, the Company will send you a communication about the upcoming Term End Date, including a contingent cancellation election form, to remind you of your GMPB feature. If the Company does not receive your immediate cancellation or Contingent Cancellation before the Term End Date, you will lose your GMPB Credit, if any and your GLWB benefit is the only selected by you.
For an example of how the Income Boost GLWB or Income Control GLWB and a GMPB work to help you to make your selection, see
Examples of
How Income Boost GLWB Works and How Income Control GLWB Works in Appendix D,
and the
GMPB Example in this Prospectus.
There are no successive Terms under a GMPB in a GLWB/GMPB Combo.
How Do You Select a GLWB?
The guarantees and conditions of a GLWB in the GLWB/GMPB Combo are the same as those described in Appendix C, except for the requirements and conditions below.
You may select a GLWB by sending a written notice to the Company to cancel a GMPB at any time during the Term, since a GMPB is not subject to the voluntary cancellation requirements within a GLWB/GMPB Combo. You may also select a GLWB, and thereby cancel a GMPB, by selecting an Income Start Date which occurs on or before the Term End Date. If, as of the Term End Date, you have not cancelled your GLWB or your GMPB, no GMPB Credit will be applied, your GMPB will be automatically cancelled and your GLWB will continue.
Death of Owner
If the sole designated Beneficiary is the surviving spouse of a deceased Owner, the spouse can elect to continue the Contract and a GLWB/GMPB Combo, in the spouse’s own name as Owner, instead of receiving the death benefit. If an Owner who is the Covered Person or Joint Covered Person dies after the Income Start Date, and joint-life income was elected, then the spouse, as sole Beneficiary can continue to receive the AWA for the rest of his or her life under a GLWB/GMPB Combo. The right to continue a GLWB/GMPB Combo upon spousal continuation of the Contract may be exercised only once. If the surviving spouse remarries, then dies, the Contract and a GLWB/GMPB Combo terminate.
Spousal Considerations
You may remove a Joint Owner from the Contract upon divorce. If an Owner is removed, the remaining new Owner may continue the remaining GMPB Term, subject to the provisions of a GLWB/GMPB Combo.
On or before the Term End Date, if a GMPB has been cancelled and divorce occurs prior to the Income Start Date, then a GLWB will be available with single-life coverage for subsequent activation based on the sole Owner as the Covered Person on the Income Start Date. If divorce occurs on or after the Income Start Date, a GLWB with single-life coverage will remain in force as long as the original specified Covered Person remains an Owner and all other GLWB conditions continue to be met. If divorce occurs on or after the Income Start Date, a GLWB with initial joint-life coverage will remain in force with single-life coverage as long as the specified Covered Person or Joint Covered Person remains an Owner and all other GLWB conditions continue to be met. The joint-life Lifetime Withdrawal Percentage will continue to be applied, and GLWB benefits will continue to be based on the age of the individual who was the Covered Person on the Income Start Date. Thereafter, a GLWB/GMPB Combo will terminate upon the death of any Owner. If there is a court order, property settlement agreement or other document requiring the division, transfer, or split of the Contract, such division, transfer, or split will be considered a withdrawal for all purposes under the Contract and as such may adversely affect the benefits available under a GLWB/GMPB Combo.
Designated Investment Options
If you elect a GLWB/GMPB Combo with the Income Control GLWB, all Purchase Payments and your entire Contract Value must be allocated only among the Designated Investment Options. After the Income Control GLWB is cancelled and a GMPB is still in effect, you may transfer your Contract Value out of the Designated Investment Options into any

Subaccount. A GLWB/GMPB Combo rider will be automatically terminate on the date of any transfer of Contract Value or allocation of Purchase Payments other than to the Designated Investment Options. See APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS.
Cancellation of Benefits
Cancellation of a GMPB
A GMPB will be cancelled upon the earliest of:

•	The date we approve the Owner’s request to cancel a GMPB;

•	The Term End Date, after the calculation and crediting of the GMPB Credit, if any;

•	The Income Start Date.
If a GMPB is cancelled for any reason prior to the Term End Date, there will be no GMPB Credit.
Cancellation of a GLWB
A GLWB will be cancelled upon the earliest of:

•	The date we approve the Owner’s request to cancel a GLWB after the GLWB Non-Cancellation Period;

•
An ownership change after the GLWB
Non-Cancellation
Period that has the effect of changing the Covered Person(s) except as described above in the “
Effect of Divorce on the GLWB” and “Death of Owner”
subsections in this Prospectus;

•
For Income Control GLWB
, the date of any transfer of Contract Value or allocation of Purchase Payments other than to the applicable Designated Investment Options after the GLWB
Non-Cancellation
Period; or

•	The date the Withdrawal Benefit Base is reduced to zero as a result of an Early Withdrawal or Excess Withdrawal.
Termination of a GLWB/GMPB Combo
Termination of a GLWB/GMPB Combo will occur upon the earliest of:

•	The date we receive the Owner’s request to terminate a GLWB/GMPB Combo;

•	The later of the date the GLWB is cancelled and the date a GMPB is cancelled;

•	The date of any transfer of Contract Value or allocation of Purchase Payments to a Guarantee Period of the Fixed Account;

•	While a GLWB is in effect, an ownership change during the GLWB Non-Cancellation Period that has the effect of changing the Covered Person(s);

•	The Annuity Income Date; or

•	Termination of the Contract.

APPENDIX E
STATE LAW VARIATIONS
Right to Examine and Cancel
California, Florida, and North Dakota only
You may return and cancel your Contract within 10 days after receiving it (30 days if replacement or any longer period as may be required by applicable law).
The following states permit a longer period than 10 days after receiving your Contract for you to examine and cancel your Contract.
California-30 days (once approved)
Florida-21 days
North Dakota-20 days
Terminal Illness Withdrawal Charge Waiver (“TIW”)
South Dakota only
Under the TIW endorsement, we reserve the right to require a second opinion concerning the character and the extent of the Terminal Illness for which a claim is made and to have you examined by a Licensed Physician of our choosing and at our expense. However, for Contracts issued in South Dakota, a second opinion is at our expense and the Licensed Physician must be mutually acceptable to you and the Company.
Guarantee Periods
Florida only
For Contracts issued in Florida, the Company will offer a
one-year
Guarantee Period only for the duration of your Contract.
GLWBs and GLWB/GMPB Combo
Florida only
There is a GLWB Maximum Annual Purchase Payment Amount, currently $50,000. If you elect a GLWB/GMPB Combo, the annual maximum is $50,000, until a GLWB is cancelled.
To determine the maximum Withdrawal Benefit Base of $5,000,000 for Contracts issued in Florida, the Company will not aggregate the Withdrawal Benefit Base with the withdrawal benefit bases of other variable annuity contracts owned by you that have been issued by us or our affiliates.

APPENDIX F
HYPOTHETICAL EXAMPLES OF WITHDRAWALS, SURRENDERS, AND FREE WITHDRAWAL AMOUNTS
(assumed to occur on the first day of each Contract Year):

•	The Surrender Charge Period is 7 Years.

•	Assume that the applicable Surrender Charge is 3% in all years.

•	The Free Withdrawal Percentage is 10%.

	Contract Year	Purchase Payments (Occur BOY)	Hypothetical Contract Value BOY (After Purchase Payments)	Free Withdrawal Amount (applies to partial withdrawals only)	Investment Gain/(Loss)	Amount of Withdrawals	Remaining Free Withdrawal Amount After Withdrawal	Amount of Premium Withdrawn	Hypothetical Contract Value EOY	Premium Still Subject to Withdrawals EOY	Hypothetical Surrender Charges Applicable to Full Withdrawal 1	Hypothetical Surrender Value EOY 2
	1	100,000	100,000	10,000	—	—	10,000	—	100,000	100,000	3,000	97,000
	2	—	100,000	10,000	10,000	—	10,000	—	110,000	100,000	3,000	107,000
(a)	3	—	110,000	11,000	(5,000)	17,000	—	6,000	88,000	94,000	2,820	85,180
(b)	4	40,000	128,000	8,800	2,000	—	8,800	—	130,000	134,000	4,020	125,980
	5	—	130,000	13,000	3,000	—	13,000	—	133,000	134,000	4,020	128,980
	6	—	133,000	13,300	(7,000)	—	13,300	—	126,000	134,000	4,020	121,980
(c)	7	—	126,000	12,600	—	10,000	2,600	—	116,000	134,000	4,020	111,980
(d)	8	20,000	136,000	11,600	9,000	—	11,600	—	145,000	60,000	1,800	143,200

(a)
In Contract Year 3, a request for a withdrawal of $17,000. The Free Withdrawal Amount of $11,000, equals 10% of $110,000, which was the Contract Value on the last Contract Anniversary. On full surrender, the Surrender Charges will always apply to the total amount of premium not yet withdrawn. Withdrawals in excess of the Free Withdrawal Amount reduce the amount of premium not yet withdrawn by the excess amount of the withdrawal over the Free Withdrawal amount. Therefore, the premiums still subject to surrender charges are reduced by $6,000 ($17,000 - $11,000) to $94,000. The total applicable surrender charges after the withdrawal are $2,820 ($94,000 x 3%), and the full Surrender Value is $85,180, which is equal to the Contract Value less the applicable surrender charges ($88,000 - $2,820).

(b)
After the start of Contract Year 4, an additional Purchase Payment of $40,000 is made. However, because the Free Withdrawal Amount is based on the Contract Value as of the last Contract Anniversary, there is no additional Free Withdrawal Amount available from the additional Purchase Payment. The Free Withdrawal Amount in Year 4 is equal to $8,800, which is the Contract Value at the beginning of the year prior to the Purchase Payment. The Purchase Payment does increase the amount of premium subject to Surrender Charges by the amount of the Purchase Payment to $134,000 ($94,000 + $40,000). Applicable surrender charges at the end of the year are then $4,020 ($134,000 x 3%) and the Surrender Value is $128,980, which is equal to the Contract Value less the applicable surrender charges ($133,000 - $4,020).

(c)
In Contract Year 3, a request for a withdrawal of $10,000. The Free Withdrawal Amount of $12,600, equals 10% of $126,000, which was the Contract Value on the last Contract Anniversary. Because the withdrawal is less than the Free Withdrawal Amount, there is no reduction in the amount of premium still subject to surrender charges. The applicable surrender charges remain $4,020. The Surrender Value is $111,980, which is equal to the Contract Value less applicable surrender charges ($116,000 - $4,020).

(d)
After the start of Contract Year 8, an additional Purchase Payment of $20,000 is made. However, because the Free Withdrawal Amount is based on the Contract Value as of the last Contract Anniversary, there is no additional Free Withdrawal Amount available from the additional Purchase Payment. The Free Withdrawal Amount in Year 8 is equal to $11,600, which is the Contract Value at the beginning of the year prior to the Purchase Payment. The Purchase Payment does increase the amount of premium subject to Surrender Charges by the amount of the Purchase Payment. However, the initial Purchase Payment of $100,000 is now beyond the Surrender Charge Period. The amount of premium still subject to Surrender Charges associated with thar Purchase Payment was $94,000 (the amount of premium subject to Surrender Charges prior to the $40,000 Purchase Payment in Year 4. The amount of premium still subject to Surrender Charges is reduced by that amount to $60,000. Applicable surrender charges at the end of the year are then $1,800 ($60,000 x 3%) and the Surrender Value is $143,200, which is equal to the Contract Value less the applicable surrender charges ($145,000 - $1,800).

1	The Surrender Charges for the Contract decline from 8% to 3% over a seven-year period. The actual Surrender Charges are higher than shown in this column.
2	The actual Surrender Value is lower than shown in this column.

APPENDIX G
HISTORICAL RATES, CHARGES AND VALUES FOR THE OPTIONAL BENEFITS
GLWBs
For applications signed and received In Good Order between December 17, 2020 and April 29, 2021, the Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as
shown in the table below.
LW% for the Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.25%	2.60%
60-64	3.75%	3.10%
65-69	5.00%	4.35%
70-74	5.00%	4.35%
75-79	5.50%	4.85%
80-84	5.50%	4.85%
85+	6.00%	5.35%
LW% for the Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.75%	3.10%
60-64	4.25%	3.60%
65-69	5.50%	4.85%
70-74	5.50%	4.85%
75-79	5.75%	5.10%
80-84	6.00%	5.35%
85+	6.25%	5.60%
For applications signed and received in Good Order between April 30, 2021 and August 14, 2022, the Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent
Step-Up,
as shown in the table below.
LW% for the Income Boost GLWB, GLWB/GMPB Combo (with Income Boost GLWB)* and Flex Income Boost GLWB**

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.50%	2.85%
60-64	3.75%	3.10%
65-69	5.00%	4.35%
70-74	5.00%	4.35%
75-79	5.25%	4.60%
80-84	5.50%	4.85%
85+	5.75%	5.10%

LW% for the Income Control GLWB, GLWB/GMPB Combo (with Income Control GLWB)* and Flex Income Control GLWB**

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.75%	3.10%
60-64	4.25%	3.60%
65-69	5.25%	4.60%
70-74	5.50%	4.85%
75-79	5.75%	5.10%
80-84	6.00%	5.35%
85+	6.25%	5.60%

*	Not available after April 3, 2022.
**	Available on and after April 4, 2022.
For applications signed and received In Good Order between August 15, 2022 and March 19, 2023, the Lifetime Withdrawal Percentage is based on the youngest GLWB Covered Pension on the Income Start Date, and on the date of any subsequent Step-Up, as shown on the table below:
LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.50%	2.90%
60-64	4.00%	3.40%
65-69	5.00%	4.40%
70-74	5.10%	4.50%
75-79	5.25%	4.65%
80-84	5.50%	4.90%
85+	5.75%	5.15%
LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.75%	3.20%
60-64	4.50%	3.95%
65-69	5.70%	5.15%
70-74	5.85%	5.30%
75-79	6.00%	5.45%
80-84	6.25%	5.70%
85+	6.25%	5.70%

For applications signed and received In Good Order between March 20, 2023 and April 30, 2023, the Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as
shown in the table below.
LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.60%	3.00%
60-64	4.00%	3.40%
65-69	5.20%	4.60%
70-74	5.40%	4.80%
75-79	5.60%	5.00%
80-84	5.80%	5.20%
85+	5.80%	5.20%
LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	4.00%	3.40%
60-64	4.80%	4.20%
65-69	6.00%	5.40%
70-74	6.20%	5.60%
75-79	6.40%	5.80%
80-84	6.60%	6.00%
85+	6.60%	6.00%

For applications signed and received in Good Order before May 1, 2022, the Bonus Rate is 6.00% for the Income Boost GLWB (also within the GLWB/GMPB Combo) and 7.00% for the Income Control GLWB (also within the GLWB/GMPB Combo).
For applications signed and received in Good Order before May 1, 2022, the annual GLWB Fee for Income Boost GLWB is 1.50% (0.375% quarterly), including for the GLWB/Combo, and 1.35% (0.3375% quarterly) for the Income Control GLWB, including for the GLWB/GMPB Combo.
GMABs
For applications signed and received in Good Order between April 30, 2021 and April 17, 2022, the annual GMAB Fee Rate is 1.10% (0.275% quarterly) for the Armor Seven GMAB and 1.05% (0.2625% quarterly) for the Armor Ten GMAB.
For applications signed and received in Good Order between December 17, 2020 and March 19, 2023, the GMAB Factor for the initial Term is 105% for the Armor 10 GMAB and 95% for the Armor 7 GMAB.
GMPBs
For applications signed and received in Good Order from April 30, 2021 through November 30, 2021, the annual GMPB Fee Rate is 0.45% (0.1125% quarterly) for the Armor Flex 10 GMPB and Armor Flex 7 GMPB. If the GMPB is within the GLWB/GMPB Combo, the annual GMPB Fee Rate is 0.10% (0.025% quarterly).

The statement of additional information (“SAI”) dated May 1, 2023 includes additional information. The SAI is incorporated by reference into this prospectus. You can request the SAI, or other information, at no cost, at https://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. The SAI is also available on our website at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier
no. C000221210

PART B

DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

Flexible Payment Deferred Variable Annuity Contracts

DELAWARE LIFE VARIABLE ACCOUNT F (the “Variable Account”)

a separate account of

DELAWARE LIFE INSURANCE COMPANY

P.O. Box 80428, Indianapolis, IN 46280

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

The Statement of Additional Information (“SAI”) is not a prospectus. Terms used in this SAI have the same meanings as are defined in the Delaware Life Accelerator Prime® Variable Annuity Prospectus (the “Prospectus”). Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. Therefore, this SAI should be read in conjunction with the Prospectus, dated May 1, 2023 which may be obtained at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. The Prospectus is also available on our website at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208.

1

DELAWARE LIFE INSURANCE COMPANY

DLIC Sub-Holdings, LLC is the Company’s immediate parent company. DLIC Sub-Holdings, LLC is ultimately controlled by Mark R. Walter. Mr. Walter ultimately controls the Company through the following intervening companies: DLIC Sub-Holdings, LLC, DLIC Holdings, LLC, Group 1001 Insurance Holdings, LLC, Group 1001, Inc., Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, DLHPII Equity Participation Company, LLC, and DLICM, LLC. The nature of the business of Mr. Walter and these intervening companies is investing in companies engaged in the business of life, health, and property and casualty insurance.

DELAWARE LIFE VARIABLE ACCOUNT F

The assets of the Variable Account are the exclusive property of Delaware Life. Registration of the Variable Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Variable Account or of Delaware Life by the Securities and Exchange Commission. Delaware Life may accumulate in the Variable Account proceeds from charges under the Delaware Life Accelerator Prime® Variable Annuity (the “Contracts”) and other amounts in excess of the Variable Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Delaware Life. Delaware Life may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Subaccount may not be insulated from liability associated with another Subaccount.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon is registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Contract is sold by registered representatives of broker-dealers who have entered into selling agreements with Delaware Life and Clarendon. Clarendon also acts as the general distributor of certain other annuity and variable life insurance contracts issued by Delaware Life and its subsidiary, Delaware Life Insurance Company of New York. Clarendon’s principal business address is 1601 Trapelo Road, Suite 30, Waltham, MA 02451.

Underwriting and distribution costs are borne directly by Delaware Life. Clarendon is not directly compensated for distribution of the Contracts. Delaware Life reimburses Clarendon for the cost of distribution services for the Contract. The reimbursement includes direct and directly allocable expenses for the distribution services and expenses for direct overhead.

The allocable expenses and overhead charges shall include, without limitation: all necessary examination and registration fees and other expenses of any type incurred by Clarendon with respect to the registration with FINRA of individuals employed by or otherwise associated with Delaware Life; all necessary training and continuing education expenses incurred by Clarendon with respect to FINRA-registered individuals who are employed by or otherwise associated with Delaware Life; all filing fees incurred by Clarendon with respect to the filing with FINRA of sales and advertising material for the Contracts; salaries and payroll taxes for personnel performing distribution services; license and registration fees; equipment and supplies; computer charges; consulting, accounting and legal fees; travel expenses; rent and other reasonable and customary business overhead charges; and all other charges, costs, and expenses reasonably incurred in connection with providing the distribution services. In addition to commissions, Delaware Life may, from time to time, pay or allow additional promotional incentives, in the form of cash or other non-cash compensation. Delaware Life reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum numbers of Contracts or other contracts offered by Delaware Life. Promotional incentives may change at any time.

Total commissions paid on behalf of Clarendon by Delaware Life in connection with other contracts issued through the Variable Account during 2020, 2021 and 2022 were approximately $57,722,277, $71,303,198 and $59,346,916 respectively.

2

Performance Information

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a Subaccount. In addition, our reports or other communications to current or prospective contract owners may also quote the yield or total return of a Subaccount. Quoted results are based on past performance and reflect the performance of all assets held in that Subaccount for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Non-Standardized Performance

We also advertise hypothetical total return performance for the Subaccounts before the inception of the Variable Account and may advertise other non-standardized performance. Non-standardized performance will be accompanied by standardized performance total return.

Calculation of Total Return and Yield

We will calculate the total return and yield performance of each Subaccount in accordance with the Securities Act of 1933, the Investment Company Act of 1940, and FINRA requirements.

Calculation of Total Return

For certain year periods, we calculate the average annual total return according to the following formula:

P(1+T)n = ERV

Where:

	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total return

	n	=	number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the year period(s) at the end of the year period(s) (or fractional portion thereof).

Calculation of Yield for Non-Money Market Fund Subaccounts

We calculate yield on a thirty-day period by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

YIELD	=	2	[	(a - b + 1)[6] - 1	]
cd

Where:

	a	=	net investment income earned during the period by the Fund attributable to Subaccount shares.

	b	=	expenses accrued for the period (net of reimbursements).

	c	=	the average daily number of units outstanding during the period.

	d	=	the maximum Accumulation Unit Value on the last day of the period.

Any performance advertising of yield for the non-Money Market Fund Subaccounts will be accompanied by the standardized total return for the Subaccount.

3

Calculation of Yield and Effective Yield for the MFS® U.S. Government Money Market Portfolio, Service Class Subaccount (Money Market Fund Subaccount)

We calculate the yield of the Money Market Fund Subaccount for a 7-day period by determining the net change in value of a hypothetical investment in the Money Market Fund Subaccount. We assume the following. There is an investment equal to one share on Day 1. We then determine the value of the hypothetical investment in the Money Market Fund Subaccount on Day 7. The Day 7 value minus the Day 1 value is the net change in value for the hypothetical investment in the Money Market Fund Subaccount. The net change in value divided by Day 1 value give us the 7-day return for the hypothetical investment in the Money Market Fund Subaccount. We multiply the 7-day return by 365/7 to determine the annual return. The effective yield calculation is similar, except we assume all returns or interest are reinvested for the period in the Money Market Fund Subaccount. For yield and effective yield, we carry the results to the nearest one hundredth of one percent.

Any performance advertising of yield and effective yield for the Money Market Fund Subaccount will be accompanied by the standardized total return for the Subaccount.

Other Performance Information

Delaware Life may also distribute sales material which compares the performance of the Contract’s Accumulation Unit Values with the unit values of other variable annuities not issued by us. Such information will be derived from Morningstar. The rankings of these third-party issuers may not reflect the deduction of the same Contract fees and charges. In addition, we may advertise Delaware Life’s credit rating by nationally recognized statistical rating organizations such as AM Best and Standard and Poor’s. From time to time, we may also advertise comparisons such as tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of taxable and tax-deferred investments. We may also use illustrations showing how a GLWB, a GMAB, a GMPB, a GLWB/GMPB Combo, HAV Death Benefit and ROP Death Benefit work with historical performance of the Subaccounts or a hypothetical rate of return.

ANNUITY PROVISIONS

During the Accumulation Phase, you may at any time elect an Annuity Income Date to begin receiving payments under any available Annuity Option. On the Annuity Income Date, the Company will apply the Contract Value, less any applicable premium tax or similar tax, to an Annuity Option.

The Income Phase of your Contract begins on the Annuity Income Date when we make the first annuity payment.

Currently, only Fixed Annuity Options are available under the Contract.

See “Income Phase - Annuitization Provisions” in the Prospectus.

CUSTODIAN

Delaware Life is the Custodian of the assets of the Variable Account. Its custodial services are at located at 1601 Trapelo Road, Suite 30, Waltham, MA 02451. The assets of the Variable Account are kept physically segregated and held separate and apart from the general account of Delaware Life. We will purchase Fund shares at net asset value in connection with amounts allocated to the Subaccounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account, if any.

4

EXPERTS

The financial statements of Delaware Life Insurance Company as of December 31, 2022 and 2021 and for the years then ended and each of the subaccounts of Delaware Life Variable Account F, as of December 31, 2022 and 2021 and for the years then ended included in Form N-4 filed on April 27, 2023 have been so incorporated in reliance on the reports of KPMG LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The KPMG LLP report dated April 26, 2023 of Delaware Life Insurance Company includes explanatory language that states that the financial statements are prepared by Delaware Life Insurance Company using statutory accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

The KPMG LLP report dated April 26, 2023 of Delaware Life Insurance Company includes an other matter paragraph that states that the accompanying financial statements of the Company for the year ended December 31, 2020 were audited by other independent registered public accountants whose report thereon, dated April 28, 2021, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to accounting practices prescribed or permitted by the Delaware Department of Insurance. The KPMG LLP report dated April 26, 2023 of each of the subaccounts of Delaware Life Variable Account F states that the financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

FINANCIAL STATEMENTS

The financial statements are incorporated by reference to the Form N-VPFS for Delaware Life Insurance Company and Delaware Life Variable Account F filed on April 27, 2023, File No. 811-05846.

5

PART C

OTHER INFORMATION

Item 27. EXHIBITS

(a)	Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997); Exhibit (a)

(b)	Not Applicable.

(c)(2)(i)	Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 28, 2009); Exhibit (3)(b)(i)

(c)(2)(ii)	Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 28, 2009); Exhibit (3)(b)(ii)

(c)(2)(iii)	Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April 27, 2010); Exhibit (3)(b)(iii)

(c)(2)(iv)	Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April 27, 2010); Exhibit (3)(b)(iv)

(c)(3)(i)	Form of Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on April 26, 2019); Exhibit (3)(c)(i)

(d)(1)	Form of Flexible Payment Individual Deferred Variable Annuity Contract (Base Variable Annuity). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(1)

(d)(1)(i)	Form of Base Variable Annuity Specifications. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(1)(i)

(d)(2)	Form of Fixed Account Endorsement to Base Variable Annuity. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(2)

(d)(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (Income Boost GLWB) to Base Variable Annuity. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(3)

(d)(3)(i)	Form of Additional Benefits Specifications (Income Boost GLWB). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(3)(i)

(d)(4)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (Income Control GLWB) to Base Variable Annuity. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(4)

(d)(4)(i)	Form of Additional Benefits Specifications (Income Control GLWB). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(4)(i)

(d)(5)	Form of Guaranteed Minimum Accumulation Benefit Rider to Base Variable Annuity.(Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(5)

(d)(5)(i)	Form of Additional Benefits Specifications (GMAB). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(5)(i)

(d)(6)	Form of Guaranteed Market Protection Benefit Rider to Base Variable Annuity.(Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(6)

(d) (6)(i)	Form of Additional Benefits Specifications (GMPB). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(6)(i)

(d) (7)	Form of GLWB/GMPB Combo (with Income Boost GLWB) to Base Variable Annuity.(Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(7)

(d) (8)	Form of GLWB/GMPB Combo ( with Income Control GLWB) to Base Variable Annuity.(Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(8)

(d)(8) (i)	Form of Additional Benefits Specifications (GLWB/GMPB Combo with Income Boost GLWB and Income Control GLWB). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(8)(i)

(d) (9)	HAV Death Benefit Rider to Base Variable Annuity. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(9)

(d)(10)	ROP Death Benefit Rider to Base Variable Annuity.(Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (d)(10)

(d)(11)	Nursing Home Waiver Endorsement to Base Variable Annuity (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-225901 filed on June 27, 2018) Exhibit (d)(11)

(d)(l2)	Terminal Illness Waiver Endorsement to Base Variable Annuity (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-225901 filed on June 27, 2018) Exhibit (d)(l2)

(e)	Application to be used with the Base Variable Annuity.(Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-238865 filed on March 26, 2021); Exhibit (e)

(f)(1)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014); Exhibit (f)(1)

(f)(2)	By-Laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014); Exhibit (f)(2)

(g)	Not Applicable

(h)(1)	Participation Agreement, dated May 1, 2001, as amended through March 26, 2018, by and among Delaware Life Insurance Company, Clarendon Insurance Agency, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(1)

(h)(2)	Participation Agreement, dated February 17, 1998, as amended through September 18, 2014, by and among Delaware Life Insurance Company, Clarendon Insurance Agency, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018): Exhibit (h)(2)

(h)(3)	Participation Agreement, dated October 1, 2008, as amended through ,July 2, 2020 by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018): Exhibit (h)(3)

(h)(4)(i)	Amendment No. 5, dated July 2, 2020 to the Participation Agreement, dated October 1, 2008, as amended through May 7, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company (Incorporated herein by reference to the Pre-Effective Amendment No 1.on Form N-4, File No. 333-238865 filed on December 10. 2020); Exhibit (h)(4)(i)

(h)(5)	Participation Agreement, dated May 13, 2004 as amended through June 19, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(5)

(h)(6)	Participation Agreement, dated April 26, 2013, as amended through July 1, 2018, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, Delaware Life Insurance and Annuity Company (Bermuda) Ltd., Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC, and Columbia Management Investment Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(6)

(h)(7)	Participation Agreement, dated September 27, 2018, by and among Goldman Sachs Variable Insurance Trust and Goldman Sachs & Co. LLC, dated September 27, 2018 (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(7)

(h)(7)(i)	Amendment No. 1 dated August 21, 2020 to Participation Agreement, dated September 27, 2018, by and among Goldman Sachs Variable Insurance Trust and Goldman Sachs & Co. LLC, dated September 27, 2018 (Incorporated herein by reference to the Pre-Effective Amendment No 1.on Form N-4, File No. 333-238865 filed on December 10. 2020); Exhibit (h)(7)(i)

(h)(8)	Participation Agreement, dated April 24, 2009, as amended through May 29, 2018, by and among Delaware Life Insurance Company of New York and Delaware Life Insurance Company, JPMorgan Insurance Trust and J. P. Morgan Investment Management Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(8)

(h)(9)	Participation Agreement, dated December 3, 2007, as amended through May 1, 2018, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(9)

(h)(10)	Participation Agreement, dated February 17, 1998, as amended through August 2, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(10)

(h)(10)(i)	Amendment No.7 dated, July 7, 2020, to the Participation Agreement dated February 17, 1998, as amended through August 2, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust Incorporated herein by reference to the Pre-Effective Amendment No 1.on Form N-4, File No. 333-238865 filed on December 10. 2020); Exhibit (h)(10)(i)

(h)(11)	Participation Agreement, dated February 17, 1998, as amended through July 23, 2018, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. LLC (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018); Exhibit (h)(11)

(h)(12)	Participation Agreement, dated December 1, 2012, as amended through September 8, 2014, by and among Delaware Life Insurance Company of New York and Delaware Life Insurance Company, MFS Variable Insurance Trusts I, II and III, and MFS Fund Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018); Exhibit (h)(12)

(h)(l3)	Participation Agreement, dated May 1, 2004, as amended through June 23, 2020, by and among Delaware Life Insurance Company, The Morgan Stanley Variable Insurance Fund, Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Distribution, Inc (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018); Exhibit (h)(l3)

(h)(14)	Participation Agreement, dated September 16, 2002, as amended through June 25, 2020, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018); Exhibit (h)(14)

(h)(15)	Participation Agreement, dated August 1, 2011, as amended through May 16, 2018, by and among Delaware Life Insurance Company of New York and Delaware Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018); Exhibit (h)(15)

(h)(16)	Participation Agreement, dated March 3, 2020, by and among Delaware Life Insurance Company, First Trust Variable Insurance Trust, and First Trust Portfolios, L.P. (Incorporated herein by reference to the Post-Effective Amendment No3 to the Registration Statement on Form N-4, File No. 333-225901 filed on April 27, 2020); Exhibit (h)(16)

(h)(17)	Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc., and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-13087, filed on April 29, 1999.); Exhibit (h)(17)

(h)(17)(i)	Amendments Nos. 1-9, dated respectively to the Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc., and T. Rowe Price Investment Services, Inc (Incorporated herein by reference to the Pre-Effective Amendment No 1.on Form N-4, File No. 333-238865 filed on December 10. 2020) Exhibit (h)(17)(i)

(h)(18)	Participation Agreement, dated November 16, 2005, by and among Janus Aspen Series, Janus Distributors LLC, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Delaware Life NY Variable Account J on Form N-6, File No. 333-136435, filed on August 9, 2006.); Exhibit (h)(18)

(h)(18)(i)	Amendment Nos. 1-5 dated October 1, 2016, January 29, 2007, January 1, 2012, December 1, 2011 and September 9, 2020, respectively to the Participation Agreement, dated November 16, 2005, by and among Janus Aspen Series, Janus Distributors LLC, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Pre-Effective Amendment No 1.on Form N-4, File No. 333-238865 filed on December 10. 2020); Exhibit (h)(18)(i)

(h)(19)	Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Insurance and Annuity Company of New York, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002.) Exhibit (h)(19)

(i)	Not Applicable

(j)	Not Applicable

(k)(1)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use;*

(k)(2)	Representation of Counsel pursuant to Rule 485(b);*

(l)	Not Applicable;

(m)	Not Applicable;

(n)	Not Applicable;

(o)	Form of Initial Template Summary Prospectus (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333- 225901, filed on October 8, 2021); Exhibit (o)

(p)	Powers of Attorney*;

(q)	Resolution of the Board of Directors of the Depositor dated April 19, 2023 authorizing the use of powers of attorney for Officer signatures;*

(r)	Organization Chart of the Registrant, the Depositor and DLIC Sub-Holdings, LLC*; and

(s)	Consents of Independent Registered Public Accounting Firm;*

*	Filed herewith

Item 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Dennis A. Cullen Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Director

Michael K. Moran Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Director

David E. Sams, Jr. Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Director

Curtis P. Steger Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Director

Daniel J. Towriss Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Executive Officer and President

Michael S. Bloom Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Legal Officer and Secretary

Andrew F. Kenney Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Investment Officer

John J. Miceli, Jr. Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Treasurer

Ellyn M. Nettleton Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Accounting Officer

Robert B. Stanton Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Operating Officer

Fang L.Wang Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Financial Officer

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor, Delaware Life Insurance Company, which is a wholly-owned subsidiary of DLIC Sub-Holdings, LLC.

The organization chart of DLIC Sub-Holdings, LLC, the Depositor and Registrant is filed herewith as Exhibit (r). None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Delaware Life Insurance Company.

Item 30. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Delaware Life Insurance Company (a copy of which was filed as Exhibit (6)(b) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, on August 11, 2014), provides for the indemnification of directors, officers and employees of Delaware Life Insurance Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Delaware Life Insurance Company pursuant to the certificate of incorporation, by-laws, or otherwise, Delaware Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Delaware Life Insurance Company of expenses incurred or paid by a director, officer, controlling person of Delaware Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Delaware Life Insurance Company will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 31. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Delaware Life Insurance Company, acts as general distributor for the Registrant, Delaware Life Variable Accounts C, D, E, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, Delaware Life NY Variable Accounts A, B, C and D.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter
	Thomas G. Seitz	President and Director
	Ellyn M. Nettleton	Financial/Operations Principal and Treasurer and Director
	Michael S. Bloom	Secretary and Director
	Christopher J. Vellante	Chief Compliance Officer

*	The principal business address of all directors and officers of the principal underwriter, is 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451

(c) Inapplicable.

Item 32. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Delaware Life Insurance Company at its offices at 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451 and at the offices of Clarendon Insurance Agency, Inc., at 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451.

Item 33. MANAGEMENT SERVICES

Not Applicable.

Item 34. FEE REPRESENTATION

The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Waltham, and Commonwealth of Massachusetts on this 27th day of April, 2023.

DELAWARE LIFE VARIABLE ACCOUNT F
(Registrant)

By:	/s/ Daniel J. Towriss*
Daniel J. Towriss
Chief Executive Officer and President (Principal Executive Officer)

DELAWARE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Daniel J. Towriss*
Daniel J. Towriss
Chief Executive Officer and President (Principal Executive Officer)

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Delaware Life Insurance Company, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Dennis A. Cullen*	Director	April 27, 2023
Dennis A. Cullen

/s/ Michael K. Moran*	Director	April 27, 2023
Michael K. Moran

/s/ David E. Sams, Jr.*	Director	April 27, 2023
David E. Sams, Jr.

/s/ Curtis P. Steger*	Director	April 27, 2023
Curtis P. Steger

/s/ Daniel J. Towriss*	Chief Executive Officer and President	April 27, 2023
Daniel J. Towriss	(Principal Executive Officer)

/s/ Ellyn M. Nettleton*	Chief Accounting Officer	April 27, 2023
Ellyn M. Nettleton	(Principal Accounting Officer)

/s/ Fang L. Wang* Fang L. Wang	Chief Financial Officer (Principal Financial Officer)	April 27, 2023

*By: /s/ Kathleen A. McGah	Attorney-in-Fact	April 27, 2023
Kathleen A. McGah

*

Kathleen A. McGah has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Director and Officer signatures. Powers of Attorney are included herein as Exhibit (p). Resolution of the Board of Directors is included herein as Exhibit (q).

EXHIBIT INDEX

(k)(1)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use

(k)(2)	Representation of Counsel Pursuant to Rule 485(b)

(p)	Powers of Attorney

(q)	Resolution of the Board of Directors of the Depositor dated April 19, 2023 authorizing the use of powers of attorney for Officer signatures

(r)	Organization Chart of the Registrant, the Depositor and DLIC Sub-Holdings, LLC

(s)	Consents of Independent Registered Public Accounting Firm